Lincoln Life & Annuity Company of New York

Financial Statements

December 31, 2022 and 2021

Report of Independent Auditors

To the Stockholder and the Board of Directors of Lincoln Life & Annuity Company of New York

Opinion

We have audited the financial statements of Lincoln Life & Annuity Company of New York (the Company), which comprise the balance sheets as of December 31, 2022 and 2021, and the related statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2022, and the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS).  Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report.  We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free of material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion.  Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists.  The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control.  Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks.  Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania

March 3l, 2023

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2022	2021
ASSETS
Investments:
Fixed maturity available-for-sale securities, at fair value
(amortized cost: 2022 – $7,393; 2021 – $7,394; allowance for credit losses: 2022 – $3; 2021 – $0)	$6,509	$8,617
Equity securities	8	7
Mortgage loans on real estate, net of allowance for credit losses	911	961
Policy loans	195	217
Derivative investments	21	7
Other investments	1	6
Total investments	7,645	9,815
Cash and invested cash	46	56
Deferred acquisition costs and value of business acquired	688	281
Accrued investment income	91	91
Reinsurance recoverables, net of allowance for credit losses	643	514
Goodwill	26	26
Other assets	1,891	1,854
Separate account assets	6,825	8,475
Total assets	$17,855	$21,112

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$2,200	$1,932
Other contract holder funds	5,351	5,421
Funds withheld reinsurance liabilities	1,633	1,610
Income taxes payable	20	359
Other liabilities	174	281
Separate account liabilities	6,825	8,475
Total liabilities	16,203	18,078

Contingencies and Commitments (See Note 10)

Stockholder’s Equity
Common stock – 132,000 shares authorized, issued and outstanding	941	941
Retained earnings	1,220	1,347
Accumulated other comprehensive income (loss)	(509)	746
Total stockholder’s equity	1,652	3,034
Total liabilities and stockholder’s equity	$17,855	$21,112

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2022	2021	2020
Revenues
Insurance premiums	$329	$200	$153
Fee income	294	316	326
Net investment income	374	394	381
Realized gain (loss)	(21)	-	40
Other revenues	-	1	-
Total revenues	976	911	900
Expenses
Interest credited	184	191	198
Benefits	727	423	403
Commissions and other expenses	188	348	229
Total expenses	1,099	962	830
Income (loss) before taxes	(123)	(51)	70
Federal income tax expense (benefit)	(34)	(15)	10
Net income (loss)	(89)	(36)	60
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	(1,255)	(244)	511
Total other comprehensive income (loss), net of tax	(1,255)	(244)	511
Comprehensive income (loss)	$(1,344)	$(280)	$571

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2022	2021	2020

Common Stock
Balance as of beginning-of-year	$941	$941	$941
Balance as of end-of-year	941	941	941

Retained Earnings
Balance as of beginning-of-year	1,347	1,408	1,468
Cumulative effect from adoption of new accounting standards	-	-	(18)
Net income (loss)	(89)	(36)	60
Dividends paid to The Lincoln National Life Insurance Company	(38)	(25)	(102)
Balance as of end-of-year	1,220	1,347	1,408

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	746	990	479
Other comprehensive income (loss), net of tax	(1,255)	(244)	511
Balance as of end-of-year	(509)	746	990
Total stockholder’s equity as of end-of-year	$1,652	$3,034	$3,339

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2022	2021	2020
Cash Flows from Operating Activities
Net income (loss)	$(89)	$(36)	$60
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss	21	-	(40)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	7	99	92
Premiums and fees receivable	(8)	(15)	(1)
Accrued investment income	-	1	-
Insurance liabilities and reinsurance-related balances	107	(109)	(47)
Accrued expenses	(87)	101	8
Federal income tax accruals	(7)	(45)	(21)
Other	17	(27)	29
Net cash provided by (used in) operating activities	(39)	(31)	80

Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(259)	(654)	(646)
Sales of available-for-sale securities and equity securities	84	64	204
Maturities of available-for-sale securities	166	444	289
Issuance of mortgage loans on real estate	(59)	(107)	(96)
Repayment and maturities of mortgage loans on real estate	109	92	61
Repayment (issuance) of policy loans, net	22	14	14
Net change in collateral on derivatives and related settlements	8	13	82
Other	-	-	(1)
Net cash provided by (used in) investing activities	71	(134)	(93)

Cash Flows from Financing Activities
Issuance (payment) of short-term debt	(38)	39	(26)
Deposits of fixed account values, including the fixed portion of variable	608	459	491
Withdrawals of fixed account values, including the fixed portion of variable	(546)	(325)	(361)
Transfers from (to) separate accounts, net	(28)	(30)	34
Common stock issued for benefit plans	-	-	(2)
Dividends paid to The Lincoln National Life Insurance Company	(38)	(25)	(102)
Net cash provided by (used in) financing activities	(42)	118	34

Net increase (decrease) in cash, invested cash and restricted cash	(10)	(47)	21
Cash, invested cash and restricted cash as of beginning-of-year	56	103	82
Cash, invested cash and restricted cash as of end-of-year	$46	$56	$103

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

Lincoln Life & Annuity Company of New York (“LLANY” or the “Company,” which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of The Lincoln National Life Insurance Company (“LNL”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Ultimate Parent”), is domiciled in the state of New York.  LLANY is principally engaged in the sale of wealth protection, accumulation, group protection and retirement income products and solutions.  These products are marketed primarily through personal-producing general agents and brokers throughout the U.S.  LLANY is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 16 for additional information.

Basis of Presentation

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Certain amounts reported in prior year’s Balance Sheets have been reclassified to conform to the presentation adopted in the current year.  Specifically, we reclassified premiums and fees receivable and reinsurance-related embedded derivatives to other assets.  These reclassifications had no effect on total assets for the prior year.

Summary of Significant Accounting Policies

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change, including matters related to or impacted by the COVID-19 pandemic.  Actual results could differ from these estimates and assumptions.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain financial assets, derivatives, allowances for credit losses, deferred acquisition costs (“DAC”), value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill and other intangibles, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), pension plans, stock-based incentive compensation, income taxes including the recoverability of our deferred tax assets, and the potential effects of resolving litigated matters.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Fixed Maturity Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as fixed maturity AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our fixed maturity AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.  For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all fixed maturity AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.  For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our fixed maturity AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”) and collateralized loan obligations (“CLOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•	Hybrid and redeemable preferred securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

Fixed Maturity AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our fixed maturity AFS securities (also referred to as “debt securities”) for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require a credit loss allowance.

For our debt securities, we generally consider the following to determine whether our debt securities with unrealized losses are credit impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on the Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an impairment has occurred, and a credit loss allowance is recorded, with a corresponding charge to realized gain (loss) on the Statements of Comprehensive Income (Loss).  The remainder of the decline to fair value related to factors other than credit loss is recorded in other comprehensive income (“OCI”) to unrealized losses on fixed maturity AFS securities on the Statements of Stockholder’s Equity, as this amount is considered a noncredit impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	The extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of a credit loss impairment through a credit loss allowance, we continue to reassess the expected cash flows of the debt security at each subsequent measurement date as necessary.  If the measurement of credit loss changes, we recognize a provision for (or reversal of) credit loss expense through realized gain (loss) on the Statements of Comprehensive Income (Loss), limited by the amount that amortized cost exceeds fair value.  Losses are charged against the allowance for credit losses when management believes the uncollectibility of a debt security is confirmed or when either of the criteria regarding intent or requirement to sell is met.  Accrued interest on debt securities is written-off when deemed uncollectible.

To determine the recovery value of a corporate bond or CLO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter, we review the cash flows for the MBS portfolio, including current credit enhancements and trends in the underlying collateral performance to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of borrower creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security requires a credit loss allowance.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for a credit loss by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired through a credit loss allowance or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no credit loss allowance is required.  Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then an impairment through a credit loss allowance is recognized.

We further monitor the cash flows of all of our debt securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our debt securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment through a credit loss allowance for the security.

Equity Securities

Equity securities are carried at fair value, and changes in fair value are recorded in realized gain (loss) on the Statements of Comprehensive Income (Loss) as they occur.  Equity securities consist primarily of common stock of publicly-traded companies, privately placed securities and mutual fund shares.  We measure the fair value of our equity securities based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the equity security.  Fair values of publicly-traded equity securities are determined using quoted prices in active markets for identical or comparable securities.  When quoted prices are not available, we use valuation methodologies most appropriate for the specific asset.

Fair values for private placement securities are determined using discounted cash flow, earnings multiple and other valuation models.  The fair values of mutual fund shares that transact regularly are based on transaction prices of identical fund shares.

Mortgage Loans on Real Estate

Mortgage loans on real estate consist of commercial mortgage loans and are generally carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of allowance for credit losses.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on the Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on the Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are likewise credited to the allowance for credit losses.  Accrued interest on mortgage loans is written-off when deemed uncollectible.

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as unfunded commitments related to mortgage loans.  Our model estimates expected credit losses over the contractual terms of the loans, which are the periods over which we are exposed to credit risk, adjusted for expected prepayments.  Credit loss estimates are segmented by mortgage loans and unfunded commitments related to mortgage loans.

The allowance for credit losses for pooled loans of similar risk is estimated using relevant historical credit loss information adjusted for current conditions and reasonable and supportable forecasts of future conditions.  Historical credit loss experience provides the basis for the estimation of expected credit losses with adjustments for differences in current loan-specific risk characteristics, such as differences in underwriting standards, portfolio mix, delinquency level, or term lengths as well as adjustments for changes in environmental conditions, such as unemployment rates, property values, or other factors that management deems relevant.  We apply probability weights to the positive, base and adverse scenarios we use.  For periods beyond our reasonable and supportable forecast, we use implicit mean reversion over the remaining life of the recoverable, meaning our model will inherently revert to the baseline scenario as the baseline is representative of the historical average over a longer period of time.

Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a specific credit loss allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.

Allowance for credit losses are maintained at a level we believe is adequate to absorb current expected lifetime credit losses.  Our periodic evaluation of the adequacy of the allowance for credit losses is based on historical loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, reasonable and supportable forecasts about the future and other relevant factors.

Mortgage loans on real estate are presented net of the allowance for credit losses on the Balance Sheets.  Changes in the allowance are reported in realized gain (loss) on the Statements of Comprehensive Income (Loss).  Mortgage loans on real estate deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged-off and expected to be charged-off.

Our mortgage loan portfolio is primarily comprised of long-term loans secured by existing commercial real estate.  We believe all of the mortgage loans in our portfolio share three primary risks:  borrower credit worthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods of monitoring and assessing credit risk are consistent for our entire portfolio.

For our mortgage loan portfolio, trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses.  In addition, we review each loan individually in our mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase a credit loss allowance for a specific loan based upon this analysis.

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.  These credit quality metrics are monitored and reviewed at least annually.

We have off-balance sheet commitments related to mortgage loans.  As such, an allowance for credit losses is developed based on the process outlined above, along with an internally developed conversion factor.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk,  equity market risk and credit risk by entering into derivative transactions.  Our derivative instruments are recognized as either assets or liabilities on the Balance Sheets at estimated fair value.  We have master netting agreements with each of our derivative counterparties that allow for the netting of our derivative asset and liability positions by counterparty.    We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged:  as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We have certain variable annuity products that contain embedded derivatives that are recorded with the associated host contract.  When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes and reported within other assets or other liabilities on the Consolidated Balance Sheets.  These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Other Investments

Other investments consist primarily of cash collateral receivables related to our derivative instruments and Federal Home Loan Bank (“FHLB”) common stock.

In uncleared derivative transactions, we and the counterparty enter into a credit support annex requiring either party to post collateral, which may be in the form of cash, equal to the net derivative exposure.  Cash collateral we have posted to a counterparty is recorded within other investments.  Cash collateral a counterparty has posted is recorded within other liabilities.  We also have investments in FHLB common stock, carried at cost, that enable access to the FHLB lending program.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, group life and disability insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  Such acquisition costs are capitalized in the period they are incurred and primarily include commissions, certain bonuses, portion of total compensation and benefits of certain employees involved in the acquisition process and medical and inspection fees.    VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI, and the unamortized balance is reported within other assets on the Balance Sheets.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on the Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on the Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on the Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on the Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  Amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as fixed maturity AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on the Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

For reinsurance transactions where we receive proceeds that represent recovery of our previously incurred acquisition costs, we reduce the applicable unamortized acquisition costs such that the net acquisition costs are capitalized and charged to commissions and other expenses on the Statements of Comprehensive Income (Loss).

Acquisition costs for all traditional contracts, including term life insurance, individual whole life and group business, are amortized over the premium-paying period or level term period, depending on the contract, which generally results in amortization less than or equal to 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no intangible balance or related amortization for fixed and variable payout annuities.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, death benefits expected to be paid, net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated lower lapse experience.

During the third quarter of each year, we conduct our comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL.  These assumptions include, but are not limited to, capital markets, investment margins, mortality rates, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on the Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI and DFEL.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We enter into reinsurance agreements in the normal course of business to limit our exposure to the risk of loss and to enhance our capital management.

In order for a reinsurance agreement to qualify for reinsurance accounting, the agreement must satisfy certain risk transfer conditions that include, among other items, a reasonable possibility of a significant loss for the assuming entity.  When we apply reinsurance accounting, premiums, benefits and DAC amortization are reported net of reinsurance ceded on the Statements of Comprehensive Income (Loss).  Amounts currently recoverable, such as ceded reserves, are reported in reinsurance recoverables and amounts currently payable to the reinsurers, such as premiums, are included in other liabilities on the Balance Sheets.  Assets and liabilities and revenues and expenses from certain reinsurance contracts that grant statutory surplus relief are netted on the Balance Sheets and Statements of Comprehensive Income (Loss), respectively, if there is a contractual right of offset.

We use deposit accounting to recognize reinsurance agreements that do not transfer significant insurance risk.  This accounting treatment results in amounts paid or received by us to be considered on deposit with the reinsurer and such amounts are reported in other assets on the Balance Sheets.  As amounts are paid or received, consistent with the underlying contracts, deposit assets are adjusted.

We estimated an allowance for credit losses for all reinsurance recoverables and related reinsurance deposit assets.  As such, we performed a quantitative analysis using a probability of loss model approach to estimate expected credit losses for reinsurance recoverables, inclusive of similar assets recognized using the deposit method of accounting.  The credit loss allowance is a general allowance for pools of receivables with similar risk characteristics segmented by credit risk ratings and receivables assessed on an individual basis that do not share similar risk characteristics where we anticipate a credit loss over the life of reinsurance-related assets.

Our model uses relevant internal or external historical loss information adjusted for current conditions and reasonable and supportable forecasts of future events and conditions in developing our credit loss estimate.  We utilized historical credit rating data to form an estimation of probability of default of counterparties by means of a transition matrix that provides the rates of credit migration for credit ratings transitioning to impairment.  We updated reinsurer credit ratings during the period to incorporate the most up-to-date information on the current state of the financial stability of our reinsurers.  To simulate changes in economic conditions, we used positive, base and adverse scenarios that include varying levels of loss given default assumptions to reflect the impact of changes in severity of losses.  We applied probability weights to the positive, base and adverse scenarios.  For periods beyond our reasonable and supportable forecasts, we used implicit mean reversion over the remaining life of the recoverable.  Additionally, we considered factors that impact our exposure at default that are driven by actuarial expectations around term assumptions rather than being directly driven by market or economic environment.

Our model estimates the expected credit losses over the life of the reinsurance asset.  Credit loss estimates are segmented based on counterparty credit risk.  Our modeling process utilizes counterparty credit ratings, collateral types and amounts, and term and run-off assumptions.  For reinsurance recoverables that do not share similar risk characteristics, we assessed on an individual basis to determine a specific credit loss allowance.

We estimated expected credit losses over the contractual term of the recoverable, which is the period during which we are exposed to the credit risk.  Reinsurance recoverables may not have explicit contractual lives, but are tied to the underlying insurance products; as a result, we estimated the contractual life by utilizing actuarial estimates of the timing of payouts related to those underlying products.

Reinsurance agreements often require the reinsurer to collateralize the recoverable with funds in a trust account or with a letter of credit for the benefit of the ceding insurance entity that can reduce the expected credit losses on a given agreement.  As such, we review reinsurance collateral by individual agreement to sensitize risk of loss based on level of collateralization.  This review is driven by the assumption that non-collateralized reinsurance recoverables would have materially higher losses in times of default.  Therefore, reinsurance recoverables are pooled as either fully-collateralized or non-collateralized.

Reinsurance recoverables are presented net of the allowance for credit losses on the Balance Sheets.  Changes in the allowance for credit losses are reported in realized gain (loss) on the Statements of Comprehensive Income (Loss).  Reinsurance recoverables deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged-off and expected to be charged-off.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

We perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit.  If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on the Statements of Comprehensive Income (Loss).  The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of certain reinsurance assets, net of allowance for credit losses, certain guaranteed living benefit (“GLB”) features, premiums and fees receivable, DSI, specifically identifiable intangible assets and other receivables.  Other liabilities consist primarily of current and deferred taxes, certain GLB features, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, short-term debt and other accrued expenses.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are related to credit loss or non-credit, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on the Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.

Separate Account Assets and Liabilities

Separate accounts represent segregated funds that are maintained to meet specific investment objectives of contract holders who direct the investments and bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain accounts.  The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

We report separate account assets as a summary total on the Balance Sheets based on the fair value of the underlying investments.  The underlying investments consist primarily of mutual funds, fixed maturity AFS securities, short-term investments and cash.  Investment income and net realized and unrealized gains (losses) of the separate accounts generally accrue directly to the contract holders; therefore, they are not reflected on the Statements of Comprehensive Income (Loss), and the Statements of Cash Flows do not reflect investment activity of the separate accounts.  Asset-based fees and contract administration charges are assessed against the accounts and included within fee income on the Statements of Comprehensive Income (Loss).  An amount equivalent to the separate account assets is recorded as separate account liabilities, representing the account balance obligated to be returned to the contract holder.

Future Contract Benefits

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  We continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.

The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality rates and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The liabilities for future contract benefits and claims reserves for immediate and deferred paid-up annuities are computed using investment yield assumptions that range from 1.0% to 7.5%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  Dividends to participating policies were $19 million, $19 million and $20 million for the years ended December 31, 2022, 2021 and 2020, respectively.

We issue variable annuity and life contracts through separate accounts that may include various types of guaranteed benefits.  The liabilities for these guarantees are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less payments made in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked or, in other words, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on the Statements of Comprehensive Income (Loss).  During the third quarter of each year, we conduct our comprehensive review of the assumptions and projection models used in estimating these reserves and unlock assumptions similar to the DAC discussion above.  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying value of these reserves.  The change in liability impacts EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on the Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We report the insurance portion of the reserves in future contract benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 2 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, etc.), mortality rates, risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.  As discussed in Note 4, we use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on the Statements of Comprehensive Income (Loss).

Other Contract Holder Funds

Other contract holder funds includes account values on UL and VUL insurance and investment-type annuity products where account values are equal to deposits plus interest credited less withdrawals, surrender charges, asset-based fees and contract administration charges, as well as amounts representing the fair value of embedded derivative instruments associated with our IUL and indexed annuity products.  During the third quarter of each year, we conduct our comprehensive review of the assumptions and projection models used in estimating these embedded derivatives and unlock assumptions similar to the DAC discussion above.  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying value of these embedded derivatives.  Other contract holder funds also includes DFEL (see “DAC, VOBA, DFEL and DSI” above), dividends payable to contract holders and undistributed earnings on participating business.

Contingencies and Commitments

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur.  Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable, based on our best estimate.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consists of asset-based fees, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account values.  Investment products consist primarily of individual and group variable and fixed annuities.  Interest-sensitive life insurance products include UL, VUL, linked-benefit UL and VUL and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on the Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on the Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees and contract administration charges are assessed on a daily or monthly basis and recognized as revenue as performance obligations are met, over the period underlying customer assets are owned or advisory services are provided.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.  For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Wholesaling-related 12b-1 fees received from separate account fund sponsors as compensation for servicing the underlying mutual funds are recorded as revenues based on a contractual percentage of the market value of mutual fund assets over the period shares are owned by customers.  Net investment advisory fees related to asset management of certain separate account funds are recorded as revenues based on a contractual percentage of the customer’s managed assets over the period advisory services are provided.  Fee income related to 12b-1 fees and net investment advisory fees, reported primarily within our Annuities segment, was $25 million, $29 million and $24 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Insurance Premiums

Insurance premiums consist primarily of group insurance products, traditional life insurance and payout annuities with life contingencies.  These premiums are recognized as revenue when due.

Net Investment Income

We earn investment income on the underlying general account investments supporting our fixed products less related expenses.  Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the fixed maturity AFS securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on the Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) includes realized gains and losses from the sale of investments, write-downs for impairments of investments and changes in the allowance for credit losses for financial assets, changes in fair value of equity securities, certain derivative and embedded derivative gains and losses and net gains and losses on reinsurance-related embedded derivatives.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements and certain modified coinsurance for which we have a contractual obligation.

Interest Credited

We credit interest to our contract holder account values based on the contractual terms supporting our products.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account values.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group life and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Pension and Other Postretirement Benefit Plans

Our employees participate in the following postretirement benefit plans that are sponsored by LNC and LNL:

•	Defined benefit pension plans for certain employees and agents;
•	Other postretirement benefit plans for certain retired employees and agents that provide health care and life insurance;
•	Tax-qualified defined contribution plans for eligible employees and agents; and
•	Non-qualified deferred compensation plans for certain current and former employees, agents and non-employee directors.

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

Our employees and agents are included in LNC’s stock-based incentive compensation plans that provide for the issuance of stock options, performance shares and restricted stock units.  In general, we expense the fair value of stock awards included in LNC’s incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We apply an estimated forfeiture rate to our accrual of compensation cost.  Stock-based compensation expense is reflected in commissions and other expenses on the Statements of Comprehensive Income (Loss).

Income Taxes

LNC files a U.S. consolidated income tax return that includes us and LNC’s other eligible subsidiaries.  Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis.  The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.

2.  New Accounting Standards

The following table provides a description of our adoption of new Accounting Standards Updates (“ASUs”) issued by the Financial Accounting Standards Board (“FASB”) and the impact of the adoption on the financial statements.  ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.

Standard	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2020-04, Reference Rate Reform (Topic 848) and related amendments

The amendments in this update provide optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.  The amendments provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions impacted by reference rate reform.  If certain criteria are met, an entity will not be required to remeasure or reassess contracts impacted by reference rate reform.  Additionally, changes to the critical terms of a hedging relationship affected by reference rate reform will not require entities to de-designate the relationship if certain requirements are met.  The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2024, with certain exceptions.  The amendments are effective for contract modifications made between March 12, 2020, and December 31, 2024.

March 12, 2020 through December 31, 2024

This standard may be elected and applied prospectively as reference rate reform unfolds.  We have elected practical expedients to maintain hedge accounting for certain derivatives.  We will continue to evaluate our options under this guidance as our reference rate reform adoption process continues.  This ASU has not had a material impact to our financial condition and results of operations, but we will continue to evaluate those impacts as our transition progresses.

Standard	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts and related amendments

These amendments make changes to the accounting and reporting for long-duration contracts issued by an insurance entity that will significantly change how insurers account for long-duration contracts, including how they measure, recognize and make disclosures about insurance liabilities and DAC.  Under this ASU, insurers will be required to review cash flow assumptions at least annually and update them if necessary.  They also will have to make quarterly updates to the discount rate assumptions they use to measure the liability for future policyholder benefits.  The ASU creates a new category of market risk benefits (i.e., features that protect the contract holder from capital market risk and expose the insurer to that risk) that insurers will have to measure at fair value.  The ASU provides various transition methods by topic that entities may elect upon adoption.  The ASU is effective January 1, 2023, and early adoption is permitted.

January 1, 2023

We will adopt this ASU effective January 1, 2023, with a transition date of January 1, 2021, using a modified retrospective approach, except for market risk benefits in which we will apply a full retrospective transition approach.

We currently estimate that, at the transition date of January 1, 2021, the adoption of this standard and related amendments will result in a material increase to previously reported stockholder’s equity, including an increase to previously reported AOCI and a decrease to previously reported retained earnings.

The remeasurement of certain current benefits (e.g., guaranteed death benefits on variable annuities) to fair valued market risk benefits, excluding the portion attributable to non-performance risk, is expected to have the most significant impact to retained earnings.

The most significant drivers of the cumulative adjustment to AOCI are expected to be the non-performance risk associated with the fair valued market risk benefits, the elimination of DAC and DAC-like intangible balances recorded in AOCI related to changes in unrealized gains and losses on investments, and the changes in the discount rate assumption since the inception of the contracts to reflect the changes in the upper-medium-grade fixed-income instrument (single-A) interest rate for the liability for future policy benefits associated with certain long-duration contracts.

The effect this standard adoption has on stockholder’s equity will be impacted by economic conditions, including fluctuations in both the capital markets and interest rates, as well as certain actuarial assumptions.

3.  Investments

Fixed Maturity AFS Securities

The amortized cost, gross unrealized gains and losses, allowance for credit losses and fair value of fixed maturity AFS securities (in millions) were as follows:

	As of December 31, 2022
				Allowance
	Amortized	Gross Unrealized		for Credit	Fair
	Cost	Gains	Losses	Losses	Value
Fixed maturity AFS securities:
Corporate bonds	$6,280	$55	$826	$-	$5,509
U.S. government bonds	12	-	-	-	12
State and municipal bonds	513	9	60	-	462
Foreign government bonds	26	1	3	-	24
RMBS	267	1	30	-	238
CMBS	101	-	16	-	85
ABS	148	5	12	3	138
Hybrid and redeemable preferred securities	46	2	7	-	41
Total fixed maturity AFS securities	$7,393	$73	$954	$3	$6,509

	As of December 31, 2021
				Allowance
	Amortized	Gross Unrealized		for Credit	Fair
	Cost	Gains	Losses	Losses	Value
Fixed maturity AFS securities:
Corporate bonds	$6,286	$1,092	$16	$-	$7,362
U.S. government bonds	14	2	-	-	16
State and municipal bonds	494	101	1	-	594
Foreign government bonds	30	3	-	-	33
RMBS	288	24	-	-	312
CMBS	89	2	2	-	89
ABS	145	11	1	-	155
Hybrid and redeemable preferred securities	48	10	2	-	56
Total fixed maturity AFS securities	$7,394	$1,245	$22	$-	$8,617

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2022, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$107	$106
Due after one year through five years	741	724
Due after five years through ten years	918	868
Due after ten years	5,111	4,350
Subtotal	6,877	6,048
Structured securities (RMBS, CMBS, ABS)	516	461
Total fixed maturity AFS securities	$7,393	$6,509

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses of fixed maturity AFS securities (dollars in millions) for which an allowance for credit losses has not been recorded, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2022
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$4,238	$718	$262	$108	$4,500	$826
State and municipal bonds	227	55	12	5	239	60
Foreign government bonds	8	-	3	3	11	3
RMBS	201	29	4	1	205	30
CMBS	38	6	41	10	79	16
ABS	67	5	50	7	117	12
Hybrid and redeemable
preferred securities	10	-	14	7	24	7
Total fixed maturity AFS securities	$4,789	$813	$386	$141	$5,175	$954

Total number of fixed maturity AFS securities in an unrealized loss position						1,278

	As of December 31, 2021
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$431	$13	$38	$3	$469	$16
State and municipal bonds	36	1	-	-	36	1
CMBS	53	2	-	-	53	2
ABS	62	1	-	-	62	1
Hybrid and redeemable
preferred securities	-	-	19	2	19	2
Total fixed maturity AFS securities	$582	$17	$57	$5	$639	$22

Total number of fixed maturity AFS securities in an unrealized loss position						188

(1)	As of December 31, 2022 and 2021, we recognized less than $1 million of gross unrealized losses in OCI for fixed maturity AFS securities for which an allowance for credit losses has been recorded.

The fair value, gross unrealized losses (in millions) and number of fixed maturity AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2022
		Gross	Number
	Fair	Unrealized	of
	Value	Losses	Securities (1)
Less than six months	$932	$290	253
Six months or greater, but less than nine months	389	202	126
Nine months or greater, but less than twelve months	43	28	14
Total	$1,364	$520	393

As of December 31, 2021
		Gross	Number
	Fair	Unrealized	of
	Value	Losses	Securities (1)
Nine months or greater, but less than twelve months	$-	$-	-

(1)	We may reflect a security in more than one aging category based on various purchase dates.

Our gross unrealized losses on fixed maturity AFS securities increased by $932 million for the year ended December 31, 2022.  As discussed further below, we believe the unrealized loss position as of December 31, 2022, did not require an impairment recognized in earnings as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; and (iii) the difference in the fair value compared to the amortized cost was due to factors other than credit loss.  Based upon this evaluation as of December 31, 2022, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums, fee income and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our impaired securities.

As of December 31, 2022, the unrealized losses associated with our corporate bond, U.S. government bond, state and municipal bond and foreign government bond securities were attributable primarily to rising interest rates and widening credit spreads since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost of each impaired security.

As of December 31, 2022, the unrealized losses associated with our MBS and ABS were attributable primarily to rising interest rates and widening credit spreads since purchase.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each impaired security.

As of December 31, 2022, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each impaired security.

Credit Loss Impairment on Fixed Maturity AFS Securities

We regularly review our fixed maturity AFS securities for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require an allowance for credit losses.  See Note 1 for a detailed discussion regarding our accounting policy relating to the allowance for credit losses on our fixed maturity AFS securities.

For the year ended December 31, 2022, there was $3 million of additions to the allowance for credit losses on ABS for which credit losses were not previously recognized.    For the years ended December 31, 2021 and 2020, there was less than $1 million of changes in the allowance for credit losses on fixed maturity AFS securities.  As of December 31, 2022, 2021 and 2020, accrued investment income on fixed maturity AFS securities totaled $79 million and was excluded from the estimate of credit losses.

Mortgage Loans on Real Estate

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31,
	2022	2021
Current	$915	$965
30 to 59 days past due	-	-
60 to 89 days past due	-	-
90 or more days past due	-	-
Allowance for credit losses	(4)	(4)
Unamortized premium (discount)	-	-
Mark-to-market gains (losses)	-	-
Total carrying value	$911	$961

Our mortgage loan portfolio had the largest concentrations in New York, which accounted for 31% and 34% of mortgage loans on real estate as of December 31, 2022 and 2021, respectively, and California, which accounted for 26% and  23% of mortgage loans on real estate as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, there were no specifically identified impaired mortgage loans on real estate.  As of December 31, 2022 and 2021, there were no mortgage loans on real estate on nonaccrual status.

We use loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans on real estate.  The amortized cost of mortgage loans on real estate (dollars in millions) by year of origination and credit quality indicator was as follows:

	As of December 31, 2022
		Debt-		Debt-		Debt-
		Service		Service		Service
	Less	Coverage	65%	Coverage	Greater	Coverage
	than 65%	Ratio	to 75%	Ratio	than 75%	Ratio	Total
Origination Year
2022	$59	1.95	$-	-	$-	-	$59
2021	104	3.14	-	-	-	-	104
2020	83	3.19	-	-	-	-	83
2019	178	2.72	-	-	-	-	178
2018	95	2.23	2	1.55	-	-	97
2017 and prior	394	2.72	-	-	-	-	394
Total	$913		$2		$-		$915

	As of December 31, 2021
		Debt-		Debt-		Debt-
		Service		Service		Service
	Less	Coverage	65%	Coverage	Greater	Coverage
	than 65%	Ratio	to 75%	Ratio	than 75%	Ratio	Total
Origination Year
2021	$107	3.15	$-	-	$-	-	$107
2020	89	3.18	-	-	-	-	89
2019	180	2.67	-	-	-	-	180
2018	104	2.30	3	1.56	8	1.02	115
2017	116	2.32	-	-	-	-	116
2016 and prior	351	2.77	7	0.81	-	-	358
Total	$947		$10		$8		$965

Credit Losses on Mortgage Loans on Real Estate

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as unfunded commitments related to mortgage loans.  See Note 1 for a detailed discussion regarding our accounting policy relating to the allowance for credit losses on our mortgage loans on real estate.

Changes in the allowance for credit losses on mortgage loans on real estate (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$4	$8	$-
Impact of adopting new accounting standard	-	-	3
Additions (reductions) from provision for credit loss expense (1)	-	(4)	5
Additions from purchases of PCD mortgage loans on real estate (2)	-	-	-
Balance as of end-of-year (3)	$4	$4	$8

(1)

We did not recognize any credit loss benefit (expense) related to unfunded commitments for mortgage loans on real estate for the year ended December 31, 2022.  We recognized less than $1 million of credit loss benefit (expense) related to unfunded commitments for mortgage loans on real estate for the years ended December 31, 2021 and 2020.

(2)	Represents purchased credit-deteriorated (“PCD”) mortgage loans on real estate.
(3)

Accrued investment income on mortgage loans on real estate totaled $2 million, $3 million and $3 million as of December 31, 2022, 2021 and 2020, respectively, and was excluded from the estimate of credit losses.

Net Investment Income

The major categories of net investment income (in millions) on the Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Fixed maturity AFS securities	$323	$326	$329
Mortgage loans on real estate	36	37	37
Policy loans	12	12	13
Cash and invested cash	-	-	1
Commercial mortgage loan prepayment
and bond make-whole premiums	3	20	3
Consent fees	1	-	-
Other investments	1	1	-
Investment income	376	396	383
Investment expense	(2)	(2)	(2)
Net investment income	$374	$394	$381

Impairments on Fixed Maturity AFS Securities

For the year ended December 31, 2022, we recognized $(3) million of credit loss benefit (expense) on ABS incurred as a result of impairments that were recognized in net income (loss) and included in realized gain (loss) on fixed maturity AFS securities.  For the years ended December 31, 2021 and 2020, we recognized less than $1 million of credit loss benefit (expense) incurred as a result of impairments that were recognized in net income (loss) and included in realized gain (loss) on fixed maturity AFS securities.

Payables for Collateral on Investments

The carrying value of the payables for collateral on investments included on the Balance Sheets and the fair value of the related investments or collateral (in millions) consisted of the following:

	As of December 31, 2022		As of December 31, 2021
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$22	$22	$7	$7

(1)

We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  This also includes interest payable on collateral.  See Note 4 for additional information.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2022	2021	2020
Collateral payable for derivative investments	$15	$(1)	$(6)

Investment Commitments

As of December 31, 2022, we did not have any investment commitments.

Concentrations of Financial Instruments

As of December 31, 2022 and 2021, our most significant investments in one issuer were our investments in securities issued by the Government National Mortgage Association with a fair value of $91 million and $115 million, respectively, or 1% of total investments, and our investments in securities issued by the Federal National Mortgage Association with a fair value of $74 million and $97 million, respectively, or 1% of total investments.  These concentrations include fixed maturity AFS and equity securities.

As of December 31, 2022 and 2021, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry with a fair value of $1.2 billion and $1.5 billion, respectively, or 15% and 16%, respectively, of total investments, and our investments in securities in the utilities industry with a fair value of $943 million and $1.3 billion, respectively, or 12% and 13%, respectively, of total investments.  These concentrations include fixed maturity AFS and equity securities.

Assets on Deposit

We had investment assets on deposit with regulatory agencies with a fair value of $13 million and $15 million as of December 31, 2022 and 2021, respectively.

4.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk and equity market risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 15 for additional disclosures related to the fair value of our derivative instruments.

Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps to hedge the interest rate exposure within our life and annuity products.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy.

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies.    A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified exchange rate.

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500® Index

Our indexed universal life insurance (“IUL”) contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index.  Contract holders may elect to rebalance index options at renewal dates.  At the end of each indexed term, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We use call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Other Derivatives

Lapse Protection Rider Ceded Derivative

We have an inter-company agreement through which Lincoln National Reinsurance Company (Barbados) Limited (“LNBAR”), an affiliated insurer, assumes the risk under certain UL contracts for lapse protection riders (“LPR”).  If the contract holder’s account value is insufficient to pay the cost of insurance charges required to keep the policy in force, and the contract holder has made the required deposits, we will be reimbursed for those charges.

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).  We calculate the value of the benefit reserves and the embedded derivative reserves based on the specific characteristics of each GLB feature.

We transfer the majority of the liability for our guaranteed withdrawal benefit and guaranteed income benefit features to LNL that uses a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features.  Changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the income statement effect of changes in embedded derivative GLB reserves caused by those same factors.  The hedge positions are rebalanced based upon changes in these factors as needed.  While the hedge positions are actively managed, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off.

Indexed Annuity and IUL Contracts Embedded Derivatives

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500® Index.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We use options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2022			As of December 31, 2021
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$-	$-	$-	$45	$-	$4
Foreign currency contracts (1)	115	20	1	106	5	3
Total cash flow hedges	115	20	1	151	5	7
Non-Qualifying Hedges
Interest rate contracts (1)	400	-	-	-	-	-
Equity market contracts (1)	113	2	-	123	6	-
LPR ceded derivative (2)	-	14	-	-	19	-
Embedded derivatives:
GLB direct (3)	-	88	-	-	85	-
GLB ceded (3)	-	-	83	-	-	81
Indexed annuity and IUL contracts (4)	-	1	-	-	-	3
Total derivative instruments	$628	$125	$84	$274	$115	$91

(1)	Reported in derivative investments and other liabilities on the Balance Sheets.
(2)	Reported in other assets on the Balance Sheets.
(3)	Reported in other assets and other liabilities on the Balance Sheets.
(4)	Reported in future contract benefits on the Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2022
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts	$-	$-	$-	$400	$-	$400
Foreign currency contracts (1)	-	3	17	85	10	115
Equity market contracts	113	-	-	-	-	113
Total derivative instruments
with notional amounts	$113	$3	$17	$485	$10	$628

(1)	As of December 31, 2022, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 16, 2061.

The change in our unrealized gain (loss) on derivative instruments within AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$(3)	$2	$8
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the year:
Cash flow hedges:
Interest rate contracts	4	(11)	(6)
Foreign currency contracts	8	3	-
Change in foreign currency exchange rate adjustment	10	4	(3)
Change in DAC, VOBA, DSI and DFEL	(2)	(2)	1
Income tax benefit (expense)	(4)	1	2
Less:
Reclassification adjustment for gains (losses)
included in net income (loss):
Cash flow hedges:
Foreign currency contracts (1)	1	-	-
Balance as of end-of-year	$12	$(3)	$2

(1)	The OCI offset is reported within net investment income on the Statements of Comprehensive Income (Loss).

The effects of qualifying and non-qualifying hedges (in millions) on the Statements of Comprehensive Income (Loss) were as follows:

	Gain (Loss) Recognized in Income
	For the Year Ended December 31, 2022
	Realized	Net
	Gain	Investment
	(Loss)	Income	Benefits
Total Line Items in which the Effects Fair Value or Cash Flow Hedges
are Recorded	$(21)	$374	$727

Qualifying Hedges
Gain or (loss) on cash flow hedging relationships:
Foreign currency contracts:
Amount of gain or (loss) reclassified from AOCI into income	-	1	-

Non-Qualifying Hedges
Equity market contracts	(4)	-	-
LPR ceded derivative	-	-	5
Embedded derivatives:
GLB	1	-	-
Indexed annuity and IUL contracts	3	-	-

	Gain (Loss) Recognized in Income
	For the Year Ended December 31, 2021
	Realized	Net
	Gain	Investment
	(Loss)	Income	Benefits
Total Line Items in which the Effects Fair Value or Cash Flow Hedges
are Recorded	$-	$394	$423

Qualifying Hedges
Gain or (loss) on cash flow hedging relationships:
Foreign currency contracts:
Amount of gain or (loss) reclassified from AOCI into income	1	-	-

Non-Qualifying Hedges
Interest rate contracts	(6)	-	-
Equity market contracts	3	-	-
LPR ceded derivative	-	-	1
Embedded derivatives:
GLB	3	-	-
Indexed annuity and IUL contracts	(2)	-	-

	Gain (Loss) Recognized in Income
	For the Year Ended December 31, 2020
	Realized	Net
	Gain	Investment
	(Loss)	Income	Benefits
Total Line Items in which the Effects Fair Value or Cash Flow Hedges
are Recorded	$40	$381	$403

Non-Qualifying Hedges
Interest rate contracts	57	-	-
Equity market contracts	2	-	-
Embedded derivatives:
GLB	1	-	-

As of December 31, 2022, $2 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held.  As of December 31, 2022, the NPR adjustment was zero.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements, we have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds. These thresholds vary by counterparty and credit rating.  The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  We did not have any exposure as of December 31, 2022 or 2021.

The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2022		As of December 31, 2021
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LLANY	Counter-	LLANY
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LLANY)	Party)	LLANY)	Party)

AA-	$6	$-	$2	$-
A+	16	-	5	(4)
	$22	$-	$7	$(4)

Balance Sheet Offsetting

Information related to the effects of offsetting on the Balance Sheets (in millions) was as follows:

	As of December 31, 2022
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$22	$89	$111
Gross amounts offset	(1)	-	(1)
Net amount of assets	21	89	110
Gross amounts not offset:
Cash collateral (1)	(21)	-	(21)
Net amount	$-	$89	$89

Financial Liabilities
Gross amount of recognized liabilities	$-	$83	$83
Gross amounts offset	-	-	-
Net amount of liabilities	-	83	83
Gross amounts not offset:
Cash collateral	-	-	-
Net amount	$-	$83	$83

(1)

Excludes excess cash collateral received of $1 million and excess non-cash collateral received of $1 million, as the collateral offset is limited to the net estimated fair value of derivatives after application of netting arrangements.  There was no excess cash or non-cash collateral pledged as of December 31, 2022.

	As of December 31, 2021
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$8	$85	$93
Gross amounts offset	(1)	-	(1)
Net amount of assets	7	85	92
Gross amounts not offset:
Cash collateral	(7)	-	(7)
Net amount	$-	$85	$85

Financial Liabilities
Gross amount of recognized liabilities	$7	$84	$91
Gross amounts offset	(4)	-	(4)
Net amount of liabilities	3	84	87
Gross amounts not offset:
Cash collateral	(4)	-	(4)
Net amount	$(1)	$84	$83

5.  Federal Income Taxes

The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Current	$(14)	$39	$8
Deferred	(20)	(54)	2
Federal income tax expense (benefit)	$(34)	$(15)	$10

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Income (loss) before taxes	$(123)	$(51)	$70
Federal statutory rate	21%	21%	21%
Federal income tax expense (benefit) at federal statutory rate	(26)	(11)	15
Effect of:
Tax-preferred investment income (1)	(6)	(3)	(4)
Tax credits	(2)	(1)	(2)
Other items	-	-	1
Federal income tax expense (benefit)	$(34)	$(15)	$10
Effective tax rate	27%	29%	14%

(1)	Relates primarily to separate account dividends eligible for the dividends-received deduction.

We file with a consolidated group; however, we calculate our tax expense (benefit) on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2022	2021
Current	$(17)	$(2)
Deferred	(3)	(357)
Total federal income tax asset (liability)	$(20)	$(359)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2022	2021
Deferred Tax Assets
Investment activity	$3	$27
Net unrealized loss on fixed maturity AFS securities	185	-
Other	-	18
Total deferred tax assets	$188	$45
Deferred Tax Liabilities
DAC	$64	$4
VOBA	52	27
Net unrealized gain on fixed maturity AFS securities	-	257
Future contract benefits and other contract holder funds	66	112
Other	9	2
Total deferred tax liabilities	$191	$402
Net deferred tax asset (liability)	$(3)	$(357)

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of all our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

We are subject to examination by U.S. federal, state and local authorities.  With few exceptions for limited scope review, we are no longer subject to U.S. federal examinations for years before 2019.  In the first quarter of 2021, the Internal Revenue Service commenced an examination of our refund claims for 2014 and 2015 that is anticipated to be completed by the end of 2023.  We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  As of December 31, 2022 and 2021, we did not have any material unrecognized tax benefits; therefore, we did not have any related accrued interest and penalty expense.  Additionally, for the years ended December 31, 2022, 2021 and 2020, we did not recognize any interest and penalty expense related to uncertain tax positions.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.

6.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$152	$158	$177
Deferrals	23	28	23
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(29)	(34)	(25)
Unlocking	(34)	(15)	(26)
Adjustment related to realized (gains) losses	(2)	1	(5)
Adjustment related to unrealized (gains) losses	329	14	14
Balance as of end-of-year	$439	$152	$158

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$129	$189	$276
Amortization:
Amortization, excluding unlocking	(25)	(28)	(29)
Unlocking	33	(63)	(44)
Accretion of interest (1)	11	14	17
Adjustment related to realized (gains) losses	-	-	(2)
Adjustment related to unrealized (gains) losses	101	17	(29)
Balance as of end-of-year	$249	$129	$189

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 4.4% to 6.6%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2022, was as follows:

2023	$15
2024	16
2025	16
2026	15
2027	12

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$4	$5	$6
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	-	(1)	(1)
Balance as of end-of-year	$4	$4	$5

Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$48	$45	$104
Deferrals	16	18	19
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(10)	(8)	(4)
Unlocking	(20)	(10)	(22)
Adjustment related to realized (gains) losses	(1)	4	(6)
Adjustment related to unrealized (gains) losses	173	(1)	(46)
Balance as of end-of-year	$206	$48	$45

7.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2022	2021	2020
Direct insurance premiums and fee income	$834	$722	$673
Reinsurance ceded	(211)	(206)	(194)
Total insurance premiums and fee income	$623	$516	$479

Direct insurance benefits	$1,095	$628	$671
Reinsurance recoveries	(368)	(205)	(268)
Total benefits	$727	$423	$403

We cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  As discussed in Note 18, a portion of this reinsurance activity is with affiliated companies.  Portions of our variable and deferred annuity business have been reinsured on a modified coinsurance basis with other companies to limit our exposure to interest rate risks.  The reserves associated with these reinsurance arrangements totaled $2 million as of December 31, 2022 and 2021.  We also reported a deposit asset of $1.6 billion as of December 31, 2022 and 2021 reported within other assets on the Balance Sheets pertaining to life business ceded to an unaffiliated insurer.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  Reinsurance does not discharge us from our primary obligation to contract holders for losses incurred under the policies we issue.  We evaluate each reinsurance agreement to determine whether the agreement provides indemnification against loss or liability.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  The amounts recoverable from reinsurers were $643 million and $514 million as of December 31, 2022 and 2021, respectively.

Credit Losses on Reinsurance-Related Assets

In connection with our recognition of an allowance for credit losses for reinsurance-related assets, we perform a quantitative analysis using a probability of loss approach to estimate expected credit losses for reinsurance recoverables, inclusive of similar assets recognized using the deposit method of accounting.  Our allowance for credit losses was $37 million and $20 million as of December 31, 2022 and 2021, respectively.  The increase was attributable to updates to policyholder behavior assumptions that impacted ceded reserves.

8.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

			For the Year Ended December 31, 2022
	Gross	Accumulated	Net
	Goodwill	Impairment	Goodwill		Net
	as of	as of	as of		Goodwill
	Beginning-	Beginning-	Beginning-		as of End-
	of-Year	of-Year	of-Year	Impairment	of-Year
Life Insurance	$136	$(136)	$-	$-	$-
Annuities	26	-	26	-	26
Total goodwill	$162	$(136)	$26	$-	$26

			For the Year Ended December 31, 2021
	Gross	Accumulated	Net
	Goodwill	Impairment	Goodwill		Net
	as of	as of	as of		Goodwill
	Beginning-	Beginning-	Beginning-		as of End-
	of-Year	of-Year	of-Year	Impairment	of-Year
Life Insurance	$136	$(136)	$-	$-	$-
Annuities	26	-	26	-	26
Total goodwill	$162	$(136)	$26	$-	$26

The fair values of our reporting units (Level 3 fair value estimates) are comprised of the value of in-force (i.e., existing) business and the value of new business.  Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period.  To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.

As of October 1, 2022 and 2021, we performed our annual quantitative goodwill impairment test for our Annuities reporting unit, and, as of each such date, the fair value was in excess of the reporting unit’s carrying value.

The gross carrying amounts and accumulated amortization (in millions) for our major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2022		As of December 31, 2021
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$7	$5	$7	$4

9.  Guaranteed Benefit Features

The guaranteed death benefit (“GDB”) features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80.  The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date.  Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2022 (1)	2021 (1)
Return of Net Deposits
Total account value	$4,575	$5,561
Net amount at risk (2)	71	1
Average attained age of contract holders	66 years	65 years

Anniversary Contract Value
Total account value	$1,088	$1,425
Net amount at risk (2)	185	3
Average attained age of contract holders	72 years	71 years

(1)	Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
(2)	Represents the amount of death benefit in excess of the account value that is subject to market fluctuations.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on the Balance Sheets:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$5	$4	$4
Changes in reserves	9	1	-
Benefits paid	(2)	-	-
Balance as of end-of-year	$12	$5	$4

Variable Annuity Contracts

Account values of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2022	2021
Asset Type
Domestic equity	$2,373	$3,037
International equity	656	846
Fixed income	1,736	2,122
Total	$4,765	$6,005

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  Reserves on UL and VUL products with secondary guarantees represented 35% and 32% of total life insurance in-force reserves as of December 31, 2022 and 2021, respectively.

10.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws and unclaimed property laws.

We are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2022.  An adverse outcome in one or more of these matters may have a material impact on the financial statements, but, based on information currently known, management does not believe those cases are likely to have such an impact.

Cost of Insurance Litigation

Vida Longevity Fund, LP v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:19-cv-06004, is a putative class action that was filed on June 27, 2019.  Plaintiff alleges that LLANY charged more for non-guaranteed cost of insurance than was permitted by the policies.  On March 31, 2022, the court issued an order granting plaintiff’s motion for class certification and certified a class of all current or former owners of six universal life insurance products issued by LLANY that were assessed a cost of insurance charge any time on or after June 27, 2013.  Plaintiff seeks damages on behalf of the class.  We are vigorously defending this matter.

Other Litigation

Andrew Nitkewicz v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:20-cv-06805, is a putative class action that was filed on August 24, 2020.  Plaintiff Andrew Nitkewicz, as trustee of the Joan C. Lupe Trust, seeks to represent all current and former owners of universal life (including variable universal life) policies who own or owned policies issued by LLANY and its predecessors in interest that were in force at any time on or after June 27, 2013, and for which planned annual, semi-annual, or quarterly premiums were paid for any period beyond the end of the policy month of the insured’s death.  Plaintiff alleges LLANY failed to refund unearned premium in violation of New York Insurance Law Section 3203(a)(2) in connection with the payment of death benefit claims for certain insurance policies.  Plaintiff seeks compensatory damages and pre-judgment interest on behalf of the various classes and sub-class.  On July 2, 2021, the court granted, with prejudice, LLANY’s November 2020 motion to dismiss this matter.  Plaintiff filed a notice of appeal on July 28, 2021, and on September 26, 2022, the U.S. Court of Appeals for the Second Circuit reserved its decision and certified a question to the New York Court of Appeals.  On October 20, 2022, the New York Court of Appeals accepted the question, and has set a briefing schedule.

Commitments

Vulnerability from Concentrations

As of December 31, 2022, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business.  However, we do have a concentration in a market and geographic area in which business is conducted.  For the years ended December 31, 2022 and 2021,  87% and 85%, respectively, of the premiums, on the basis of statutory accounting principles (“SAP”), were generated in New York.

11.  Shares and Stockholder’s Equity

All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Unrealized Gain (Loss) on Fixed Maturity AFS Securities
Balance as of beginning-of-year	$749	$988	$462
Cumulative effect from adoption of new accounting standards	-	-	9
Unrealized holding gains (losses) arising during the year	(2,104)	(361)	695
Change in foreign currency exchange rate adjustment	(10)	(3)	3
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	506	60	(48)
Income tax benefit (expense)	338	63	(139)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	-	(2)	(3)
Associated amortization of DAC, VOBA, DSI and DFEL	-	-	(5)
Income tax benefit (expense)	-	-	2
Balance as of end-of-year	$(521)	$749	$988
Unrealized OTTI on Fixed Maturity AFS Securities
Balance as of beginning-of-year	$-	$-	$9
(Increases) attributable to:
Cumulative effect from adoption of new accounting standards	-	-	(9)
Balance as of end-of-year	$-	$-	$-
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$(3)	$2	$8
Unrealized holding gains (losses) arising during the year	12	(8)	(6)
Change in foreign currency exchange rate adjustment	10	4	(3)
Change in DAC, VOBA, DSI and DFEL	(2)	(2)	1
Income tax benefit (expense)	(4)	1	2
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	1	-	-
Balance as of end-of-year	$12	$(3)	$2

The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2022	2021	2020

Unrealized Gain (Loss) on Fixed Maturity
AFS Securities
Gross reclassification	$-	$(2)	$(3)	Realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	-	-	(5)	Realized gain (loss)
Reclassification before income
tax benefit (expense)	-	(2)	(8)	Income (loss) before taxes
Income tax benefit (expense)	-	-	2	Federal income tax expense (benefit)
Reclassification, net of income tax	$-	$(2)	$(6)	Net income (loss)

Unrealized Gain (Loss) on Derivative Instruments
Gross reclassifications:
Foreign currency contracts	$1	$-	$-	Net investment income
Total gross reclassifications	1	-	-
Associated amortization of DAC,
VOBA, DSI and DFEL	-	-	-	Commissions and other expenses
Reclassifications before income
tax benefit (expense)	1	-	-	Income (loss) before taxes
Income tax benefit (expense)	-	-	-	Federal income tax expense (benefit)
Reclassifications, net of income tax	$1	$-	$-	Net income (loss)

12.    Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on the Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Fixed maturity AFS securities:
Gross gains	$1	$-	$1
Gross losses	(1)	(2)	(4)
Credit loss benefit (expense) (1)	(3)	-	-
Realized gain (loss) on equity securities (2)	-	-	(1)
Credit loss benefit (expense) on mortgage loans on real estate	-	4	(5)
Credit loss benefit (expense) on reinsurance-related assets (3)	(17)	-	-
Realized gain (loss) on the mark-to-market on certain instruments (4)	-	(6)	57
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	-	-	(5)
Total realized gain (loss) related to financial instruments
and reinsurance-related assets	(20)	(4)	43
Indexed annuity and IUL contracts net derivatives results: (5)
Gross gain (loss)	(1)	-	-
GLB fees ceded to LNL and attributed fees:
Gross gain (loss)	1	5	(2)
Associated amortization of DAC, VOBA, DSI and DFEL	(1)	(1)	(1)
Total realized gain (loss)	$(21)	$-	$40

(1)	Includes changes in the allowance for credit losses as well as direct write-downs to amortized cost as a result of negative credit events.
(2)	Includes mark-to-market adjustments on equity securities still held of $(1) million, zero and $(1) million for the years ended December 31, 2022, 2021 and 2020, respectively.
(3)	See Note 7 for information on credit losses on reinsurance-related assets.
(4)

Represents changes in the fair values of certain derivative investments (not including those associated with our variable and indexed annuity and IUL contracts net derivative results).  See Note 1 for information regarding derivative instruments.

(5)

Represents the net difference between the change in fair value of the index options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and IUL contracts along with changes in the fair value of embedded derivative liabilities related to index options we may purchase or sell in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.

13.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Commissions	$55	$63	$55
General and administrative expenses	70	153	60
Expenses associated with reserve financing and LOCs	19	17	16
DAC and VOBA deferrals and interest, net of amortization	21	98	84
Taxes, licenses and fees	23	17	14
Total	$188	$348	$229

14.  Statutory Information and Restrictions

We prepare financial statements in accordance with SAP prescribed or permitted by the New York State Department of Financial Services, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our state of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Specified statutory information (in millions) was as follows:

	As of December 31,
	2022	2021
U.S. capital and surplus	$971	$991

	For the Years Ended December 31,
	2022	2021	2020
U.S. net gain (loss) from operations, after-tax	$72	$39	$25
U.S. net income (loss)	68	41	23

State Prescribed Practices

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices include the use of a more conservative valuation interest rate on certain annuities and use of the continuous Commissioners’ Annuity Reserve Valuation Method in the calculation of reserves and use of minimum reserve methods and assumptions for individual life insurance and variable annuity contracts that may be more conservative than those required by NAIC SAP.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed practices (in millions) were as follows:

	As of December 31,
	2022	2021
State Prescribed Practices
Conservative valuation rate on certain annuities	$(2)	$(2)
Calculation of reserves using continuous CARVM	(1)	-
Conservative Reg 213 reserves on individual life insurance and variable
annuity contracts	(37)	(27)

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2022, the Company’s RBC ratio was in excess of nine times the aforementioned company action level RBC.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL.  Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York State Department of Financial Services provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation.  The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of approximately $70 million in 2023 without New York State Department of Financial Services approval.

15.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2022		As of December 31, 2021
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
Fixed maturity AFS securities	$6,509	$6,509	$8,617	$8,617
Equity securities	8	8	7	7
Mortgage loans on real estate	911	812	961	1,009
Derivative investments	21	21	7	7
Other investments	1	1	6	6
Cash and invested cash	46	46	56	56
Other assets:
GLB direct embedded derivatives	88	88	85	85
LPR ceded derivative	14	14	19	19
Separate account assets	6,825	6,825	8,475	8,475

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	1	1	(3)	(3)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(20)	(20)	(22)	(22)
Account values of certain investment contracts	(1,302)	(1,021)	(1,334)	(1,679)
Other liabilities:
Short-term debt	(1)	(1)	(39)	(39)
Derivative liabilities	-	-	(3)	(3)
GLB ceded embedded derivatives	(83)	(83)	(81)	(81)

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on the Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Investments

The carrying value of our assets classified as other investments approximates fair value and primarily includes cash collateral receivables.  The inputs used to measure the fair value of these assets are classified as Level 2 within the fair value hierarchy.  Other investments also includes Federal Home Loan Bank (“FHLB”) stock carried at cost and periodically evaluated for impairment based on ultimate recovery of par value.  The inputs used to measure the fair value of our FHLB stock are classified as Level 3 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2022 and 2021, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term Debt

The carrying value of short-term debt approximates fair value.  The inputs used to measure the fair value of our short-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2022 or 2021.

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels:

	As of December 31, 2022
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$5,498	$11	$5,509
ABS	-	129	9	138
U.S. government bonds	12	-	-	12
Foreign government bonds	-	24	-	24
RMBS	-	238	-	238
CMBS	-	85	-	85
State and municipal bonds	-	462	-	462
Hybrid and redeemable preferred securities	-	37	4	41
Equity securities	-	8	-	8
Derivative investments (1)	-	22	-	22
Cash and invested cash	-	46	-	46
Other assets:
GLB direct embedded derivatives	-	-	88	88
LPR ceded derivative	-	-	14	14
Separate account assets	22	6,803	-	6,825
Total assets	$34	$13,352	$126	$13,512

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$1	$1
Other liabilities:
Derivative liabilities (1)	-	(1)	-	(1)
GLB ceded embedded derivatives	-	-	(83)	(83)
Total liabilities	$-	$(1)	$(82)	$(83)

	As of December 31, 2021
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$7,262	$100	$7,362
ABS	-	145	10	155
U.S. government bonds	16	-	-	16
Foreign government bonds	-	27	6	33
RMBS	-	312	-	312
CMBS	-	89	-	89
State and municipal bonds	-	594	-	594
Hybrid and redeemable preferred securities	-	51	5	56
Equity securities	1	6	-	7
Derivative investments (1)	-	11	-	11
Cash and invested cash	-	56	-	56
Other assets:
GLB direct embedded derivatives	-	-	85	85
LPR ceded derivative	-	-	19	19
Separate account assets	33	8,442	-	8,475
Total assets	$50	$16,995	$225	$17,270

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(3)	$(3)
Other liabilities:
Derivative liabilities (1)	-	(7)	-	(7)
GLB ceded embedded derivatives	-	-	(81)	(81)
Total liabilities	$-	$(7)	$(84)	$(91)

(1)	Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2022
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$100	$-	$(44)	$8	$(53)	$11
ABS	10	-	(1)	-	-	9
Foreign government bonds	6	-	(3)	-	(3)	-
Hybrid and redeemable
preferred securities	5	-	(1)	-	-	4
Other assets:
GLB direct embedded derivatives (3)	85	3	-	-	-	88
LPR ceded derivative (4)	19	(5)	-	-	-	14
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(3)	3	-	1	-	1
Other liabilities – GLB ceded
embedded derivatives (3)	(81)	(2)	-	-	-	(83)
Total, net	$141	$(1)	$(49)	$9	$(56)	$44

	For the Year Ended December 31, 2021
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$87	$-	$(5)	$25	$(7)	$100
ABS	10	-	(1)	2	(1)	10
Foreign government bonds	-	-	(1)	7	-	6
RMBS	1	-	-	(1)	-	-
Hybrid and redeemable
preferred securities	6	-	1	(2)	-	5
Derivative investments	5	1	-	(1)	(5)	-
Other assets:
GLB direct embedded derivatives (3)	(2)	87	-	-	-	85
LPR ceded derivative (4)	-	1	-	-	18	19
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(2)	(4)	-	3	-	(3)
Other liabilities – GLB ceded
embedded derivatives (3)	3	(84)	-	-	-	(81)
Total, net	$108	$1	$(6)	$33	$5	$141

	For the Year Ended December 31, 2020
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$65	$2	$24	$(19)	$15	$87
ABS	-	-	-	10	-	10
Foreign government bonds	2	-	-	(2)	-	-
RMBS	3	-	-	-	(2)	1
Hybrid and redeemable
preferred securities	1	-	-	-	5	6
Derivative investments	13	2	33	(18)	(25)	5
Other assets – GLB ceded
embedded derivatives (3)	4	(1)	-	-	-	3
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(2)	-	-	-	-	(2)
Other liabilities – GLB direct
embedded derivatives (3)	(4)	2	-	-	-	(2)
Total, net	$82	$5	$57	$(29)	$(7)	$108

(1)	The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 4).
(2)

Amortization and accretion of premiums and discounts are included in net investment income on the Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and credit loss expense are included in realized gain (loss) on the Statements of Comprehensive Income (Loss).

(3)	Gains (losses) from the changes in fair value are included in realized gain (loss) on the Statements of Comprehensive Income (Loss).
(4)	Gains (losses) from the changes in fair value are included in benefits on the Statements of Comprehensive Income (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2022
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$11	$(2)	$-	$(1)	$-	$8
ABS	1	-	-	(1)	-	-
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	-	-	-	1	-	1
Total, net	$12	$(2)	$-	$(1)	$-	$9

	For the Year Ended December 31, 2021
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$45	$(1)	$(15)	$(4)	$-	$25
ABS	6	-	-	(4)	-	2
Foreign government bonds	7	-	-	-	-	7
RMBS	-	-	-	(1)	-	(1)
Hybrid and redeemable
preferred securities	-	-	-	-	(2)	(2)
Derivative investments	1	-	(2)	-	-	(1)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	-	-	-	3	-	3
Total, net	$59	$(1)	$(17)	$(6)	$(2)	$33

	For the Year Ended December 31, 2020
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$44	$(58)	$-	$(1)	$(4)	$(19)
ABS	10	-	-	-	-	10
Foreign government bonds	-	-	(2)	-	-	(2)
Derivative investments	3	(20)	(1)	-	-	(18)
Total, net	$57	$(78)	$(3)	$(1)	$(4)	$(29)

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Derivative investments	$-	$1	$2
Embedded derivatives:
Other assets – GLB direct and ceded	42	126	31
Other liabilities – GLB direct and ceded	(42)	(126)	(31)
Total, net (1)	$-	$1	$2

(1)	Included in realized gain (loss) on the Statements of Comprehensive Income (Loss).

The following summarizes changes in unrealized gains (losses) included in OCI, net of tax, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Fixed maturity AFS securities:
Corporate bonds	$(44)	$(6)	$4
ABS	(1)	-	-
Foreign government bonds	(3)	(1)	-
Hybrid and redeemable preferred securities	(1)	1	(1)
Total, net	$(49)	$(6)	$3

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2022
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$3	$(56)	$(53)
Foreign government bonds	-	(3)	(3)
Total, net	$3	$(59)	$(56)

	For the Year Ended December 31, 2021
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$2	$(9)	$(7)
ABS	-	(1)	(1)
Derivative investments	-	(5)	(5)
Other assets – LPR ceded derivative	18	-	18
Total, net	$20	$(15)	$5

	For the Year Ended December 31, 2020
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$22	$(7)	$15
RMBS	1	(3)	(2)
Hybrid and redeemable
preferred securities	5	-	5
Derivative investments	-	(25)	(25)
Total, net	$28	$(35)	$(7)

Transfers into and out of Level 3 are generally the result of observable market information on financial instruments no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2022, 2021 and 2020, transfers in and out of Level 3 were attributable primarily to the financial instruments’ observable market information no longer being available or becoming available.  In 2022, transfers out of Level 3 included corporate bonds for which we changed valuation techniques.  This change in valuation technique was primarily from a change to a third-party-provided pricing model that did not use significant unobservable inputs.  In 2021, transfers out of Level 3 included derivative instruments for which we changed valuation techniques.  This change in valuation technique was primarily from unobservable inputs in counterparty models to a mathematical model provided by a third party.  These updated valuation techniques are considered industry standard and provide us with greater visibility into the economic valuation inputs.

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2022:

							Weighted
							Average
	Fair	Valuation	Significant	Assumption or			Input
	Value	Technique	Unobservable Inputs	Input Ranges			Range (1)
Assets
Investments:
Fixed maturity AFS
securities –
Corporate bonds	$1	Discounted cash flow	Liquidity/duration adjustment (2)	1.5%	-	2.4%	2.3%

Other assets:
GLB direct embedded
derivatives	88	Discounted cash flow	Long-term lapse rate (3)	1%	-	30%	(10)
			Utilization of guaranteed withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			NPR (6)	0.35%	-	2.41%	1.73%
			Mortality rate (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.47%

LPR ceded derivative	14	Discounted cash flow	Long-term lapse rate (3)	0%	-	1.55%	(10)
			NPR (6)	0.35%	-	2.41%	1.75%
			Mortality rate (7)			(9)	(10)
Liabilities
Future contract benefits –
indexed annuity contracts
embedded derivatives	$(1)	Discounted cash flow	Lapse rate (3)	0%	-	9%	(10)
			Mortality rate (7)			(9)	(10)
Other liabilities – GLB
ceded embedded
derivatives	(83)	Discounted cash flow	Long-term lapse rate (3)	1%	-	30%	(10)
			Utilization of guaranteed withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			NPR (6)	0.35%	-	2.41%	1.73%
			Mortality rate (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.47%

(1)	Unobservable inputs were weighted by the relative fair value of the instruments, unless otherwise noted.
(2)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(3)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity contracts represents the lapse rates during the surrender charge period.

(4)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(5)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(6)

The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.  The NPR input for direct and ceded embedded derivatives was weighted by the absolute value of the sensitivity of the reserve to the NPR assumption.  The NPR input for LPR ceded derivative was weighted using a simple average.

(7)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(8)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.  Volatility assumptions vary by fund due to the benchmarking of different indices.  The volatility input was weighted by the relative account value assigned to each index.

(9)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.
(10)	A weighted average input range is not a meaningful measurement for lapse rate, utilization factors or mortality rate.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above would have resulted in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would have resulted in a decrease in the fair value measurement.
•

Indexed annuity contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse rate or mortality rate inputs would have resulted in a decrease in the fair value measurement.

•

LPR ceded derivative – Assuming our LPR ceded derivative is in an asset position:  an increase in our lapse rate, NPR or mortality rate inputs would have resulted in an increase in the fair value measurement.

•

GLB embedded derivatives – Assuming our GLB direct embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would have resulted in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would have resulted in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input would not have affected the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see Note 1.

16.  Segment Information

We provide products and services and report results through our Life Insurance, Annuities, Group Protection and Retirement Plan Services segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Life Insurance segment focuses on the creation and protection of wealth through life insurance products, including term insurance, both single (including UL, corporate-owned UL and VUL and bank-owned UL and VUL products) and survivorship versions of IUL and VUL products, linked-benefit products (which are UL and VUL with riders providing for long-term care costs), and critical illness and long-term care riders, which can be attached to IUL or VUL policies.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering variable annuities, fixed (including indexed) annuities and indexed variable annuities.

The Group Protection segment offers group non-medical insurance products, including short- and long-term disability, absence management services, term life, dental, vision and accident, critical illness and hospital indemnity benefits and services to the employer marketplace through various forms of employee-paid and employer-paid plans.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

Other Operations includes investments related to our excess capital, benefit plan obligations, the results of certain disability income business and other corporate investments.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of financial assets;
▪	Changes in the fair value of equity securities;
▪	Changes in the fair value of embedded derivatives within certain reinsurance arrangements;
▪	GLB rider fees ceded to LNL; and
▪	The net valuation premium of the GLB attributed rider fees;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on modification or early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations;
•	Transaction and integration costs related to mergers and acquisitions including the acquisition or divestiture, through reinsurance or other means, of businesses or blocks of business; and
•	Income (loss) from the initial adoption of new accounting standards, regulations and policy changes including the net impact from the Tax Cuts and Jobs Act.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

The tables below reconcile our segment measures of performance to the GAAP measures presented in the Statements of Comprehensive Income (Loss) (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Revenues
Operating revenues:
Life Insurance	$519	$536	$545
Annuities	122	137	131
Group Protection	276	147	97
Retirement Plan Services	72	79	72
Other Operations	19	23	27
Excluded realized gain (loss), pre-tax	(32)	(11)	28
Total revenues	$976	$911	$900

	For the Years Ended December 31,
	2022	2021	2020
Net Income (Loss)
Income (loss) from operations:
Life Insurance	$(153)	$(34)	$(29)
Annuities	41	49	43
Group Protection	25	5	(3)
Retirement Plan Services	7	10	6
Other Operations	15	(56)	21
Excluded realized gain (loss), after-tax	(24)	(10)	22
Net income (loss)	$(89)	$(36)	$60

Other segment information (in millions) was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Net Investment Income
Life Insurance	$260	$267	$257
Annuities	27	32	28
Group Protection	6	5	6
Retirement Plan Services	62	67	63
Other Operations	19	23	27
Total net investment income	$374	$394	$381

	For the Years Ended December 31,
	2022	2021	2020
Amortization of DAC and VOBA, Net of Interest
Life Insurance	$33	$106	$86
Annuities	7	17	18
Group Protection	4	3	3
Retirement Plan Services	-	1	-
Total amortization of DAC and VOBA, net of interest	$44	$127	$107

	For the Years Ended December 31,
	2022	2021	2020
Federal Income Tax Expense (Benefit)
Life Insurance	$(41)	$(9)	$(8)
Annuities	4	8	7
Group Protection	7	1	(1)
Retirement Plan Services	-	1	-
Other Operations	4	(15)	6
Excluded realized gain (loss)	(8)	(1)	6
Total federal income tax expense (benefit)	$(34)	$(15)	$10

	As of December 31,
	2022	2021
Assets
Life Insurance	$8,325	$9,497
Annuities	6,129	7,467
Group Protection	220	193
Retirement Plan Services	2,660	3,196
Other Operations	521	759
Total assets	$17,855	$21,112

17.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Income taxes paid (received)	$(27)	$30	$31

18.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on the Balance Sheets:

	As of December 31,
	2022	2021
Assets with affiliates:
Ceded reinsurance contracts	$221	$162	Reinsurance recoverables, net of allowance
			for credit losses
Ceded reinsurance contracts	21	28	Other assets
Service agreement receivable	1	10	Other assets

Liabilities with affiliates:
Inter-company short-term debt	1	39	Other liabilities
Ceded reinsurance contracts	88	83	Other liabilities
Service agreement payable	8	1	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2022	2021	2020
Revenues with affiliates:
Premiums received on assumed (paid on ceded)
reinsurance contracts	$(41)	$(36)	$(25)	Insurance premiums
Fees for management of general account	-	-	(2)	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	(2)	(84)	(1)	Realized gain (loss)
Other gains (losses)	(36)	(36)	(38)	Realized gain (loss)

Benefits and expenses with affiliates:
Interest credited on ceded reinsurance contracts	(1)	(1)	(1)	Interest credited
Reinsurance (recoveries) benefits on ceded reinsurance	(49)	(4)	(10)	Benefits
Ceded reinsurance contracts	(17)	(19)	(16)	Commissions and other
				expenses
Service agreement payments	72	63	61	Commissions and other
				expenses

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing limit is currently 2% of our admitted assets as of December 31, 2022.

Service Agreements

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead from LNC.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, account values, weighted policies in force and sales.

Ceded Reinsurance Contracts

We cede business to two affiliated companies, LNL, our parent, and LNBAR, a wholly-owned subsidiary of LNC.  As discussed in Note 4, we cede the GLB reserves embedded derivatives and the related hedge results to LNL.

19.  Subsequent Events

Management evaluated subsequent events for the Company through March 31, 2023, the date the financial statements were available to be issued.  On March 24, 2023, LLANY paid a cash dividend in the amount of $68 million to LNL.

Management identified no other items or events required for disclosure.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of assets and liabilities

December 31, 2022

Subaccount	Investments	Total Assets	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
AB VPS Growth and Income Portfolio - Class A	$836,781	$836,781	$7	$836,774
AB VPS International Value Portfolio - Class A	578,677	578,677	3	578,674
AB VPS Large Cap Growth Portfolio - Class A	279,345	279,345	2	279,343
AB VPS Small/Mid Cap Value Portfolio - Class A	2,887,489	2,887,489	17	2,887,472
AB VPS Sustainable Global Thematic Portfolio - Class A	866,312	866,312	4	866,308
American Century VP Balanced Fund - Class I	231,245	231,245	1	231,244
American Century VP Inflation Protection Fund - Class I	533,718	533,718	3	533,715
American Funds Global Growth Fund - Class 2	2,844,158	2,844,158	15	2,844,143
American Funds Global Small Capitalization Fund - Class 2	3,223,654	3,223,654	17	3,223,637
American Funds Growth Fund - Class 2	9,445,285	9,445,285	52	9,445,233
American Funds Growth-Income Fund - Class 2	8,230,428	8,230,428	45	8,230,383
American Funds International Fund - Class 2	6,454,294	6,454,294	36	6,454,258
ClearBridge Variable Mid Cap Portfolio - Class I	445,524	445,524	2	445,522
Delaware VIP® Emerging Markets Series - Standard Class	2,179,245	2,179,245	13	2,179,232
Delaware VIP® Small Cap Value Series - Standard Class	2,397,964	2,397,964	13	2,397,951
DWS Alternative Asset Allocation VIP Portfolio - Class A	292,050	292,050	2	292,048
DWS Equity 500 Index VIP Portfolio - Class A	3,294,021	3,294,021	20	3,294,001
DWS Small Cap Index VIP Portfolio - Class A	734,592	734,592	5	734,587
Fidelity® VIP Asset Manager Portfolio - Initial Class	47,001	47,001	1	47,000
Fidelity® VIP Contrafund® Portfolio - Service Class	4,393,015	4,393,015	23	4,392,992
Fidelity® VIP Equity-Income Portfolio - Initial Class	93,008	93,008	1	93,007
Fidelity® VIP Equity-Income Portfolio - Service Class	251,816	251,816	2	251,814
Fidelity® VIP Growth Opportunities Portfolio - Service Class	267,541	267,541	—	267,541
Fidelity® VIP Growth Portfolio - Service Class	2,179,271	2,179,271	13	2,179,258
Fidelity® VIP High Income Portfolio - Service Class	81,328	81,328	—	81,328
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	92,981	92,981	1	92,980
Fidelity® VIP Mid Cap Portfolio - Service Class	2,442,561	2,442,561	14	2,442,547
Fidelity® VIP Overseas Portfolio - Service Class	443,653	443,653	3	443,650
Franklin Income VIP Fund - Class 1	5,329,998	5,329,998	29	5,329,969
Franklin Mutual Shares VIP Fund - Class 1	1,889,487	1,889,487	10	1,889,477
Franklin Small-Mid Cap Growth VIP Fund - Class 1	841,146	841,146	5	841,141
Invesco V.I. American Franchise Fund - Series I Shares	1,033,407	1,033,407	10	1,033,397
Invesco V.I. Core Equity Fund - Series I Shares	1,125,669	1,125,669	6	1,125,663
Invesco V.I. Core Plus Bond Fund - Series I Shares	57,677	57,677	1	57,676
Invesco V.I. EQV International Equity Fund - Series I Shares	599,390	599,390	3	599,387
Janus Henderson Balanced Portfolio - Institutional Shares	239,380	239,380	—	239,380
Janus Henderson Balanced Portfolio - Service Shares	285,117	285,117	2	285,115
Janus Henderson Enterprise Portfolio - Service Shares	181,723	181,723	2	181,721
Janus Henderson Global Research Portfolio - Institutional Shares	454,674	454,674	—	454,674
Janus Henderson Global Research Portfolio - Service Shares	68,277	68,277	—	68,277
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	73,434	73,434	—	73,434
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	290,842	290,842	1	290,841
LVIP Baron Growth Opportunities Fund - Service Class	820,672	820,672	4	820,668
LVIP Baron Growth Opportunities Fund - Standard Class	437,603	437,603	3	437,600
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	527,295	527,295	4	527,291
LVIP BlackRock Global Allocation Fund - Standard Class	2,592,182	2,592,182	18	2,592,164
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	16,127	16,127	—	16,127
LVIP BlackRock Global Real Estate Fund - Standard Class	611,865	611,865	4	611,861
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	875,561	875,561	5	875,556
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	19,087	19,087	—	19,087
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	292,927	292,927	2	292,925

See accompanying notes.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of assets and liabilities (continued)

December 31, 2022

Subaccount	Investments	Total Assets	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	$122,907	$122,907	$1	$122,906
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	24,328	24,328	—	24,328
LVIP Delaware Bond Fund - Standard Class	4,470,142	4,470,142	26	4,470,116
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,476,709	1,476,709	10	1,476,699
LVIP Delaware Diversified Income Fund - Standard Class	3,364,851	3,364,851	18	3,364,833
LVIP Delaware High Yield Fund - Standard Class	848,410	848,410	5	848,405
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	1,533,006	1,533,006	9	1,532,997
LVIP Delaware Mid Cap Value Fund - Standard Class	913,114	913,114	5	913,109
LVIP Delaware REIT Fund - Standard Class	1,462,300	1,462,300	8	1,462,292
LVIP Delaware SMID Cap Core Fund - Standard Class	2,406,613	2,406,613	15	2,406,598
LVIP Delaware Social Awareness Fund - Standard Class	618,124	618,124	4	618,120
LVIP Delaware U.S. Growth Fund - Standard Class	2,156,672	2,156,672	11	2,156,661
LVIP Delaware Value Fund - Standard Class	1,901,021	1,901,021	12	1,901,009
LVIP Delaware Wealth Builder Fund - Standard Class	189,616	189,616	1	189,615
LVIP Dimensional International Core Equity Fund - Standard Class	72,669	72,669	—	72,669
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	382,748	382,748	5	382,743
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	400,321	400,321	2	400,319
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	166,362	166,362	1	166,361
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	852,840	852,840	9	852,831
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	172,300	172,300	2	172,298
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	638,793	638,793	3	638,790
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	2,440,547	2,440,547	17	2,440,530
LVIP Global Income Fund - Standard Class	503,925	503,925	2	503,923
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	3,167,801	3,167,801	22	3,167,779
LVIP Government Money Market Fund - Standard Class	2,475,820	2,475,820	14	2,475,806
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	885	885	—	885
LVIP JPMorgan High Yield Fund - Standard Class	982,125	982,125	6	982,119
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	190,359	190,359	1	190,358
LVIP MFS International Growth Fund - Standard Class	1,349,286	1,349,286	7	1,349,279
LVIP MFS Value Fund - Standard Class	5,985,221	5,985,221	31	5,985,190
LVIP Mondrian International Value Fund - Standard Class	948,749	948,749	6	948,743
LVIP SSGA Bond Index Fund - Standard Class	1,050,026	1,050,026	7	1,050,019
LVIP SSGA Conservative Index Allocation Fund - Standard Class	268,196	268,196	1	268,195
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	88,041	88,041	—	88,041
LVIP SSGA Developed International 150 Fund - Standard Class	175,309	175,309	1	175,308
LVIP SSGA Emerging Markets 100 Fund - Standard Class	365,312	365,312	3	365,309
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	713,631	713,631	5	713,626
LVIP SSGA International Index Fund - Standard Class	1,433,257	1,433,257	9	1,433,248
LVIP SSGA International Managed Volatility Fund - Standard Class	33,334	33,334	—	33,334
LVIP SSGA Large Cap 100 Fund - Standard Class	773,013	773,013	4	773,009
LVIP SSGA Moderate Index Allocation Fund - Standard Class	1,014,340	1,014,340	9	1,014,331
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	1,373,648	1,373,648	8	1,373,640
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	625,321	625,321	3	625,318
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	1,027,762	1,027,762	9	1,027,753
LVIP SSGA S&P 500 Index Fund - Standard Class	13,773,397	13,773,397	79	13,773,318
LVIP SSGA Small-Cap Index Fund - Standard Class	1,511,229	1,511,229	9	1,511,220
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	1,397,577	1,397,577	8	1,397,569
LVIP T. Rowe Price 2020 Fund - Standard Class	60,867	60,867	—	60,867
LVIP T. Rowe Price 2030 Fund - Standard Class	162,092	162,092	1	162,091
LVIP T. Rowe Price 2040 Fund - Standard Class	193,031	193,031	—	193,031

See accompanying notes.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of assets and liabilities (continued)

December 31, 2022

Subaccount	Investments	Total Assets	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP T. Rowe Price Growth Stock Fund - Standard Class	$1,370,031	$1,370,031	$7	$1,370,024
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	1,180,843	1,180,843	6	1,180,837
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	7,976	7,976	—	7,976
LVIP Vanguard Bond Allocation Fund - Standard Class	1,264,153	1,264,153	7	1,264,146
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	1,111,839	1,111,839	6	1,111,833
LVIP Vanguard International Equity ETF Fund - Standard Class	1,600,376	1,600,376	9	1,600,367
LVIP Wellington Capital Growth Fund - Standard Class	1,929,895	1,929,895	9	1,929,886
LVIP Wellington SMID Cap Value Fund - Standard Class	738,537	738,537	4	738,533
M Capital Appreciation Fund	9,922	9,922	—	9,922
M International Equity Fund	15,729	15,729	—	15,729
M Large Cap Growth Fund	14,297	14,297	—	14,297
M Large Cap Value Fund	15,295	15,295	—	15,295
MFS® VIT Growth Series - Initial Class	1,577,510	1,577,510	11	1,577,499
MFS® VIT Total Return Series - Initial Class	2,484,148	2,484,148	12	2,484,136
MFS® VIT Utilities Series - Initial Class	2,755,092	2,755,092	14	2,755,078
MFS® VIT II Core Equity Portfolio - Initial Class	21,032	21,032	—	21,032
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	937,695	937,695	6	937,689
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	320,522	320,522	2	320,520
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	152,250	152,250	—	152,250
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	493,304	493,304	3	493,301
Putnam VT Global Health Care Fund - Class IB	143,540	143,540	1	143,539
Putnam VT Large Cap Value Fund - Class IB	46,853	46,853	—	46,853
Templeton Foreign VIP Fund - Class 1	300,168	300,168	5	300,163
Templeton Foreign VIP Fund - Class 2	76,290	76,290	—	76,290
Templeton Global Bond VIP Fund - Class 1	955,163	955,163	5	955,158
Templeton Growth VIP Fund - Class 1	310,561	310,561	3	310,558
Templeton Growth VIP Fund - Class 2	30,341	30,341	—	30,341

See accompanying notes.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of operations

Year Ended December 31, 2022

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
AB VPS Growth and Income Portfolio - Class A	$12,287	$(2,975)	$9,312	$20,946
AB VPS International Value Portfolio - Class A	26,927	(1,185)	25,742	835
AB VPS Large Cap Growth Portfolio - Class A	—	(833)	(833)	27,887
AB VPS Small/Mid Cap Value Portfolio - Class A	33,874	(6,651)	27,223	22,241
AB VPS Sustainable Global Thematic Portfolio - Class A	—	(1,626)	(1,626)	(2,526)
American Century VP Balanced Fund - Class I	2,878	(385)	2,493	(1,449)
American Century VP Inflation Protection Fund - Class I	29,673	(1,122)	28,551	2,462
American Funds Global Growth Fund - Class 2	20,088	(5,902)	14,186	9,696
American Funds Global Small Capitalization Fund - Class 2	—	(6,301)	(6,301)	(38,177)
American Funds Growth Fund - Class 2	34,388	(23,098)	11,290	198,482
American Funds Growth-Income Fund - Class 2	112,767	(19,470)	93,297	254,433
American Funds International Fund - Class 2	118,492	(13,738)	104,754	(53,854)
BlackRock Global Allocation V.I. Fund - Class I	—	(3,124)	(3,124)	(248,127)
ClearBridge Variable Mid Cap Portfolio - Class I	1,687	(759)	928	(3,781)
Delaware VIP® Emerging Markets Series - Standard Class	96,041	(5,156)	90,885	(3,965)
Delaware VIP® Small Cap Value Series - Standard Class	20,975	(5,535)	15,440	142,551
DWS Alternative Asset Allocation VIP Portfolio - Class A	23,436	(611)	22,825	906
DWS Equity 500 Index VIP Portfolio - Class A	44,140	(9,334)	34,806	296,492
DWS Small Cap Index VIP Portfolio - Class A	7,033	(2,092)	4,941	(27,647)
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,012	(297)	715	(806)
Fidelity® VIP Contrafund® Portfolio - Service Class	19,565	(10,285)	9,280	108,764
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,785	(546)	1,239	1,556
Fidelity® VIP Equity-Income Portfolio - Service Class	4,638	(1,126)	3,512	7,944
Fidelity® VIP Growth Opportunities Portfolio - Service Class	—	(66)	(66)	(4,893)
Fidelity® VIP Growth Portfolio - Service Class	11,807	(5,666)	6,141	63,570
Fidelity® VIP High Income Portfolio - Service Class	4,302	(12)	4,290	(2,588)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,219	(560)	1,659	(3,641)
Fidelity® VIP Mid Cap Portfolio - Service Class	10,354	(5,655)	4,699	5,102
Fidelity® VIP Overseas Portfolio - Service Class	4,585	(1,132)	3,453	(4,112)
Franklin Income VIP Fund - Class 1	272,445	(11,042)	261,403	25,316
Franklin Mutual Shares VIP Fund - Class 1	41,831	(4,032)	37,799	(8,366)
Franklin Small-Mid Cap Growth VIP Fund - Class 1	—	(1,901)	(1,901)	(22,123)
Invesco V.I. American Franchise Fund - Series I Shares	—	(4,417)	(4,417)	33,581
Invesco V.I. Core Equity Fund - Series I Shares	11,256	(2,505)	8,751	(10,405)
Invesco V.I. Core Plus Bond Fund - Series I Shares	368	(362)	6	(3,231)
Invesco V.I. EQV International Equity Fund - Series I Shares	10,743	(1,252)	9,491	(9,884)
Janus Henderson Balanced Portfolio - Institutional Shares	3,162	(1)	3,161	2,575
Janus Henderson Balanced Portfolio - Service Shares	2,972	(818)	2,154	29,820
Janus Henderson Enterprise Portfolio - Service Shares	184	(802)	(618)	27,792
Janus Henderson Global Research Portfolio - Institutional Shares	5,377	(10)	5,367	3,633
Janus Henderson Global Research Portfolio - Service Shares	713	(172)	541	2,352
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	—	(108)	(108)	(5,197)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	5,061	(454)	4,607	(1,520)
LVIP Baron Growth Opportunities Fund - Service Class	—	(1,578)	(1,578)	46,574
LVIP Baron Growth Opportunities Fund - Standard Class	—	(1,036)	(1,036)	1,861
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	12,419	(1,712)	10,707	24,926
LVIP BlackRock Global Allocation Fund - Standard Class	10,080	(3,920)	6,160	(18,636)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	267	(28)	239	(216)
LVIP BlackRock Global Real Estate Fund - Standard Class	10,900	(1,562)	9,338	(7,159)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	82,768	(2,056)	80,712	(8,289)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	289	(34)	255	(134)
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	—	(904)	(904)	30,930
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	(231)	(231)	3,876
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	234	(39)	195	244
LVIP Delaware Bond Fund - Standard Class	148,849	(11,083)	137,766	(120,025)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Growth and Income Portfolio - Class A	$139,848	$160,794	$(215,020)	$(44,914)
AB VPS International Value Portfolio - Class A	—	835	(114,940)	(88,363)
AB VPS Large Cap Growth Portfolio - Class A	36,546	64,433	(169,229)	(105,629)
AB VPS Small/Mid Cap Value Portfolio - Class A	456,773	479,014	(1,071,524)	(565,287)
AB VPS Sustainable Global Thematic Portfolio - Class A	94,779	92,253	(400,964)	(310,337)
American Century VP Balanced Fund - Class I	35,834	34,385	(83,156)	(46,278)
American Century VP Inflation Protection Fund - Class I	3,061	5,523	(117,098)	(83,024)
American Funds Global Growth Fund - Class 2	327,429	337,125	(1,282,322)	(931,011)
American Funds Global Small Capitalization Fund - Class 2	1,131,135	1,092,958	(2,313,672)	(1,227,015)
American Funds Growth Fund - Class 2	1,577,791	1,776,273	(5,951,661)	(4,164,098)
American Funds Growth-Income Fund - Class 2	914,679	1,169,112	(3,072,333)	(1,809,924)
American Funds International Fund - Class 2	917,829	863,975	(2,629,051)	(1,660,322)
BlackRock Global Allocation V.I. Fund - Class I	—	(248,127)	(81,253)	(332,504)
ClearBridge Variable Mid Cap Portfolio - Class I	29,699	25,918	(177,053)	(150,207)
Delaware VIP® Emerging Markets Series - Standard Class	—	(3,965)	(872,595)	(785,675)
Delaware VIP® Small Cap Value Series - Standard Class	173,535	316,086	(679,234)	(347,708)
DWS Alternative Asset Allocation VIP Portfolio - Class A	323	1,229	(49,519)	(25,465)
DWS Equity 500 Index VIP Portfolio - Class A	205,658	502,150	(1,310,509)	(773,553)
DWS Small Cap Index VIP Portfolio - Class A	132,302	104,655	(298,753)	(189,157)
Fidelity® VIP Asset Manager Portfolio - Initial Class	3,389	2,583	(12,435)	(9,137)
Fidelity® VIP Contrafund® Portfolio - Service Class	233,889	342,653	(1,969,928)	(1,617,995)
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,144	4,700	(12,342)	(6,403)
Fidelity® VIP Equity-Income Portfolio - Service Class	8,671	16,615	(38,336)	(18,209)
Fidelity® VIP Growth Opportunities Portfolio - Service Class	52,413	47,520	(197,911)	(150,457)
Fidelity® VIP Growth Portfolio - Service Class	174,279	237,849	(949,370)	(705,380)
Fidelity® VIP High Income Portfolio - Service Class	—	(2,588)	(12,470)	(10,768)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	5,210	1,569	(18,363)	(15,135)
Fidelity® VIP Mid Cap Portfolio - Service Class	172,523	177,625	(643,687)	(461,363)
Fidelity® VIP Overseas Portfolio - Service Class	4,051	(61)	(143,332)	(139,940)
Franklin Income VIP Fund - Class 1	103,879	129,195	(710,327)	(319,729)
Franklin Mutual Shares VIP Fund - Class 1	212,365	203,999	(401,766)	(159,968)
Franklin Small-Mid Cap Growth VIP Fund - Class 1	202,014	179,891	(578,481)	(400,491)
Invesco V.I. American Franchise Fund - Series I Shares	315,735	349,316	(818,263)	(473,364)
Invesco V.I. Core Equity Fund - Series I Shares	191,290	180,885	(528,200)	(338,564)
Invesco V.I. Core Plus Bond Fund - Series I Shares	40	(3,191)	(7,783)	(10,968)
Invesco V.I. EQV International Equity Fund - Series I Shares	68,527	58,643	(206,488)	(138,354)
Janus Henderson Balanced Portfolio - Institutional Shares	8,048	10,623	(62,365)	(48,581)
Janus Henderson Balanced Portfolio - Service Shares	9,116	38,936	(101,220)	(60,130)
Janus Henderson Enterprise Portfolio - Service Shares	40,234	68,026	(108,520)	(41,112)
Janus Henderson Global Research Portfolio - Institutional Shares	59,256	62,889	(195,353)	(127,097)
Janus Henderson Global Research Portfolio - Service Shares	9,800	12,152	(32,098)	(19,405)
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	16,577	11,380	(59,058)	(47,786)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	18,581	17,061	(83,530)	(61,862)
LVIP Baron Growth Opportunities Fund - Service Class	65,554	112,128	(380,814)	(270,264)
LVIP Baron Growth Opportunities Fund - Standard Class	33,212	35,073	(177,410)	(143,373)
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	50,732	75,658	(100,632)	(14,267)
LVIP BlackRock Global Allocation Fund - Standard Class	73,338	54,702	(202,202)	(141,340)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	600	384	(4,296)	(3,673)
LVIP BlackRock Global Real Estate Fund - Standard Class	14,252	7,093	(213,587)	(197,156)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	—	(8,289)	(121,158)	(48,735)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	628	494	(5,335)	(4,586)
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	45,397	76,327	(187,454)	(112,031)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	11,442	15,318	(53,309)	(38,222)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	2,424	2,668	(8,262)	(5,399)
LVIP Delaware Bond Fund - Standard Class	—	(120,025)	(760,768)	(743,027)

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of operations (continued)

Year Ended December 31, 2022

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Delaware Diversified Floating Rate Fund - Standard Class	$35,204	$(3,710)	$31,494	$(6,062)
LVIP Delaware Diversified Income Fund - Standard Class	117,861	(6,733)	111,128	(43,438)
LVIP Delaware High Yield Fund - Standard Class	55,473	(2,283)	53,190	(34,323)
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	39,184	(3,377)	35,807	(15,517)
LVIP Delaware Mid Cap Value Fund - Standard Class	14,301	(1,958)	12,343	18,529
LVIP Delaware REIT Fund - Standard Class	52,796	(3,782)	49,014	43,986
LVIP Delaware SMID Cap Core Fund - Standard Class	11,474	(6,105)	5,369	1,778
LVIP Delaware Social Awareness Fund - Standard Class	7,644	(1,676)	5,968	3,532
LVIP Delaware U.S. Growth Fund - Standard Class	—	(4,357)	(4,357)	(14,928)
LVIP Delaware Value Fund - Standard Class	35,000	(5,011)	29,989	24,273
LVIP Delaware Wealth Builder Fund - Standard Class	4,465	(425)	4,040	(1,020)
LVIP Dimensional International Core Equity Fund - Standard Class	2,446	(102)	2,344	310
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	12,603	(2,106)	10,497	(64)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	5,806	(727)	5,079	4,545
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	2,202	(256)	1,946	1,459
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	9,630	(3,858)	5,772	43,040
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	2,807	(681)	2,126	3,254
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	17,996	(1,275)	16,721	(6,401)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	65,368	(6,548)	58,820	(7,391)
LVIP Global Income Fund - Standard Class	—	(1,180)	(1,180)	(33,909)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	90,045	(8,618)	81,427	(24,108)
LVIP Government Money Market Fund - Standard Class	29,993	(6,202)	23,791	(1)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	17	(1)	16	3
LVIP JPMorgan High Yield Fund - Standard Class	57,829	(2,519)	55,310	(19,825)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	2,743	(398)	2,345	3,142
LVIP MFS International Growth Fund - Standard Class	14,962	(2,552)	12,410	(3,110)
LVIP MFS Value Fund - Standard Class	109,933	(11,794)	98,139	207,907
LVIP Mondrian International Value Fund - Standard Class	27,867	(2,297)	25,570	(2,286)
LVIP SSGA Bond Index Fund - Standard Class	23,715	(2,782)	20,933	(8,964)
LVIP SSGA Conservative Index Allocation Fund - Standard Class	7,639	(579)	7,060	989
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	3,585	(170)	3,415	178
LVIP SSGA Developed International 150 Fund - Standard Class	13,446	(307)	13,139	(1,353)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	38,581	(1,210)	37,371	(19,277)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	29,270	(1,967)	27,303	(5,387)
LVIP SSGA International Index Fund - Standard Class	64,829	(3,469)	61,360	1,196
LVIP SSGA International Managed Volatility Fund - Standard Class	1,433	(84)	1,349	(545)
LVIP SSGA Large Cap 100 Fund - Standard Class	23,054	(1,398)	21,656	2,773
LVIP SSGA Moderate Index Allocation Fund - Standard Class	29,937	(5,116)	24,821	19,306
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	65,727	(3,231)	62,496	4,625
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	16,990	(1,305)	15,685	6,099
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	52,019	(3,809)	48,210	17,105
LVIP SSGA S&P 500 Index Fund - Standard Class	218,520	(32,102)	186,418	377,603
LVIP SSGA Small-Cap Index Fund - Standard Class	19,533	(3,584)	15,949	7,931
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	51,794	(3,553)	48,241	(595)
LVIP T. Rowe Price 2020 Fund - Standard Class	1,917	(134)	1,783	(1,183)
LVIP T. Rowe Price 2030 Fund - Standard Class	3,802	(227)	3,575	(2,209)
LVIP T. Rowe Price 2040 Fund - Standard Class	3,651	(166)	3,485	(42)
LVIP T. Rowe Price Growth Stock Fund - Standard Class	—	(3,133)	(3,133)	16,682
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	193	(2,168)	(1,975)	(2,520)
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	133	(12)	121	(16)
LVIP Vanguard Bond Allocation Fund - Standard Class	26,817	(4,434)	22,383	(107,267)
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	14,952	(2,213)	12,739	29,255
LVIP Vanguard International Equity ETF Fund - Standard Class	42,324	(5,072)	37,252	44,139
LVIP Wellington Capital Growth Fund - Standard Class	—	(3,395)	(3,395)	(28,156)
LVIP Wellington SMID Cap Value Fund - Standard Class	5,868	(1,522)	4,346	12,782
M Capital Appreciation Fund	—	(20)	(20)	(49)
M International Equity Fund	438	(30)	408	(1)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Delaware Diversified Floating Rate Fund - Standard Class	$—	$(6,062)	$(29,588)	$(4,156)
LVIP Delaware Diversified Income Fund - Standard Class	7,355	(36,083)	(622,203)	(547,158)
LVIP Delaware High Yield Fund - Standard Class	—	(34,323)	(140,087)	(121,220)
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	—	(15,517)	(97,155)	(76,865)
LVIP Delaware Mid Cap Value Fund - Standard Class	30,942	49,471	(155,381)	(93,567)
LVIP Delaware REIT Fund - Standard Class	—	43,986	(610,665)	(517,665)
LVIP Delaware SMID Cap Core Fund - Standard Class	74,265	76,043	(505,632)	(424,220)
LVIP Delaware Social Awareness Fund - Standard Class	71,833	75,365	(234,869)	(153,536)
LVIP Delaware U.S. Growth Fund - Standard Class	451,943	437,015	(1,221,696)	(789,038)
LVIP Delaware Value Fund - Standard Class	141,162	165,435	(273,154)	(77,730)
LVIP Delaware Wealth Builder Fund - Standard Class	10,424	9,404	(38,289)	(24,845)
LVIP Dimensional International Core Equity Fund - Standard Class	—	310	(12,305)	(9,651)
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	—	(64)	(58,811)	(48,378)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	20,443	24,988	(102,705)	(72,638)
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	7,769	9,228	(36,823)	(25,649)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	31,446	74,486	(233,430)	(153,172)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	8,604	11,858	(41,324)	(27,340)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	47,883	41,482	(172,008)	(113,805)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	230,831	223,440	(850,541)	(568,281)
LVIP Global Income Fund - Standard Class	—	(33,909)	(54,826)	(89,915)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	268,157	244,049	(1,004,897)	(679,421)
LVIP Government Money Market Fund - Standard Class	2	1	1	23,793
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	71	74	(156)	(66)
LVIP JPMorgan High Yield Fund - Standard Class	—	(19,825)	(155,959)	(120,474)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	24,465	27,607	(50,074)	(20,122)
LVIP MFS International Growth Fund - Standard Class	96,143	93,033	(343,683)	(238,240)
LVIP MFS Value Fund - Standard Class	255,379	463,286	(995,436)	(434,011)
LVIP Mondrian International Value Fund - Standard Class	—	(2,286)	(130,914)	(107,630)
LVIP SSGA Bond Index Fund - Standard Class	—	(8,964)	(180,374)	(168,405)
LVIP SSGA Conservative Index Allocation Fund - Standard Class	5,010	5,999	(61,721)	(48,662)
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	2,915	3,093	(20,572)	(14,064)
LVIP SSGA Developed International 150 Fund - Standard Class	—	(1,353)	(24,150)	(12,364)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	(19,277)	(65,608)	(47,514)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	13,704	8,317	(155,271)	(119,651)
LVIP SSGA International Index Fund - Standard Class	—	1,196	(299,425)	(236,869)
LVIP SSGA International Managed Volatility Fund - Standard Class	—	(545)	(7,361)	(6,557)
LVIP SSGA Large Cap 100 Fund - Standard Class	51,647	54,420	(165,716)	(89,640)
LVIP SSGA Moderate Index Allocation Fund - Standard Class	21,636	40,942	(253,448)	(187,685)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	55,653	60,278	(327,893)	(205,119)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	13,257	19,356	(157,752)	(122,711)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	35,506	52,611	(252,918)	(152,097)
LVIP SSGA S&P 500 Index Fund - Standard Class	1,302,094	1,679,697	(4,983,251)	(3,117,136)
LVIP SSGA Small-Cap Index Fund - Standard Class	179,060	186,991	(607,227)	(404,287)
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	53,455	52,860	(304,191)	(203,090)
LVIP T. Rowe Price 2020 Fund - Standard Class	5,708	4,525	(18,155)	(11,847)
LVIP T. Rowe Price 2030 Fund - Standard Class	10,340	8,131	(48,712)	(37,006)
LVIP T. Rowe Price 2040 Fund - Standard Class	8,212	8,170	(52,064)	(40,409)
LVIP T. Rowe Price Growth Stock Fund - Standard Class	259,427	276,109	(1,142,619)	(869,643)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	134,412	131,892	(471,621)	(341,704)
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	396	380	(2,328)	(1,827)
LVIP Vanguard Bond Allocation Fund - Standard Class	32,734	(74,533)	(148,484)	(200,634)
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	5,141	34,396	(296,932)	(249,797)
LVIP Vanguard International Equity ETF Fund - Standard Class	1,850	45,989	(394,885)	(311,644)
LVIP Wellington Capital Growth Fund - Standard Class	374,416	346,260	(1,222,133)	(879,268)
LVIP Wellington SMID Cap Value Fund - Standard Class	84,485	97,267	(184,490)	(82,877)
M Capital Appreciation Fund	834	785	(2,708)	(1,943)
M International Equity Fund	—	(1)	(2,556)	(2,149)

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of operations (continued)

Year Ended December 31, 2022

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
M Large Cap Growth Fund	$—	$(29)	$(29)	$(30)
M Large Cap Value Fund	314	(30)	284	233
MFS® VIT Growth Series - Initial Class	—	(4,375)	(4,375)	63,812
MFS® VIT Total Return Series - Initial Class	43,595	(4,716)	38,879	(2,741)
MFS® VIT Utilities Series - Initial Class	67,963	(5,515)	62,448	134,252
MFS® VIT II Core Equity Portfolio - Initial Class	71	(56)	15	866
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(2,830)	(2,830)	43,513
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	2,023	(840)	1,183	12,176
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	716	—	716	(471)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	114,994	(1,188)	113,806	28,490
Putnam VT Global Health Care Fund - Class IB	690	(483)	207	(3,711)
Putnam VT Large Cap Value Fund - Class IB	683	(127)	556	3,389
Templeton Foreign VIP Fund - Class 1	10,154	(1,670)	8,484	(3,265)
Templeton Foreign VIP Fund - Class 2	2,374	(17)	2,357	(1,063)
Templeton Global Bond VIP Fund - Class 1	—	(2,247)	(2,247)	(78,818)
Templeton Growth VIP Fund - Class 1	1,649	(1,165)	484	(7,792)
Templeton Growth VIP Fund - Class 2	48	—	48	(268)
TOPS® Moderate Growth ETF Portfolio - Class 2 Shares	—	(1)	(1)	151

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
M Large Cap Growth Fund	$1,141	$1,111	$(5,401)	$(4,319)
M Large Cap Value Fund	697	930	(1,390)	(176)
MFS® VIT Growth Series - Initial Class	201,873	265,685	(971,375)	(710,065)
MFS® VIT Total Return Series - Initial Class	218,051	215,310	(535,225)	(281,036)
MFS® VIT Utilities Series - Initial Class	107,723	241,975	(284,947)	19,476
MFS® VIT II Core Equity Portfolio - Initial Class	2,500	3,366	(7,493)	(4,112)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	188,528	232,041	(684,409)	(455,198)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	49,529	61,705	(100,227)	(37,339)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	15,200	14,729	(50,166)	(34,721)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	—	28,490	(75,698)	66,598
Putnam VT Global Health Care Fund - Class IB	15,655	11,944	(21,940)	(9,789)
Putnam VT Large Cap Value Fund - Class IB	3,955	7,344	(9,569)	(1,669)
Templeton Foreign VIP Fund - Class 1	—	(3,265)	(31,961)	(26,742)
Templeton Foreign VIP Fund - Class 2	—	(1,063)	(7,644)	(6,350)
Templeton Global Bond VIP Fund - Class 1	—	(78,818)	18,589	(62,476)
Templeton Growth VIP Fund - Class 1	—	(7,792)	(34,492)	(41,800)
Templeton Growth VIP Fund - Class 2	—	(268)	(3,685)	(3,905)
TOPS® Moderate Growth ETF Portfolio - Class 2 Shares	—	151	(327)	(177)

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets

Years Ended December 31, 2021 and 2022

	AB VPS Growth and Income Portfolio - Class A Subaccount	AB VPS International Value Portfolio - Class A Subaccount	AB VPS Large Cap Growth Portfolio - Class A Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class A Subaccount	AB VPS Sustainable Global Thematic Portfolio - Class A Subaccount	American Century VP Balanced Fund - Class I Subaccount	American Century VP Inflation Protection Fund - Class I Subaccount
NET ASSETS AT JANUARY 1, 2021	$790,919	$573,525	$403,398	$3,020,588	$870,239	$211,279	$712,859
Changes From Operations:
• Net investment income (loss)	4,150	11,471	(1,767)	17,916	(1,949)	1,301	21,789
• Net realized gain (loss) on investments	17,781	7,984	125,590	146,108	164,507	12,824	16,600
• Net change in unrealized appreciation or depreciation on investments	195,641	42,806	(11,031)	849,166	49,628	19,502	5,347
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	217,572	62,261	112,792	1,013,190	212,186	33,627	43,736
Change From Unit Transactions:
• Net unit transactions	(19,013)	20,118	(156,484)	(424,984)	37,171	19,408	(55,605)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(19,013)	20,118	(156,484)	(424,984)	37,171	19,408	(55,605)
TOTAL INCREASE (DECREASE) IN NET ASSETS	198,559	82,379	(43,692)	588,206	249,357	53,035	(11,869)
NET ASSETS AT DECEMBER 31, 2021	989,478	655,904	359,706	3,608,794	1,119,596	264,314	700,990
Changes From Operations:
• Net investment income (loss)	9,312	25,742	(833)	27,223	(1,626)	2,493	28,551
• Net realized gain (loss) on investments	160,794	835	64,433	479,014	92,253	34,385	5,523
• Net change in unrealized appreciation or depreciation on investments	(215,020)	(114,940)	(169,229)	(1,071,524)	(400,964)	(83,156)	(117,098)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(44,914)	(88,363)	(105,629)	(565,287)	(310,337)	(46,278)	(83,024)
Change From Unit Transactions:
• Net unit transactions	(107,790)	11,133	25,266	(156,035)	57,049	13,208	(84,251)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(107,790)	11,133	25,266	(156,035)	57,049	13,208	(84,251)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(152,704)	(77,230)	(80,363)	(721,322)	(253,288)	(33,070)	(167,275)
NET ASSETS AT DECEMBER 31, 2022	$836,774	$578,674	$279,343	$2,887,472	$866,308	$231,244	$533,715
See accompanying notes.

	American Funds Global Growth Fund - Class 2 Subaccount	American Funds Global Small Capitalization Fund - Class 2 Subaccount	American Funds Growth Fund - Class 2 Subaccount	American Funds Growth-Income Fund - Class 2 Subaccount	American Funds International Fund - Class 2 Subaccount	BlackRock Global Allocation V.I. Fund - Class I Subaccount
NET ASSETS AT JANUARY 1, 2021	$3,020,171	$3,840,235	$12,040,290	$9,183,796	$7,421,540	$2,614,109
Changes From Operations:
• Net investment income (loss)	3,637	(8,246)	(5,410)	91,361	181,171	19,295
• Net realized gain (loss) on investments	326,361	307,884	2,645,179	438,635	114,910	458,227
• Net change in unrealized appreciation or depreciation on investments	153,418	(48,323)	(97,522)	1,637,219	(450,459)	(307,400)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	483,416	251,315	2,542,247	2,167,215	(154,378)	170,122
Change From Unit Transactions:
• Net unit transactions	201,861	(116,911)	(694,441)	(262,029)	602,989	209,442
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	201,861	(116,911)	(694,441)	(262,029)	602,989	209,442
TOTAL INCREASE (DECREASE) IN NET ASSETS	685,277	134,404	1,847,806	1,905,186	448,611	379,564
NET ASSETS AT DECEMBER 31, 2021	3,705,448	3,974,639	13,888,096	11,088,982	7,870,151	2,993,673
Changes From Operations:
• Net investment income (loss)	14,186	(6,301)	11,290	93,297	104,754	(3,124)
• Net realized gain (loss) on investments	337,125	1,092,958	1,776,273	1,169,112	863,975	(248,127)
• Net change in unrealized appreciation or depreciation on investments	(1,282,322)	(2,313,672)	(5,951,661)	(3,072,333)	(2,629,051)	(81,253)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(931,011)	(1,227,015)	(4,164,098)	(1,809,924)	(1,660,322)	(332,504)
Change From Unit Transactions:
• Net unit transactions	69,706	476,013	(278,765)	(1,048,675)	244,429	(2,661,169)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	69,706	476,013	(278,765)	(1,048,675)	244,429	(2,661,169)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(861,305)	(751,002)	(4,442,863)	(2,858,599)	(1,415,893)	(2,993,673)
NET ASSETS AT DECEMBER 31, 2022	$2,844,143	$3,223,637	$9,445,233	$8,230,383	$6,454,258	$—

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	ClearBridge Variable Mid Cap Portfolio - Class I Subaccount	Delaware VIP® Emerging Markets Series - Standard Class Subaccount	Delaware VIP® Small Cap Value Series - Standard Class Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class A Subaccount	DWS Equity 500 Index VIP Portfolio - Class A Subaccount	DWS Small Cap Index VIP Portfolio - Class A Subaccount	Fidelity® VIP Asset Manager Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$251,677	$2,636,984	$2,434,721	$285,799	$3,575,660	$863,834	$64,269
Changes From Operations:
• Net investment income (loss)	(531)	1,711	14,464	5,693	46,272	4,851	668
• Net realized gain (loss) on investments	69,367	156,108	134,301	2,306	405,698	99,150	5,080
• Net change in unrealized appreciation or depreciation on investments	13,684	(240,048)	638,065	28,556	536,714	17,356	(996)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	82,520	(82,229)	786,830	36,555	988,684	121,357	4,752
Change From Unit Transactions:
• Net unit transactions	251,557	274,020	(296,503)	19,161	(267,694)	(83,000)	(7,772)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	251,557	274,020	(296,503)	19,161	(267,694)	(83,000)	(7,772)
TOTAL INCREASE (DECREASE) IN NET ASSETS	334,077	191,791	490,327	55,716	720,990	38,357	(3,020)
NET ASSETS AT DECEMBER 31, 2021	585,754	2,828,775	2,925,048	341,515	4,296,650	902,191	61,249
Changes From Operations:
• Net investment income (loss)	928	90,885	15,440	22,825	34,806	4,941	715
• Net realized gain (loss) on investments	25,918	(3,965)	316,086	1,229	502,150	104,655	2,583
• Net change in unrealized appreciation or depreciation on investments	(177,053)	(872,595)	(679,234)	(49,519)	(1,310,509)	(298,753)	(12,435)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(150,207)	(785,675)	(347,708)	(25,465)	(773,553)	(189,157)	(9,137)
Change From Unit Transactions:
• Net unit transactions	9,975	136,132	(179,389)	(24,002)	(229,096)	21,553	(5,112)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	9,975	136,132	(179,389)	(24,002)	(229,096)	21,553	(5,112)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(140,232)	(649,543)	(527,097)	(49,467)	(1,002,649)	(167,604)	(14,249)
NET ASSETS AT DECEMBER 31, 2022	$445,522	$2,179,232	$2,397,951	$292,048	$3,294,001	$734,587	$47,000

See accompanying notes.

	Fidelity® VIP Contrafund® Portfolio - Service Class Subaccount	Fidelity® VIP Equity-Income Portfolio - Initial Class Subaccount	Fidelity® VIP Equity-Income Portfolio - Service Class Subaccount	Fidelity® VIP Growth Opportunities Portfolio - Service Class Subaccount	Fidelity® VIP Growth Portfolio - Service Class Subaccount	Fidelity® VIP High Income Portfolio - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$4,975,458	$92,501	$273,190	$333,950	$2,329,662	$75,878
Changes From Operations:
• Net investment income (loss)	(10,966)	1,469	3,961	(216)	(7,832)	4,260
• Net realized gain (loss) on investments	1,068,795	17,039	55,691	66,800	640,677	(334)
• Net change in unrealized appreciation or depreciation on investments	281,194	4,724	5,973	(25,095)	(110,185)	(440)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,339,023	23,232	65,625	41,489	522,660	3,486
Change From Unit Transactions:
• Net unit transactions	(206,560)	789	993	(919)	(5,772)	8,536
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(206,560)	789	993	(919)	(5,772)	8,536
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,132,463	24,021	66,618	40,570	516,888	12,022
NET ASSETS AT DECEMBER 31, 2021	6,107,921	116,522	339,808	374,520	2,846,550	87,900
Changes From Operations:
• Net investment income (loss)	9,280	1,239	3,512	(66)	6,141	4,290
• Net realized gain (loss) on investments	342,653	4,700	16,615	47,520	237,849	(2,588)
• Net change in unrealized appreciation or depreciation on investments	(1,969,928)	(12,342)	(38,336)	(197,911)	(949,370)	(12,470)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,617,995)	(6,403)	(18,209)	(150,457)	(705,380)	(10,768)
Change From Unit Transactions:
• Net unit transactions	(96,934)	(17,112)	(69,785)	43,478	38,088	4,196
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(96,934)	(17,112)	(69,785)	43,478	38,088	4,196
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,714,929)	(23,515)	(87,994)	(106,979)	(667,292)	(6,572)
NET ASSETS AT DECEMBER 31, 2022	$4,392,992	$93,007	$251,814	$267,541	$2,179,258	$81,328

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class Subaccount	Fidelity® VIP Mid Cap Portfolio - Service Class Subaccount	Fidelity® VIP Overseas Portfolio - Service Class Subaccount	Franklin Income VIP Fund - Class 1 Subaccount	Franklin Mutual Shares VIP Fund - Class 1 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 1 Subaccount	Invesco V.I. American Franchise Fund - Series I Shares Subaccount
NET ASSETS AT JANUARY 1, 2021	$105,704	$2,785,153	$483,610	$5,190,609	$1,979,398	$970,993	$1,379,034
Changes From Operations:
• Net investment income (loss)	1,691	8,492	977	254,777	61,529	(2,582)	(6,597)
• Net realized gain (loss) on investments	3,612	607,373	62,219	29,899	5,030	151,193	367,876
• Net change in unrealized appreciation or depreciation on investments	(6,535)	66,957	24,752	590,210	303,326	(42,555)	(204,588)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,232)	682,822	87,948	874,886	369,885	106,056	156,691
Change From Unit Transactions:
• Net unit transactions	7,761	(320,228)	(29,401)	8,055	(114,865)	78,212	(21,022)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,761	(320,228)	(29,401)	8,055	(114,865)	78,212	(21,022)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,529	362,594	58,547	882,941	255,020	184,268	135,669
NET ASSETS AT DECEMBER 31, 2021	112,233	3,147,747	542,157	6,073,550	2,234,418	1,155,261	1,514,703
Changes From Operations:
• Net investment income (loss)	1,659	4,699	3,453	261,403	37,799	(1,901)	(4,417)
• Net realized gain (loss) on investments	1,569	177,625	(61)	129,195	203,999	179,891	349,316
• Net change in unrealized appreciation or depreciation on investments	(18,363)	(643,687)	(143,332)	(710,327)	(401,766)	(578,481)	(818,263)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(15,135)	(461,363)	(139,940)	(319,729)	(159,968)	(400,491)	(473,364)
Change From Unit Transactions:
• Net unit transactions	(4,118)	(243,837)	41,433	(423,852)	(184,973)	86,371	(7,942)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,118)	(243,837)	41,433	(423,852)	(184,973)	86,371	(7,942)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,253)	(705,200)	(98,507)	(743,581)	(344,941)	(314,120)	(481,306)
NET ASSETS AT DECEMBER 31, 2022	$92,980	$2,442,547	$443,650	$5,329,969	$1,889,477	$841,141	$1,033,397

See accompanying notes.

	Invesco V.I. Core Equity Fund - Series I Shares Subaccount	Invesco V.I. Core Plus Bond Fund - Series I Shares Subaccount	Invesco V.I. EQV International Equity Fund - Series I Shares Subaccount	Janus Henderson Balanced Portfolio - Institutional Shares Subaccount	Janus Henderson Balanced Portfolio - Service Shares Subaccount	Janus Henderson Enterprise Portfolio - Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2021	$1,323,402	$79,877	$673,876	$252,582	$324,951	$232,941
Changes From Operations:
• Net investment income (loss)	5,680	763	7,783	2,059	614	(779)
• Net realized gain (loss) on investments	119,766	3,862	60,631	90,973	69,590	43,226
• Net change in unrealized appreciation or depreciation on investments	228,015	(5,778)	(30,163)	(49,859)	(18,226)	(5,877)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	353,461	(1,153)	38,251	43,173	51,978	36,570
Change From Unit Transactions:
• Net unit transactions	(49,740)	(5,139)	31,020	1,091	(14,130)	(4,211)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(49,740)	(5,139)	31,020	1,091	(14,130)	(4,211)
TOTAL INCREASE (DECREASE) IN NET ASSETS	303,721	(6,292)	69,271	44,264	37,848	32,359
NET ASSETS AT DECEMBER 31, 2021	1,627,123	73,585	743,147	296,846	362,799	265,300
Changes From Operations:
• Net investment income (loss)	8,751	6	9,491	3,161	2,154	(618)
• Net realized gain (loss) on investments	180,885	(3,191)	58,643	10,623	38,936	68,026
• Net change in unrealized appreciation or depreciation on investments	(528,200)	(7,783)	(206,488)	(62,365)	(101,220)	(108,520)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(338,564)	(10,968)	(138,354)	(48,581)	(60,130)	(41,112)
Change From Unit Transactions:
• Net unit transactions	(162,896)	(4,941)	(5,406)	(8,885)	(17,554)	(42,467)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(162,896)	(4,941)	(5,406)	(8,885)	(17,554)	(42,467)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(501,460)	(15,909)	(143,760)	(57,466)	(77,684)	(83,579)
NET ASSETS AT DECEMBER 31, 2022	$1,125,663	$57,676	$599,387	$239,380	$285,115	$181,721

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	Janus Henderson Global Research Portfolio - Institutional Shares Subaccount	Janus Henderson Global Research Portfolio - Service Shares Subaccount	Janus Henderson Global Technology and Innovation Portfolio - Service Shares Subaccount	JPMorgan Insurance Trust Global Allocation Portfolio - Class 1 Subaccount	LVIP Baron Growth Opportunities Fund - Service Class Subaccount	LVIP Baron Growth Opportunities Fund - Standard Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$545,275	$92,285	$126,022	$164,988	$892,923	$443,381	$522,583
Changes From Operations:
• Net investment income (loss)	2,475	(12)	(9)	1,523	(2,169)	(1,163)	10,864
• Net realized gain (loss) on investments	160,070	18,497	22,295	9,495	124,931	18,839	55,940
• Net change in unrealized appreciation or depreciation on investments	(65,609)	(2,410)	(669)	9,500	38,304	67,997	49,310
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	96,936	16,075	21,617	20,518	161,066	85,673	116,114
Change From Unit Transactions:
• Net unit transactions	(792)	(32)	(14,193)	165,080	(15,623)	12,465	(4,291)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(792)	(32)	(14,193)	165,080	(15,623)	12,465	(4,291)
TOTAL INCREASE (DECREASE) IN NET ASSETS	96,144	16,043	7,424	185,598	145,443	98,138	111,823
NET ASSETS AT DECEMBER 31, 2021	641,419	108,328	133,446	350,586	1,038,366	541,519	634,406
Changes From Operations:
• Net investment income (loss)	5,367	541	(108)	4,607	(1,578)	(1,036)	10,707
• Net realized gain (loss) on investments	62,889	12,152	11,380	17,061	112,128	35,073	75,658
• Net change in unrealized appreciation or depreciation on investments	(195,353)	(32,098)	(59,058)	(83,530)	(380,814)	(177,410)	(100,632)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(127,097)	(19,405)	(47,786)	(61,862)	(270,264)	(143,373)	(14,267)
Change From Unit Transactions:
• Net unit transactions	(59,648)	(20,646)	(12,226)	2,117	52,566	39,454	(92,848)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(59,648)	(20,646)	(12,226)	2,117	52,566	39,454	(92,848)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(186,745)	(40,051)	(60,012)	(59,745)	(217,698)	(103,919)	(107,115)
NET ASSETS AT DECEMBER 31, 2022	$454,674	$68,277	$73,434	$290,841	$820,668	$437,600	$527,291

See accompanying notes.

	LVIP BlackRock Global Allocation Fund - Standard Class Subaccount	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class Subaccount	LVIP BlackRock Global Real Estate Fund - Standard Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Standard Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$—	$17,313	$666,326	$851,777	$22,419	$351,736
Changes From Operations:
• Net investment income (loss)	—	245	40,711	64,574	299	(1,434)
• Net realized gain (loss) on investments	—	827	57,072	2,097	1,536	50,565
• Net change in unrealized appreciation or depreciation on investments	—	1,258	71,196	(25,525)	1,568	52,519
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	2,330	168,979	41,146	3,403	101,650
Change From Unit Transactions:
• Net unit transactions	—	2,535	(160,411)	122,890	1,983	(33,085)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	2,535	(160,411)	122,890	1,983	(33,085)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	4,865	8,568	164,036	5,386	68,565
NET ASSETS AT DECEMBER 31, 2021	—	22,178	674,894	1,015,813	27,805	420,301
Changes From Operations:
• Net investment income (loss)	6,160	239	9,338	80,712	255	(904)
• Net realized gain (loss) on investments	54,702	384	7,093	(8,289)	494	76,327
• Net change in unrealized appreciation or depreciation on investments	(202,202)	(4,296)	(213,587)	(121,158)	(5,335)	(187,454)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(141,340)	(3,673)	(197,156)	(48,735)	(4,586)	(112,031)
Change From Unit Transactions:
• Net unit transactions	2,733,504	(2,378)	134,123	(91,522)	(4,132)	(15,345)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,733,504	(2,378)	134,123	(91,522)	(4,132)	(15,345)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,592,164	(6,051)	(63,033)	(140,257)	(8,718)	(127,376)
NET ASSETS AT DECEMBER 31, 2022	$2,592,164	$16,127	$611,861	$875,556	$19,087	$292,925

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class Subaccount	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class Subaccount	LVIP Delaware Bond Fund - Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Standard Class Subaccount	LVIP Delaware Diversified Income Fund - Standard Class Subaccount	LVIP Delaware High Yield Fund - Standard Class Subaccount	LVIP Delaware Limited-Term Diversified Income Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$152,699	$25,167	$4,889,639	$1,363,964	$3,587,349	$958,404	$1,621,936
Changes From Operations:
• Net investment income (loss)	(274)	119	95,800	15,413	183,231	97,117	26,645
• Net realized gain (loss) on investments	13,957	614	69,458	(804)	112,289	(3,638)	1,251
• Net change in unrealized appreciation or depreciation on investments	5,430	4,841	(268,573)	(12,461)	(349,022)	(46,763)	(43,091)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,113	5,574	(103,315)	2,148	(53,502)	46,716	(15,195)
Change From Unit Transactions:
• Net unit transactions	(13,980)	304	656,260	224,319	391,972	75,930	170,534
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(13,980)	304	656,260	224,319	391,972	75,930	170,534
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,133	5,878	552,945	226,467	338,470	122,646	155,339
NET ASSETS AT DECEMBER 31, 2021	157,832	31,045	5,442,584	1,590,431	3,925,819	1,081,050	1,777,275
Changes From Operations:
• Net investment income (loss)	(231)	195	137,766	31,494	111,128	53,190	35,807
• Net realized gain (loss) on investments	15,318	2,668	(120,025)	(6,062)	(36,083)	(34,323)	(15,517)
• Net change in unrealized appreciation or depreciation on investments	(53,309)	(8,262)	(760,768)	(29,588)	(622,203)	(140,087)	(97,155)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(38,222)	(5,399)	(743,027)	(4,156)	(547,158)	(121,220)	(76,865)
Change From Unit Transactions:
• Net unit transactions	3,296	(1,318)	(229,441)	(109,576)	(13,828)	(111,425)	(167,413)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,296	(1,318)	(229,441)	(109,576)	(13,828)	(111,425)	(167,413)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,926)	(6,717)	(972,468)	(113,732)	(560,986)	(232,645)	(244,278)
NET ASSETS AT DECEMBER 31, 2022	$122,906	$24,328	$4,470,116	$1,476,699	$3,364,833	$848,405	$1,532,997

See accompanying notes.

	LVIP Delaware Mid Cap Value Fund - Standard Class Subaccount	LVIP Delaware REIT Fund - Standard Class Subaccount	LVIP Delaware SMID Cap Core Fund - Standard Class Subaccount	LVIP Delaware Social Awareness Fund - Standard Class Subaccount	LVIP Delaware U.S. Growth Fund - Standard Class Subaccount	LVIP Delaware Value Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$904,967	$1,643,128	$2,567,047	$596,716	$2,346,895	$1,815,037
Changes From Operations:
• Net investment income (loss)	11,567	53,749	19,935	4,003	(4,991)	110,820
• Net realized gain (loss) on investments	24,402	54,937	281,778	67,171	652,081	236,722
• Net change in unrealized appreciation or depreciation on investments	236,697	584,192	275,628	86,711	(212,584)	54,146
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	272,666	692,878	577,341	157,885	434,506	401,688
Change From Unit Transactions:
• Net unit transactions	(102,795)	(181,765)	(95,259)	16,243	(4,540)	(6,963)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(102,795)	(181,765)	(95,259)	16,243	(4,540)	(6,963)
TOTAL INCREASE (DECREASE) IN NET ASSETS	169,871	511,113	482,082	174,128	429,966	394,725
NET ASSETS AT DECEMBER 31, 2021	1,074,838	2,154,241	3,049,129	770,844	2,776,861	2,209,762
Changes From Operations:
• Net investment income (loss)	12,343	49,014	5,369	5,968	(4,357)	29,989
• Net realized gain (loss) on investments	49,471	43,986	76,043	75,365	437,015	165,435
• Net change in unrealized appreciation or depreciation on investments	(155,381)	(610,665)	(505,632)	(234,869)	(1,221,696)	(273,154)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(93,567)	(517,665)	(424,220)	(153,536)	(789,038)	(77,730)
Change From Unit Transactions:
• Net unit transactions	(68,162)	(174,284)	(218,311)	812	168,838	(231,023)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(68,162)	(174,284)	(218,311)	812	168,838	(231,023)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(161,729)	(691,949)	(642,531)	(152,724)	(620,200)	(308,753)
NET ASSETS AT DECEMBER 31, 2022	$913,109	$1,462,292	$2,406,598	$618,120	$2,156,661	$1,901,009

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP Delaware Wealth Builder Fund - Standard Class Subaccount	LVIP Dimensional International Core Equity Fund - Standard Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$175,432	$57,630	$390,879	$377,256	$134,398	$840,964	$190,755
Changes From Operations:
• Net investment income (loss)	3,913	1,523	10,470	4,472	1,626	5,845	1,754
• Net realized gain (loss) on investments	5,896	817	4,469	24,594	3,270	37,358	4,458
• Net change in unrealized appreciation or depreciation on investments	11,440	5,431	41,968	73,716	33,112	183,888	25,845
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,249	7,771	56,907	102,782	38,008	227,091	32,057
Change From Unit Transactions:
• Net unit transactions	20,644	7,777	(20,669)	(1,140)	10,030	(52,126)	(2,517)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	20,644	7,777	(20,669)	(1,140)	10,030	(52,126)	(2,517)
TOTAL INCREASE (DECREASE) IN NET ASSETS	41,893	15,548	36,238	101,642	48,038	174,965	29,540
NET ASSETS AT DECEMBER 31, 2021	217,325	73,178	427,117	478,898	182,436	1,015,929	220,295
Changes From Operations:
• Net investment income (loss)	4,040	2,344	10,497	5,079	1,946	5,772	2,126
• Net realized gain (loss) on investments	9,404	310	(64)	24,988	9,228	74,486	11,858
• Net change in unrealized appreciation or depreciation on investments	(38,289)	(12,305)	(58,811)	(102,705)	(36,823)	(233,430)	(41,324)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,845)	(9,651)	(48,378)	(72,638)	(25,649)	(153,172)	(27,340)
Change From Unit Transactions:
• Net unit transactions	(2,865)	9,142	4,004	(5,941)	9,574	(9,926)	(20,657)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,865)	9,142	4,004	(5,941)	9,574	(9,926)	(20,657)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,710)	(509)	(44,374)	(78,579)	(16,075)	(163,098)	(47,997)
NET ASSETS AT DECEMBER 31, 2022	$189,615	$72,669	$382,743	$400,319	$166,361	$852,831	$172,298

See accompanying notes.

	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Income Fund - Standard Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Government Money Market Fund - Standard Class Subaccount	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$704,946	$2,956,572	$623,167	$3,555,782	$2,791,026	$690
Changes From Operations:
• Net investment income (loss)	23,309	84,953	17,070	106,013	(9,419)	12
• Net realized gain (loss) on investments	30,008	197,065	12,160	171,522	223	17
• Net change in unrealized appreciation or depreciation on investments	(4,307)	75,648	(62,008)	91,242	(5)	118
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	49,010	357,666	(32,778)	368,777	(9,201)	147
Change From Unit Transactions:
• Net unit transactions	(35,413)	(275,058)	1,991	(75,983)	416,614	67
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(35,413)	(275,058)	1,991	(75,983)	416,614	67
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,597	82,608	(30,787)	292,794	407,413	214
NET ASSETS AT DECEMBER 31, 2021	718,543	3,039,180	592,380	3,848,576	3,198,439	904
Changes From Operations:
• Net investment income (loss)	16,721	58,820	(1,180)	81,427	23,791	16
• Net realized gain (loss) on investments	41,482	223,440	(33,909)	244,049	1	74
• Net change in unrealized appreciation or depreciation on investments	(172,008)	(850,541)	(54,826)	(1,004,897)	1	(156)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(113,805)	(568,281)	(89,915)	(679,421)	23,793	(66)
Change From Unit Transactions:
• Net unit transactions	34,052	(30,369)	1,458	(1,376)	(746,426)	47
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	34,052	(30,369)	1,458	(1,376)	(746,426)	47
TOTAL INCREASE (DECREASE) IN NET ASSETS	(79,753)	(598,650)	(88,457)	(680,797)	(722,633)	(19)
NET ASSETS AT DECEMBER 31, 2022	$638,790	$2,440,530	$503,923	$3,167,779	$2,475,806	$885

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP JPMorgan High Yield Fund - Standard Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class Subaccount	LVIP MFS International Growth Fund - Standard Class Subaccount	LVIP MFS Value Fund - Standard Class Subaccount	LVIP Mondrian International Value Fund - Standard Class Subaccount	LVIP SSGA Bond Index Fund - Standard Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$967,531	$198,178	$1,318,599	$5,661,954	$1,078,106	$838,779	$282,093
Changes From Operations:
• Net investment income (loss)	47,925	1,649	8,391	74,769	33,676	20,905	6,159
• Net realized gain (loss) on investments	2,453	21,299	107,679	278,093	23,051	6,677	5,294
• Net change in unrealized appreciation or depreciation on investments	11,698	32,141	33,145	1,051,021	62,187	(50,090)	6,250
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	62,076	55,089	149,215	1,403,883	118,914	(22,508)	17,703
Change From Unit Transactions:
• Net unit transactions	121,093	(36,622)	167,148	(303,744)	(119,779)	412,185	28,451
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	121,093	(36,622)	167,148	(303,744)	(119,779)	412,185	28,451
TOTAL INCREASE (DECREASE) IN NET ASSETS	183,169	18,467	316,363	1,100,139	(865)	389,677	46,154
NET ASSETS AT DECEMBER 31, 2021	1,150,700	216,645	1,634,962	6,762,093	1,077,241	1,228,456	328,247
Changes From Operations:
• Net investment income (loss)	55,310	2,345	12,410	98,139	25,570	20,933	7,060
• Net realized gain (loss) on investments	(19,825)	27,607	93,033	463,286	(2,286)	(8,964)	5,999
• Net change in unrealized appreciation or depreciation on investments	(155,959)	(50,074)	(343,683)	(995,436)	(130,914)	(180,374)	(61,721)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(120,474)	(20,122)	(238,240)	(434,011)	(107,630)	(168,405)	(48,662)
Change From Unit Transactions:
• Net unit transactions	(48,107)	(6,165)	(47,443)	(342,892)	(20,868)	(10,032)	(11,390)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(48,107)	(6,165)	(47,443)	(342,892)	(20,868)	(10,032)	(11,390)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(168,581)	(26,287)	(285,683)	(776,903)	(128,498)	(178,437)	(60,052)
NET ASSETS AT DECEMBER 31, 2022	$982,119	$190,358	$1,349,279	$5,985,190	$948,743	$1,050,019	$268,195

See accompanying notes.

	LVIP SSGA Conservative Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA Developed International 150 Fund - Standard Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Standard Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA International Index Fund - Standard Class Subaccount	LVIP SSGA International Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$90,884	$159,198	$405,520	$676,913	$1,271,644	$33,489
Changes From Operations:
• Net investment income (loss)	3,660	7,842	21,298	37,810	38,215	760
• Net realized gain (loss) on investments	1,274	1,046	3,950	52,891	11,673	327
• Net change in unrealized appreciation or depreciation on investments	1,823	12,060	7,028	(5,613)	93,705	2,490
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,757	20,948	32,276	85,088	143,593	3,577
Change From Unit Transactions:
• Net unit transactions	7,658	6,150	(27,655)	37,055	230,625	1,478
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,658	6,150	(27,655)	37,055	230,625	1,478
TOTAL INCREASE (DECREASE) IN NET ASSETS	14,415	27,098	4,621	122,143	374,218	5,055
NET ASSETS AT DECEMBER 31, 2021	105,299	186,296	410,141	799,056	1,645,862	38,544
Changes From Operations:
• Net investment income (loss)	3,415	13,139	37,371	27,303	61,360	1,349
• Net realized gain (loss) on investments	3,093	(1,353)	(19,277)	8,317	1,196	(545)
• Net change in unrealized appreciation or depreciation on investments	(20,572)	(24,150)	(65,608)	(155,271)	(299,425)	(7,361)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,064)	(12,364)	(47,514)	(119,651)	(236,869)	(6,557)
Change From Unit Transactions:
• Net unit transactions	(3,194)	1,376	2,682	34,221	24,255	1,347
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,194)	1,376	2,682	34,221	24,255	1,347
TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,258)	(10,988)	(44,832)	(85,430)	(212,614)	(5,210)
NET ASSETS AT DECEMBER 31, 2022	$88,041	$175,308	$365,309	$713,626	$1,433,248	$33,334

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP SSGA Large Cap 100 Fund - Standard Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA S&P 500 Index Fund - Standard Class Subaccount	LVIP SSGA Small-Cap Index Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$670,306	$1,085,279	$1,236,090	$593,230	$1,015,825	$13,216,079	$1,446,133
Changes From Operations:
• Net investment income (loss)	17,280	19,597	66,952	14,556	51,861	161,791	12,157
• Net realized gain (loss) on investments	113,232	25,364	34,713	8,082	36,248	815,753	103,799
• Net change in unrealized appreciation or depreciation on investments	85,824	58,989	47,617	48,201	44,118	2,715,242	89,169
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	216,336	103,950	149,282	70,839	132,227	3,692,786	205,125
Change From Unit Transactions:
• Net unit transactions	10,822	1,479	150,875	98,885	(9,939)	22,535	253,213
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,822	1,479	150,875	98,885	(9,939)	22,535	253,213
TOTAL INCREASE (DECREASE) IN NET ASSETS	227,158	105,429	300,157	169,724	122,288	3,715,321	458,338
NET ASSETS AT DECEMBER 31, 2021	897,464	1,190,708	1,536,247	762,954	1,138,113	16,931,400	1,904,471
Changes From Operations:
• Net investment income (loss)	21,656	24,821	62,496	15,685	48,210	186,418	15,949
• Net realized gain (loss) on investments	54,420	40,942	60,278	19,356	52,611	1,679,697	186,991
• Net change in unrealized appreciation or depreciation on investments	(165,716)	(253,448)	(327,893)	(157,752)	(252,918)	(4,983,251)	(607,227)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(89,640)	(187,685)	(205,119)	(122,711)	(152,097)	(3,117,136)	(404,287)
Change From Unit Transactions:
• Net unit transactions	(34,815)	11,308	42,512	(14,925)	41,737	(40,946)	11,036
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(34,815)	11,308	42,512	(14,925)	41,737	(40,946)	11,036
TOTAL INCREASE (DECREASE) IN NET ASSETS	(124,455)	(176,377)	(162,607)	(137,636)	(110,360)	(3,158,082)	(393,251)
NET ASSETS AT DECEMBER 31, 2022	$773,009	$1,014,331	$1,373,640	$625,318	$1,027,753	$13,773,318	$1,511,220

See accompanying notes.

	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class Subaccount	LVIP T. Rowe Price 2020 Fund - Standard Class Subaccount	LVIP T. Rowe Price 2030 Fund - Standard Class Subaccount	LVIP T. Rowe Price 2040 Fund - Standard Class Subaccount	LVIP T. Rowe Price Growth Stock Fund - Standard Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$1,343,929	$75,774	$213,002	$197,095	$1,681,164	$1,138,259
Changes From Operations:
• Net investment income (loss)	33,025	2,116	4,663	5,432	(4,170)	(2,387)
• Net realized gain (loss) on investments	466,695	1,972	11,869	17,005	202,611	211,423
• Net change in unrealized appreciation or depreciation on investments	(65,157)	3,335	11,183	10,501	145,478	(50,287)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	434,563	7,423	27,715	32,938	343,919	158,749
Change From Unit Transactions:
• Net unit transactions	(140,439)	(4,620)	(14,521)	(1,803)	42,834	40,080
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(140,439)	(4,620)	(14,521)	(1,803)	42,834	40,080
TOTAL INCREASE (DECREASE) IN NET ASSETS	294,124	2,803	13,194	31,135	386,753	198,829
NET ASSETS AT DECEMBER 31, 2021	1,638,053	78,577	226,196	228,230	2,067,917	1,337,088
Changes From Operations:
• Net investment income (loss)	48,241	1,783	3,575	3,485	(3,133)	(1,975)
• Net realized gain (loss) on investments	52,860	4,525	8,131	8,170	276,109	131,892
• Net change in unrealized appreciation or depreciation on investments	(304,191)	(18,155)	(48,712)	(52,064)	(1,142,619)	(471,621)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(203,090)	(11,847)	(37,006)	(40,409)	(869,643)	(341,704)
Change From Unit Transactions:
• Net unit transactions	(37,394)	(5,863)	(27,099)	5,210	171,750	185,453
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(37,394)	(5,863)	(27,099)	5,210	171,750	185,453
TOTAL INCREASE (DECREASE) IN NET ASSETS	(240,484)	(17,710)	(64,105)	(35,199)	(697,893)	(156,251)
NET ASSETS AT DECEMBER 31, 2022	$1,397,569	$60,867	$162,091	$193,031	$1,370,024	$1,180,837

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Vanguard Bond Allocation Fund - Standard Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Standard Class Subaccount	LVIP Vanguard International Equity ETF Fund - Standard Class Subaccount	LVIP Wellington Capital Growth Fund - Standard Class Subaccount	LVIP Wellington SMID Cap Value Fund - Standard Class Subaccount	M Capital Appreciation Fund Subaccount
NET ASSETS AT JANUARY 1, 2021	$5,129	$1,256,246	$977,117	$1,534,413	$2,214,484	$653,043	$9,820
Changes From Operations:
• Net investment income (loss)	191	14,814	12,729	43,929	(4,101)	2,193	(20)
• Net realized gain (loss) on investments	167	4,177	33,440	75,139	339,348	49,923	2,086
• Net change in unrealized appreciation or depreciation on investments	645	(40,400)	212,009	(3,820)	32,375	128,626	(432)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,003	(21,409)	258,178	115,248	367,622	180,742	1,634
Change From Unit Transactions:
• Net unit transactions	1,663	219,467	71,335	218,281	(4,199)	(11,175)	(806)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,663	219,467	71,335	218,281	(4,199)	(11,175)	(806)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,666	198,058	329,513	333,529	363,423	169,567	828
NET ASSETS AT DECEMBER 31, 2021	7,795	1,454,304	1,306,630	1,867,942	2,577,907	822,610	10,648
Changes From Operations:
• Net investment income (loss)	121	22,383	12,739	37,252	(3,395)	4,346	(20)
• Net realized gain (loss) on investments	380	(74,533)	34,396	45,989	346,260	97,267	785
• Net change in unrealized appreciation or depreciation on investments	(2,328)	(148,484)	(296,932)	(394,885)	(1,222,133)	(184,490)	(2,708)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,827)	(200,634)	(249,797)	(311,644)	(879,268)	(82,877)	(1,943)
Change From Unit Transactions:
• Net unit transactions	2,008	10,476	55,000	44,069	231,247	(1,200)	1,217
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,008	10,476	55,000	44,069	231,247	(1,200)	1,217
TOTAL INCREASE (DECREASE) IN NET ASSETS	181	(190,158)	(194,797)	(267,575)	(648,021)	(84,077)	(726)
NET ASSETS AT DECEMBER 31, 2022	$7,976	$1,264,146	$1,111,833	$1,600,367	$1,929,886	$738,533	$9,922

See accompanying notes.

	M International Equity Fund Subaccount	M Large Cap Growth Fund Subaccount	M Large Cap Value Fund Subaccount	MFS® VIT Growth Series - Initial Class Subaccount	MFS® VIT Total Return Series - Initial Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$14,187	$12,698	$13,453	$1,786,350	$2,419,608	$2,724,856
Changes From Operations:
• Net investment income (loss)	339	(30)	213	(5,990)	43,208	44,041
• Net realized gain (loss) on investments	124	3,117	167	457,762	202,275	174,215
• Net change in unrealized appreciation or depreciation on investments	1,002	(205)	3,447	(33,589)	95,768	169,586
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,465	2,882	3,827	418,183	341,251	387,842
Change From Unit Transactions:
• Net unit transactions	(102)	249	(1,242)	4,418	101,948	56,906
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(102)	249	(1,242)	4,418	101,948	56,906
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,363	3,131	2,585	422,601	443,199	444,748
NET ASSETS AT DECEMBER 31, 2021	15,550	15,829	16,038	2,208,951	2,862,807	3,169,604
Changes From Operations:
• Net investment income (loss)	408	(29)	284	(4,375)	38,879	62,448
• Net realized gain (loss) on investments	(1)	1,111	930	265,685	215,310	241,975
• Net change in unrealized appreciation or depreciation on investments	(2,556)	(5,401)	(1,390)	(971,375)	(535,225)	(284,947)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,149)	(4,319)	(176)	(710,065)	(281,036)	19,476
Change From Unit Transactions:
• Net unit transactions	2,328	2,787	(567)	78,613	(97,635)	(434,002)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,328	2,787	(567)	78,613	(97,635)	(434,002)
TOTAL INCREASE (DECREASE) IN NET ASSETS	179	(1,532)	(743)	(631,452)	(378,671)	(414,526)
NET ASSETS AT DECEMBER 31, 2022	$15,729	$14,297	$15,295	$1,577,499	$2,484,136	$2,755,078

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	MFS® VIT II Core Equity Portfolio - Initial Class Subaccount	Neuberger Berman AMT Mid Cap Growth Portfolio - I Class Subaccount	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class Subaccount	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Subaccount	PIMCO VIT Commodity RealReturn® Strategy Portfolio - Administrative Class Subaccount	Putnam VT Global Health Care Fund - Class IB Subaccount	Putnam VT Large Cap Value Fund - Class IB Subaccount
NET ASSETS AT JANUARY 1, 2021	$15,777	$1,495,180	$360,786	$155,722	$560,357	$140,921	$38,844
Changes From Operations:
• Net investment income (loss)	34	(4,814)	1,490	276	24,509	852	362
• Net realized gain (loss) on investments	1,665	314,258	12,359	53,623	17,327	24,651	3,161
• Net change in unrealized appreciation or depreciation on investments	2,529	(120,238)	94,993	(17,997)	136,989	2,076	6,870
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,228	189,206	108,842	35,902	178,825	27,579	10,393
Change From Unit Transactions:
• Net unit transactions	2,969	(46,917)	(45,000)	(2,822)	(179,385)	17,853	(292)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,969	(46,917)	(45,000)	(2,822)	(179,385)	17,853	(292)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,197	142,289	63,842	33,080	(560)	45,432	10,101
NET ASSETS AT DECEMBER 31, 2021	22,974	1,637,469	424,628	188,802	559,797	186,353	48,945
Changes From Operations:
• Net investment income (loss)	15	(2,830)	1,183	716	113,806	207	556
• Net realized gain (loss) on investments	3,366	232,041	61,705	14,729	28,490	11,944	7,344
• Net change in unrealized appreciation or depreciation on investments	(7,493)	(684,409)	(100,227)	(50,166)	(75,698)	(21,940)	(9,569)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,112)	(455,198)	(37,339)	(34,721)	66,598	(9,789)	(1,669)
Change From Unit Transactions:
• Net unit transactions	2,170	(244,582)	(66,769)	(1,831)	(133,094)	(33,025)	(423)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,170	(244,582)	(66,769)	(1,831)	(133,094)	(33,025)	(423)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,942)	(699,780)	(104,108)	(36,552)	(66,496)	(42,814)	(2,092)
NET ASSETS AT DECEMBER 31, 2022	$21,032	$937,689	$320,520	$152,250	$493,301	$143,539	$46,853

See accompanying notes.

	Templeton Foreign VIP Fund - Class 1 Subaccount	Templeton Foreign VIP Fund - Class 2 Subaccount	Templeton Global Bond VIP Fund - Class 1 Subaccount	Templeton Growth VIP Fund - Class 1 Subaccount	Templeton Growth VIP Fund - Class 2 Subaccount	TOPS® Moderate Growth ETF Portfolio - Class 2 Shares Subaccount
NET ASSETS AT JANUARY 1, 2021	$324,242	$76,661	$1,241,812	$359,732	$30,521	$—
Changes From Operations:
• Net investment income (loss)	5,181	1,413	(2,593)	3,352	322	118
• Net realized gain (loss) on investments	2,715	2,572	(18,238)	(2,921)	(331)	—
• Net change in unrealized appreciation or depreciation on investments	4,155	(902)	(40,161)	16,953	1,483	327
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,051	3,083	(60,992)	17,384	1,474	445
Change From Unit Transactions:
• Net unit transactions	4,045	4,758	101,235	(11,606)	1,476	18,233
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,045	4,758	101,235	(11,606)	1,476	18,233
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,096	7,841	40,243	5,778	2,950	18,678
NET ASSETS AT DECEMBER 31, 2021	340,338	84,502	1,282,055	365,510	33,471	18,678
Changes From Operations:
• Net investment income (loss)	8,484	2,357	(2,247)	484	48	(1)
• Net realized gain (loss) on investments	(3,265)	(1,063)	(78,818)	(7,792)	(268)	151
• Net change in unrealized appreciation or depreciation on investments	(31,961)	(7,644)	18,589	(34,492)	(3,685)	(327)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(26,742)	(6,350)	(62,476)	(41,800)	(3,905)	(177)
Change From Unit Transactions:
• Net unit transactions	(13,433)	(1,862)	(264,421)	(13,152)	775	(18,501)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(13,433)	(1,862)	(264,421)	(13,152)	775	(18,501)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,175)	(8,212)	(326,897)	(54,952)	(3,130)	(18,678)
NET ASSETS AT DECEMBER 31, 2022	$300,163	$76,290	$955,158	$310,558	$30,341	$—

Lincoln Life & Annuity Flexible Premium
Variable Life Account M

Notes to financial statements

December 31, 2022

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln Life & Annuity Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on May 18, 1999, are part of the operations of the Company. The Variable Account consists of fifteen products as follows:

• VUL-I • Lincoln VULCV • Lincoln VULCV-II • Lincoln VULCV-III • Lincoln VULCV-IV • Lincoln VULDB • Lincoln VULDB-II • Lincoln VULDB-IV • Lincoln VULONE	• Lincoln Momentum VULONE • Lincoln VULONE 2005 • Lincoln Momentum VULONE 2005 • Lincoln VULONE 2007 • Lincoln AssetEdge VUL • Lincoln VULONE 2010

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the variable life policies and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of one hundred thirty-two mutual funds (the Funds) of twenty open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco V.I. American Franchise Fund - Series I Shares

Invesco V.I. Core Equity Fund - Series I Shares

Invesco V.I. Core Plus Bond Fund - Series I Shares

Invesco V.I. EQV International Equity Fund - Series I Shares

AllianceBernstein Variable Products Series Fund:

AB VPS Growth and Income Portfolio - Class A

AB VPS International Value Portfolio - Class A

AB VPS Large Cap Growth Portfolio - Class A

AB VPS Small/Mid Cap Value Portfolio - Class A

AB VPS Sustainable Global Thematic Portfolio - Class A

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I

American Century VP Inflation Protection Fund - Class I

American Funds Insurance Series®:

American Funds Global Growth Fund - Class 2

American Funds Global Small Capitalization Fund - Class 2

American Funds Growth Fund - Class 2

American Funds Growth-Income Fund - Class 2

American Funds International Fund - Class 2

Delaware VIP® Trust:

Delaware VIP® Emerging Markets Series - Standard Class

Delaware VIP® Small Cap Value Series - Standard Class

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP Portfolio - Class A

DWS Small Cap Index VIP Portfolio - Class A

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP Portfolio - Class A

Fidelity® Variable Insurance Products:

Fidelity® VIP Asset Manager Portfolio - Initial Class

Fidelity® VIP Contrafund® Portfolio - Service Class

Fidelity® VIP Equity-Income Portfolio - Initial Class

Fidelity® VIP Equity-Income Portfolio - Service Class

Fidelity® VIP Growth Opportunities Portfolio - Service Class

Fidelity® VIP Growth Portfolio - Service Class

Fidelity® VIP High Income Portfolio - Service Class

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class

Fidelity® VIP Overseas Portfolio - Service Class

Franklin Templeton Variable Insurance Products Trust:

Franklin Income VIP Fund - Class 1

Franklin Mutual Shares VIP Fund - Class 1

Franklin Small-Mid Cap Growth VIP Fund - Class 1

Templeton Foreign VIP Fund - Class 1

Templeton Foreign VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 1

Templeton Growth VIP Fund - Class 1

Templeton Growth VIP Fund - Class 2

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Institutional Shares

Janus Henderson Balanced Portfolio - Service Shares

Janus Henderson Enterprise Portfolio - Service Shares

Lincoln Life & Annuity Flexible Premium
Variable Life Account M

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Janus Henderson Global Research Portfolio - Institutional Shares

Janus Henderson Global Research Portfolio - Service Shares

Janus Henderson Global Technology and Innovation Portfolio - Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Mid Cap Portfolio - Class I

Lincoln Variable Insurance Products Trust*:

LVIP Baron Growth Opportunities Fund - Service Class

LVIP Baron Growth Opportunities Fund - Standard Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class

LVIP BlackRock Global Allocation Fund - Standard Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class

LVIP BlackRock Global Real Estate Fund - Standard Class

LVIP BlackRock Inflation Protected Bond Fund - Standard Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class

LVIP Delaware Bond Fund - Standard Class

LVIP Delaware Diversified Floating Rate Fund - Standard Class

LVIP Delaware Diversified Income Fund - Standard Class

LVIP Delaware High Yield Fund - Standard Class

LVIP Delaware Limited-Term Diversified Income Fund - Standard Class

LVIP Delaware Mid Cap Value Fund - Standard Class

LVIP Delaware REIT Fund - Standard Class

LVIP Delaware SMID Cap Core Fund - Standard Class

LVIP Delaware Social Awareness Fund - Standard Class

LVIP Delaware U.S. Growth Fund - Standard Class

LVIP Delaware Value Fund - Standard Class

LVIP Delaware Wealth Builder Fund - Standard Class

LVIP Dimensional International Core Equity Fund - Standard Class

LVIP Dimensional International Equity Managed Volatility Fund - Standard Class

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class

LVIP Global Growth Allocation Managed Risk Fund - Standard Class

LVIP Global Income Fund - Standard Class

LVIP Global Moderate Allocation Managed Risk Fund - Standard Class

LVIP Government Money Market Fund - Standard Class

LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class

LVIP JPMorgan High Yield Fund - Standard Class

LVIP JPMorgan Retirement Income Fund - Standard Class**

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class

LVIP MFS International Growth Fund - Standard Class

LVIP MFS Value Fund - Standard Class

LVIP Mondrian International Value Fund - Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class**

LVIP SSGA Bond Index Fund - Standard Class

LVIP SSGA Conservative Index Allocation Fund - Standard Class

LVIP SSGA Conservative Structured Allocation Fund - Standard Class

LVIP SSGA Developed International 150 Fund - Standard Class

LVIP SSGA Emerging Markets 100 Fund - Standard Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class

LVIP SSGA International Index Fund - Standard Class

LVIP SSGA International Managed Volatility Fund - Standard Class

LVIP SSGA Large Cap 100 Fund - Standard Class

LVIP SSGA Moderate Index Allocation Fund - Standard Class

LVIP SSGA Moderate Structured Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class

Lincoln Life & Annuity Flexible Premium
Variable Life Account M

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP SSGA S&P 500 Index Fund - Standard Class

LVIP SSGA Small-Cap Index Fund - Standard Class

LVIP SSGA Small-Mid Cap 200 Fund - Standard Class

LVIP T. Rowe Price 2020 Fund - Standard Class

LVIP T. Rowe Price 2030 Fund - Standard Class

LVIP T. Rowe Price 2040 Fund - Standard Class

LVIP T. Rowe Price Growth Stock Fund - Standard Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class

LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class

LVIP Vanguard Bond Allocation Fund - Standard Class

LVIP Vanguard Domestic Equity ETF Fund - Standard Class

LVIP Vanguard International Equity ETF Fund - Standard Class

LVIP Wellington Capital Growth Fund - Standard Class

LVIP Wellington SMID Cap Value Fund - Standard Class

M Fund, Inc.:

M Capital Appreciation Fund

M International Equity Fund

M Large Cap Growth Fund

M Large Cap Value Fund

MFS® Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Utilities Series - Initial Class

MFS® Variable Insurance Trust II:

MFS® VIT II Core Equity Portfolio - Initial Class

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class

Neuberger Berman AMT Sustainable Equity Portfolio - I Class

Northern Lights Variable Trust:

TOPS® Balanced ETF Portfolio - Class 2 Shares**

TOPS® Moderate Growth ETF Portfolio - Class 2 Shares**

PIMCO Variable Insurance Trust:

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class

Putnam Variable Trust:

Putnam VT Global Health Care Fund - Class IB

Putnam VT Large Cap Value Fund - Class IB

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2022

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2022. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Lincoln Life & Annuity Flexible Premium
Variable Life Account M

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Investment Fund Changes: During 2021, the following funds changed their names:

Previous Fund Name	New Fund Name
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	LVIP Vanguard Bond Allocation Fund - Standard Class
LVIP Wellington Mid-Cap Value Fund - Standard Class	LVIP Wellington SMID Cap Value Fund - Standard Class
Putnam VT Equity Income Fund - Class IB	Putnam VT Large Cap Value Fund - Class IB

Also during 2021, the Lincoln Variable Insurance Products Trust assumed the assets and liabilities of the Delaware VIP® Trust. The following funds were affected:

Fund Acquired	Acquiring Fund
Delaware VIP® Diversified Income Series - Standard Class	LVIP Delaware Diversified Income Fund - Standard Class
Delaware VIP® High Yield Series - Standard Class	LVIP Delaware High Yield Fund - Standard Class
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	LVIP Delaware Limited-Term Diversified Income Fund - Standard Class
Delaware VIP® REIT Series - Standard Class	LVIP Delaware REIT Fund - Standard Class
Delaware VIP® Smid Cap Core Series - Standard Class	LVIP Delaware SMID Cap Core Fund - Standard Class
Delaware VIP® U.S. Growth Series - Standard Class	LVIP Delaware U.S. Growth Fund - Standard Class
Delaware VIP® Value Series - Standard Class	LVIP Delaware Value Fund - Standard Class

During 2022, the following funds became available as an investment option for account contract owners. Accordingly, for the subaccount that commenced operations during 2022, the 2022 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2022:

LVIP BlackRock Global Allocation Fund - Standard Class	LVIP JPMorgan Retirement Income Fund - Standard Class

Also during 2022, the following funds changed their names:

Previous Fund Name	New Fund Name
AB VPS Global Thematic Growth Portfolio - Class A	AB VPS Sustainable Global Thematic Portfolio - Class A
Invesco V.I. International Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares

Also during 2022, the following fund substitution occurred:

Previous Fund Name	New Fund Name
BlackRock Global Allocation V.I. Fund - Class I	LVIP BlackRock Global Allocation Fund - Standard Class

Also during 2022, the following fund merger occurred:

Fund Acquired	Acquiring Fund
LVIP T. Rowe Price 2010 Fund - Standard Class	LVIP JPMorgan Retirement Income Fund - Standard Class

COVID-19 Risk: The novel coronavirus (COVID-19), which was first detected in 2020, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings and disruptions to supply chains and customer activity. This pandemic risk could have a significant adverse impact on subaccount investments.

Lincoln Life & Annuity Flexible Premium
Variable Life Account M

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statement of operations. The rates are as follows for the fifteen policy types within the Variable Account:

•  VUL-I - annual rate of .80% for policy years one through twelve and .55% thereafter.

•  Lincoln VULCV - annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.

•  Lincoln VULCV-II - annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.

•  Lincoln VULCV-III - annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.

•  Lincoln VULCV-IV - annual rate of .60% for policy years one through ten and .20% thereafter.

•  Lincoln VULDB - annual rate of .90% for policy years one through nineteen and .20% thereafter.

•  Lincoln VULDB-II - annual rate of .90% for policy years one through nineteen and .20% thereafter.

•  Lincoln VULDB-IV - annual rate of .90% for policy years one through nineteen and .20% thereafter.

•  Lincoln VULONE - annual rate of .50% for policy years one through ten and .20% thereafter.

•  Lincoln Momentum VULONE - annual rate of .50% for policy years one through ten and .20% thereafter.

•  Lincoln VULONE 2005 - annual rate of .50% for policy years one through ten and .20% thereafter.

•  Lincoln Momentum VULONE 2005 - annual rate of .50% for policy years one through ten and .20% thereafter.

•  Lincoln VULONE 2007 - annual rate of .60% for policy years one through ten, .20% for policy years eleven through twenty and .00% thereafter.

•  Lincoln AssetEdge VUL - annual rate of .10% for policy years one through twenty and .00% thereafter for policies issued before 11/02/09. For policies issued on or after 11/02/09 an annual rate of .15% is charged for policy years one through fifteen and .00% thereafter.

•  Lincoln VULONE 2010 - annual rate of .60% for policy years one through ten, .20% for policy years eleven through twenty and .00% thereafter.

The Company deducts a premium load, based on product, to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by the Company. Refer to the product prospectuses for the applicable rate. The premium loads for the years ended December 31, 2022 and 2021, amounted to $448,744 and $636,510, respectively.

The Company charges a monthly administrative fee which varies by product and policy year. Refer to the product prospectus for applicable fees. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the years ended December 31, 2022 and 2021, totaled $2,162,622 and $2,434,135, respectively.

The Company assumes responsibility for providing the insurance benefits included in the policy. On a monthly basis, a cost of insurance charge is deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of the Company and is not included in these financial statements. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. The cost of insurance charges for the years ended December 31, 2022 and 2021, amounted to $4,588,507 and $4,701,686, respectively.

Under certain circumstances, the Company reserves the right to charge a transfer fee of up to $25 for transfers between variable subaccounts. For the years ended December 31, 2022 and 2021, no transfer fees were deducted from the variable subaccounts.

The Company, upon full surrender of a policy, may assess a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on partial surrenders for Lincoln VULONE 2007, Lincoln AssetEdge VUL and Lincoln VULONE 2010. For all other products, an administrative fee of $25 (not to exceed 2% of the amount withdrawn) is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. For the years ended December 31, 2022 and 2021, surrender charges and partial surrender administrative charges totaled $30,483 and $63,544, respectively.

Premium load, cost of insurance, administrative, surrender and transfer fees are included within Net unit transactions on the Statements of Changes in Net Assets.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for each year or period in the five years ended December 31, 2022, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Growth and Income Portfolio - Class A
	2022		0.00%	0.90%	$14.17	$44.01	39,209	$836,774	-5.05%	-4.19%	1.39%
	2021		0.00%	0.90%	14.82	46.36	39,200	989,478	27.01%	28.08%	0.80%
	2020		0.10%	0.90%	11.84	36.50	39,684	790,919	1.80%	2.67%	1.57%
	2019		0.10%	0.90%	15.35	35.85	40,172	809,551	22.80%	23.87%	1.27%
	2018		0.10%	0.90%	12.41	29.20	49,330	837,933	-6.46%	-5.71%	0.97%
AB VPS International Value Portfolio - Class A
	2022		0.10%	0.90%	7.93	13.37	51,694	578,674	-14.39%	-13.70%	4.71%
	2021		0.10%	0.90%	9.19	15.50	50,474	655,904	10.09%	10.96%	2.07%
	2020		0.10%	0.90%	7.55	13.98	48,508	573,525	1.55%	2.34%	2.04%
	2019		0.10%	0.90%	7.41	13.66	42,968	493,258	16.09%	16.98%	0.88%
	2018		0.10%	0.90%	6.37	13.15	52,239	507,522	-23.50%	-22.90%	1.55%
AB VPS Large Cap Growth Portfolio - Class A
	2022		0.00%	0.35%	14.60	42.39	10,652	279,343	-28.76%	-28.51%	0.00%
	2021		0.00%	0.35%	36.29	59.80	7,380	359,706	28.52%	28.64%	0.00%
	2020		0.20%	0.90%	28.21	60.45	8,528	403,398	34.27%	35.28%	0.00%
	2019		0.20%	0.90%	20.88	45.02	9,268	331,339	33.49%	34.47%	0.00%
	2018		0.20%	0.90%	15.53	33.73	9,797	263,216	1.66%	2.35%	0.00%
AB VPS Small/Mid Cap Value Portfolio - Class A
	2022		0.00%	0.90%	11.70	52.81	134,551	2,887,472	-16.39%	-15.63%	1.09%
	2021		0.00%	0.90%	13.90	68.58	136,442	3,608,794	34.73%	35.95%	0.75%
	2020		0.00%	0.90%	10.24	50.90	143,664	3,020,588	2.44%	3.22%	1.08%
	2019		0.10%	0.90%	13.01	49.69	127,279	2,716,752	19.02%	19.92%	0.60%
	2018		0.10%	0.90%	10.85	41.75	117,459	2,244,206	-15.79%	-15.13%	0.48%
AB VPS Sustainable Global Thematic Portfolio - Class A
	2022		0.10%	0.90%	14.12	30.19	33,304	866,308	-27.64%	-27.06%	0.00%
	2021		0.10%	0.90%	19.38	46.21	30,879	1,119,596	21.76%	22.79%	0.00%
	2020		0.10%	0.90%	15.80	37.95	29,017	870,239	38.15%	39.33%	0.74%
	2019		0.10%	0.90%	15.00	27.47	42,183	808,587	28.99%	30.11%	0.43%
	2018		0.10%	0.90%	11.55	21.29	50,512	734,609	-10.61%	-9.87%	0.00%
American Century VP Balanced Fund - Class I
	2022		0.15%	0.90%	14.02	14.74	15,705	231,244	-18.01%	-17.39%	1.23%
	2021		0.15%	0.90%	17.10	17.84	14,829	264,314	14.74%	15.60%	0.72%
	2020		0.15%	0.90%	15.40	15.43	13,701	211,279	12.30%	12.36%	1.16%
	2019		0.15%	0.20%	13.71	13.74	15,300	210,051	19.61%	19.67%	1.55%
	2018		0.15%	0.20%	11.48	11.48	10,049	115,326	-3.97%	-3.97%	1.43%
American Century VP Inflation Protection Fund - Class I
	2022		0.00%	0.90%	10.59	15.67	46,901	533,715	-13.66%	-12.88%	5.17%
	2021		0.00%	0.90%	12.18	18.15	53,552	700,990	5.66%	6.51%	3.27%
	2020		0.10%	0.90%	11.82	17.18	56,765	712,859	8.82%	9.69%	1.66%
	2019		0.10%	0.90%	10.80	15.80	50,062	577,299	8.18%	9.05%	2.50%
	2018		0.10%	0.90%	9.93	14.60	67,890	735,094	-3.47%	-2.68%	3.13%
American Funds Global Growth Fund - Class 2
	2022		0.00%	0.90%	13.28	44.59	133,206	2,844,143	-25.42%	-24.74%	0.68%
	2021		0.00%	0.90%	17.68	59.79	128,604	3,705,448	15.37%	16.35%	0.33%
	2020		0.10%	0.90%	15.22	51.82	112,689	3,020,171	29.21%	30.40%	0.33%
	2019		0.10%	0.90%	15.68	40.09	182,887	3,556,739	34.04%	35.23%	1.12%
	2018		0.10%	0.90%	11.62	29.91	196,910	2,845,155	-9.86%	-9.13%	0.71%
American Funds Global Small Capitalization Fund - Class 2
	2022		0.00%	0.90%	10.79	47.61	199,047	3,223,637	-30.19%	-29.55%	0.00%
	2021		0.00%	0.90%	15.35	68.19	170,934	3,974,639	5.78%	6.74%	0.00%
	2020		0.00%	0.90%	14.41	64.47	168,374	3,840,235	28.56%	29.65%	0.16%
	2019		0.10%	0.90%	13.35	50.14	202,267	3,485,894	30.34%	31.48%	0.16%
	2018		0.10%	0.90%	10.17	38.47	201,078	2,708,715	-11.35%	-10.64%	0.08%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Growth Fund - Class 2
	2022		0.00%	0.90%	$15.14	$66.67	400,752	$9,445,233	-30.57%	-29.94%	0.32%
	2021		0.00%	0.90%	21.66	96.02	365,007	13,888,096	20.89%	21.99%	0.22%
	2020		0.00%	0.90%	18.22	79.42	337,306	12,040,290	50.72%	51.92%	0.30%
	2019		0.10%	0.90%	15.57	52.70	462,320	10,742,376	29.60%	30.64%	0.75%
	2018		0.10%	0.90%	13.93	40.66	504,000	9,193,785	-1.14%	-0.36%	0.43%
American Funds Growth-Income Fund - Class 2
	2022		0.00%	0.90%	13.26	45.88	368,330	8,230,383	-17.24%	-16.49%	1.25%
	2021		0.00%	0.90%	15.91	55.44	374,243	11,088,982	22.98%	24.10%	1.13%
	2020		0.00%	0.90%	13.24	45.08	353,262	9,183,796	12.53%	13.43%	1.30%
	2019		0.10%	0.90%	16.25	40.06	496,242	10,738,932	25.01%	26.00%	1.70%
	2018		0.10%	0.90%	12.91	32.05	509,200	8,937,776	-2.68%	-1.89%	1.39%
American Funds International Fund - Class 2
	2022		0.00%	0.90%	9.05	29.72	495,587	6,454,258	-21.50%	-20.79%	1.78%
	2021		0.00%	0.90%	11.45	37.86	470,144	7,870,151	-2.38%	-1.50%	2.56%
	2020		0.00%	0.90%	11.64	38.78	427,309	7,421,540	12.95%	13.86%	0.71%
	2019		0.10%	0.90%	12.72	34.33	365,246	5,685,388	21.78%	22.76%	1.42%
	2018		0.10%	0.90%	10.37	28.19	399,278	5,217,103	-13.91%	-13.21%	1.76%
BlackRock Global Allocation V.I. Fund - Class I
	2021		0.10%	0.90%	13.95	26.33	167,439	2,993,673	5.74%	6.56%	0.95%
	2020		0.10%	0.90%	13.11	24.71	153,429	2,614,109	19.93%	20.87%	1.19%
	2019		0.10%	0.90%	12.13	20.44	209,381	3,014,733	16.93%	17.85%	1.30%
	2018		0.10%	0.90%	10.30	17.34	216,279	2,718,598	-8.17%	-7.45%	0.98%
ClearBridge Variable Mid Cap Portfolio - Class I
	2022		0.15%	0.20%	15.18	17.14	28,453	445,522	-25.46%	-25.43%	0.35%
	2021		0.15%	0.35%	20.37	22.98	27,572	585,754	28.25%	28.51%	0.02%
	2020		0.15%	0.35%	15.87	17.88	14,575	251,677	14.95%	15.18%	0.28%
	2019		0.15%	0.35%	13.78	15.52	13,825	210,867	32.75%	32.80%	0.59%
	2018		0.15%	0.20%	10.38	11.69	12,680	146,229	-12.67%	-12.65%	0.50%
Delaware VIP® Emerging Markets Series - Standard Class
	2022		0.00%	0.90%	9.13	31.49	177,294	2,179,232	-28.23%	-27.58%	4.14%
	2021		0.00%	0.90%	12.63	43.88	164,737	2,828,775	-3.71%	-2.84%	0.31%
	2020		0.00%	0.90%	13.03	74.11	145,521	2,636,984	23.96%	24.94%	0.81%
	2019		0.10%	0.90%	12.86	59.78	156,347	2,306,023	21.53%	22.50%	0.70%
	2018		0.10%	0.90%	10.52	49.19	168,028	2,196,058	-16.56%	-15.91%	3.15%
Delaware VIP® Small Cap Value Series - Standard Class
	2022		0.00%	0.90%	12.14	54.60	144,224	2,397,951	-12.88%	-12.09%	0.83%
	2021		0.00%	0.90%	13.84	62.67	131,141	2,925,048	33.21%	34.42%	0.82%
	2020		0.00%	0.90%	10.32	48.22	138,056	2,434,721	-2.79%	-2.05%	1.35%
	2019		0.15%	0.90%	11.56	49.60	117,649	2,399,686	26.98%	27.95%	1.04%
	2018		0.15%	0.90%	11.17	39.06	119,676	1,953,834	-17.46%	-16.84%	0.85%
DWS Alternative Asset Allocation VIP Portfolio - Class A
	2022		0.15%	0.60%	11.67	15.88	20,158	292,048	-7.98%	-7.56%	7.46%
	2021		0.15%	0.60%	12.79	17.18	21,584	341,515	12.07%	12.58%	1.99%
	2020		0.15%	0.60%	11.36	15.26	19,954	285,799	5.08%	5.56%	2.74%
	2019		0.15%	0.60%	10.87	15.08	22,881	310,392	14.00%	14.51%	3.68%
	2018		0.15%	0.60%	9.49	13.22	18,619	233,832	-9.68%	-9.27%	2.14%
DWS Equity 500 Index VIP Portfolio - Class A
	2022		0.00%	0.90%	14.28	47.68	168,351	3,294,001	-19.07%	-18.34%	1.24%
	2021		0.00%	0.90%	17.52	58.92	151,647	4,296,650	27.24%	28.40%	1.46%
	2020		0.00%	0.90%	19.48	46.30	148,143	3,575,660	17.04%	17.86%	1.68%
	2019		0.20%	0.90%	16.53	39.56	127,042	3,222,606	30.01%	30.92%	2.10%
	2018		0.20%	0.90%	12.63	30.43	173,778	3,404,463	-5.51%	-4.84%	1.66%
DWS Small Cap Index VIP Portfolio - Class A
	2022		0.00%	0.90%	11.90	44.89	46,115	734,587	-21.35%	-20.64%	0.91%
	2021		0.00%	0.90%	15.03	57.07	38,372	902,191	13.48%	14.27%	0.85%
	2020		0.20%	0.90%	16.83	50.29	37,927	863,834	18.36%	19.19%	1.14%
	2019		0.20%	0.90%	14.12	42.49	39,622	770,373	24.10%	24.97%	1.12%
	2018		0.20%	0.90%	11.30	34.24	51,863	825,012	-12.03%	-11.41%	0.91%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity® VIP Asset Manager Portfolio - Initial Class
	2022		0.55%	0.55%	$19.87	$19.87	2,365	$47,000	-15.40%	-15.40%	1.87%
	2021		0.55%	0.55%	23.49	23.49	2,607	61,249	9.32%	9.32%	1.74%
	2020		0.55%	0.55%	21.49	21.49	2,991	64,269	14.24%	14.24%	1.41%
	2019		0.55%	0.55%	18.81	18.81	2,900	54,546	17.60%	17.60%	1.58%
	2018		0.55%	0.55%	16.00	16.00	3,627	58,020	-5.87%	-5.87%	1.37%
Fidelity® VIP Contrafund® Portfolio - Service Class
	2022		0.00%	0.90%	14.05	54.21	214,890	4,392,992	-27.04%	-26.38%	0.40%
	2021		0.00%	0.90%	19.12	74.30	201,344	6,107,921	26.57%	27.71%	0.05%
	2020		0.00%	0.90%	15.32	58.70	189,664	4,975,458	29.26%	30.30%	0.15%
	2019		0.10%	0.90%	15.48	45.41	195,793	4,150,562	30.27%	31.32%	0.36%
	2018		0.10%	0.90%	11.80	34.86	210,232	3,615,094	-7.33%	-6.58%	0.61%
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2022		0.55%	0.55%	32.42	32.42	2,869	93,007	-5.48%	-5.48%	1.80%
	2021		0.55%	0.55%	34.30	34.30	3,398	116,522	24.21%	24.21%	1.86%
	2020		0.55%	0.55%	27.61	27.61	3,350	92,501	6.11%	6.11%	1.82%
	2019		0.55%	0.55%	26.02	26.02	3,500	91,079	26.74%	26.74%	1.65%
	2018		0.55%	0.55%	20.53	20.53	5,132	105,352	-8.80%	-8.80%	2.27%
Fidelity® VIP Equity-Income Portfolio - Service Class
	2022		0.20%	0.90%	14.30	38.59	11,835	251,814	-5.94%	-5.28%	1.55%
	2021		0.20%	0.90%	19.49	41.02	13,065	339,808	23.71%	24.58%	1.83%
	2020		0.20%	0.90%	15.65	33.16	10,288	273,190	5.59%	6.38%	1.75%
	2019		0.20%	0.90%	14.72	31.41	10,694	264,919	26.15%	27.10%	1.88%
	2018		0.20%	0.90%	11.58	24.89	15,342	291,763	-9.23%	-8.54%	2.10%
Fidelity® VIP Growth Opportunities Portfolio - Service Class
	2022		0.00%	0.20%	13.64	13.74	19,489	267,541	-38.34%	-38.21%	0.00%
	2021		0.00%	0.20%	22.12	22.23	16,856	374,520	11.61%	11.83%	0.00%
	2020		0.00%	0.35%	81.69	81.69	14,930	333,950	67.91%	67.91%	0.01%
	2019		0.35%	0.90%	41.18	48.65	5,169	246,369	39.44%	40.21%	0.05%
	2018		0.35%	0.90%	29.54	34.70	6,059	206,560	11.34%	11.95%	0.11%
Fidelity® VIP Growth Portfolio - Service Class
	2022		0.00%	0.90%	15.43	60.80	72,913	2,179,258	-25.20%	-24.52%	0.50%
	2021		0.00%	0.90%	20.49	80.68	56,762	2,846,550	21.98%	23.08%	0.00%
	2020		0.00%	0.90%	17.52	65.65	53,502	2,329,662	42.46%	43.73%	0.06%
	2019		0.10%	0.90%	18.44	45.74	51,355	1,638,605	32.98%	34.18%	0.17%
	2018		0.10%	0.90%	13.77	34.14	49,827	1,229,987	-1.18%	-0.33%	0.15%
Fidelity® VIP High Income Portfolio - Service Class
	2022		0.00%	0.20%	10.00	10.07	8,075	81,328	-11.73%	-11.56%	5.07%
	2021		0.00%	0.35%	11.33	18.69	6,073	87,900	4.13%	4.50%	5.33%
	2020		0.00%	0.35%	17.94	17.94	4,565	75,878	2.29%	2.29%	5.37%
	2019		0.35%	0.90%	17.54	25.91	4,948	89,687	13.89%	14.52%	4.61%
	2018		0.35%	0.90%	15.32	22.75	8,417	148,817	-4.46%	-3.94%	5.94%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	2022		0.55%	0.55%	12.80	12.80	7,265	92,980	-13.44%	-13.44%	2.18%
	2021		0.55%	0.55%	14.78	14.78	7,591	112,233	-1.15%	-1.15%	2.17%
	2020		0.55%	0.55%	14.96	14.96	7,067	105,704	8.79%	8.79%	2.20%
	2019		0.55%	0.55%	13.75	13.75	7,710	106,000	9.06%	9.06%	3.23%
	2018		0.55%	0.55%	12.61	12.61	6,284	79,212	-1.08%	-1.08%	2.25%
Fidelity® VIP Mid Cap Portfolio - Service Class
	2022		0.10%	0.90%	12.74	38.76	103,251	2,442,547	-15.62%	-14.94%	0.38%
	2021		0.10%	0.90%	14.99	45.93	111,161	3,147,747	24.38%	25.43%	0.50%
	2020		0.10%	0.90%	11.97	36.93	120,300	2,785,153	16.94%	17.97%	0.55%
	2019		0.10%	0.90%	13.18	31.57	117,849	2,325,593	22.18%	23.27%	0.77%
	2018		0.10%	0.90%	10.70	25.83	128,641	2,001,770	-15.41%	-14.74%	0.56%
Fidelity® VIP Overseas Portfolio - Service Class
	2022		0.10%	0.90%	11.88	27.45	30,061	443,650	-25.26%	-24.66%	1.01%
	2021		0.10%	0.90%	17.04	36.72	25,417	542,157	18.50%	19.51%	0.45%
	2020		0.10%	0.90%	14.28	30.99	27,882	483,610	14.46%	15.41%	0.36%
	2019		0.10%	0.90%	12.39	27.08	29,349	431,076	26.52%	27.62%	1.53%
	2018		0.10%	0.90%	9.73	21.40	36,322	422,279	-15.66%	-14.97%	1.58%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Franklin Income VIP Fund - Class 1
	2022		0.10%	0.90%	$11.92	$24.90	256,049	$5,329,969	-6.09%	-5.33%	4.89%
	2021		0.10%	0.90%	13.02	26.32	273,553	6,073,550	15.96%	16.89%	4.66%
	2020		0.10%	0.90%	11.15	22.52	268,352	5,190,609	0.06%	0.86%	5.55%
	2019		0.10%	0.90%	12.63	22.34	363,936	6,452,087	15.36%	16.29%	5.44%
	2018		0.10%	0.90%	10.87	19.22	354,253	5,444,793	-4.96%	-4.19%	4.85%
Franklin Mutual Shares VIP Fund - Class 1
	2022		0.10%	0.90%	11.70	26.46	88,110	1,889,477	-7.99%	-7.25%	2.10%
	2021		0.10%	0.90%	12.62	28.54	94,171	2,234,418	18.42%	19.41%	3.08%
	2020		0.10%	0.90%	10.58	23.91	98,940	1,979,398	-5.73%	-4.94%	3.24%
	2019		0.10%	0.90%	12.80	25.17	90,857	1,904,396	21.82%	22.78%	2.11%
	2018		0.10%	0.90%	10.44	20.51	90,247	1,545,578	-9.69%	-8.96%	2.69%
Franklin Small-Mid Cap Growth VIP Fund - Class 1
	2022		0.00%	0.90%	12.56	40.17	38,672	841,141	-34.12%	-33.52%	0.00%
	2021		0.00%	0.90%	18.94	71.02	33,234	1,155,261	9.27%	10.15%	0.00%
	2020		0.10%	0.90%	22.25	65.00	28,527	970,993	54.13%	55.38%	0.00%
	2019		0.10%	0.90%	14.33	42.17	29,096	569,410	30.62%	31.67%	0.00%
	2018		0.10%	0.90%	10.90	32.29	44,972	679,696	-6.01%	-5.26%	0.00%
Invesco V.I. American Franchise Fund - Series I Shares
	2022		0.00%	0.55%	12.82	33.35	49,886	1,033,397	-31.49%	-31.11%	0.00%
	2021		0.00%	0.90%	18.65	51.24	45,716	1,514,703	10.92%	11.93%	0.00%
	2020		0.00%	0.90%	37.14	46.20	34,013	1,379,034	41.08%	41.91%	0.07%
	2019		0.35%	0.90%	21.32	32.75	32,870	1,020,472	35.53%	36.30%	0.00%
	2018		0.35%	0.90%	15.73	24.16	35,450	807,159	-4.49%	-3.94%	0.00%
Invesco V.I. Core Equity Fund - Series I Shares
	2022		0.00%	0.55%	13.11	25.44	73,101	1,125,663	-20.98%	-20.55%	0.85%
	2021		0.00%	0.55%	16.54	32.95	79,130	1,627,123	27.04%	27.74%	0.67%
	2020		0.00%	0.90%	22.33	25.88	57,033	1,323,402	12.83%	13.50%	1.37%
	2019		0.35%	0.90%	19.69	22.81	53,588	1,189,207	27.81%	28.53%	0.95%
	2018		0.35%	0.90%	15.32	17.75	56,394	976,392	-10.21%	-9.71%	0.88%
Invesco V.I. Core Plus Bond Fund - Series I Shares
	2022		0.55%	0.55%	14.42	14.42	4,000	57,676	-15.00%	-15.00%	0.56%
	2021		0.55%	0.55%	16.96	16.96	4,337	73,585	-1.20%	-1.20%	1.64%
	2020		0.55%	0.55%	17.17	17.17	4,652	79,877	9.12%	9.12%	1.94%
	2019		0.55%	0.55%	15.74	15.74	4,571	71,923	10.45%	10.45%	2.77%
	2018		0.55%	0.55%	14.25	14.25	3,189	45,433	-2.90%	-2.90%	3.27%
Invesco V.I. EQV International Equity Fund - Series I Shares
	2022		0.15%	0.90%	11.14	12.38	49,118	599,387	-19.04%	-18.43%	1.70%
	2021		0.15%	0.90%	13.66	23.27	49,254	743,147	4.94%	5.73%	1.32%
	2020		0.15%	0.90%	13.63	37.63	45,666	673,876	12.97%	13.82%	2.31%
	2019		0.15%	0.90%	11.98	33.31	48,898	653,695	27.42%	28.38%	1.52%
	2018		0.15%	0.90%	9.34	26.14	57,920	610,899	-15.74%	-15.10%	2.04%
Janus Henderson Balanced Portfolio - Institutional Shares
	2022		0.00%	0.00%	12.62	12.62	18,963	239,380	-16.48%	-16.48%	1.24%
	2021		0.00%	0.35%	15.12	32.08	19,267	296,846	16.79%	17.19%	0.91%
	2020		0.00%	0.35%	27.47	27.47	9,566	252,582	13.91%	13.91%	1.81%
	2019		0.35%	0.35%	24.11	24.11	9,242	222,831	22.16%	22.16%	1.89%
	2018		0.35%	0.35%	19.74	19.74	10,883	214,815	0.33%	0.33%	2.15%
Janus Henderson Balanced Portfolio - Service Shares
	2022		0.20%	0.90%	12.43	37.69	17,134	285,115	-17.36%	-16.78%	0.97%
	2021		0.20%	0.90%	14.94	45.61	16,437	362,799	15.86%	16.68%	0.67%
	2020		0.20%	0.90%	17.28	39.36	12,109	324,951	13.01%	13.78%	1.49%
	2019		0.20%	0.90%	15.19	34.83	11,195	300,345	21.18%	22.03%	1.61%
	2018		0.20%	0.90%	12.45	28.75	12,515	271,768	-0.47%	0.23%	1.78%
Janus Henderson Enterprise Portfolio - Service Shares
	2022		0.00%	0.90%	13.30	79.48	6,384	181,721	-16.90%	-16.15%	0.09%
	2021		0.00%	0.90%	15.86	95.65	6,426	265,300	15.50%	16.54%	0.23%
	2020		0.00%	0.90%	24.01	82.82	5,310	232,941	18.12%	18.96%	0.00%
	2019		0.20%	0.90%	20.19	70.11	5,061	194,577	33.94%	34.87%	0.05%
	2018		0.20%	0.90%	14.97	52.35	5,596	155,626	-1.55%	-0.84%	0.10%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Janus Henderson Global Research Portfolio - Institutional Shares
	2022		0.00%	0.00%	$13.10	$13.10	34,709	$454,674	-19.41%	-19.41%	1.03%
	2021		0.00%	0.35%	16.19	34.83	37,652	641,419	17.68%	18.09%	0.53%
	2020		0.00%	0.35%	29.60	29.60	27,658	545,275	19.64%	19.64%	0.74%
	2019		0.35%	0.90%	18.36	24.74	18,371	453,294	27.81%	28.59%	1.00%
	2018		0.35%	0.90%	14.36	19.24	18,896	362,351	-7.71%	-7.19%	1.14%
Janus Henderson Global Research Portfolio - Service Shares
	2022		0.20%	0.35%	12.89	26.56	5,078	68,277	-19.89%	-19.77%	0.88%
	2021		0.20%	0.35%	16.06	33.16	6,119	108,328	17.37%	17.56%	0.36%
	2020		0.20%	0.90%	24.05	30.10	5,227	92,285	18.68%	19.35%	0.55%
	2019		0.35%	0.90%	20.15	25.36	3,469	77,872	27.54%	28.26%	0.87%
	2018		0.35%	0.90%	15.71	19.89	3,438	60,481	-7.93%	-7.41%	0.98%
Janus Henderson Global Technology and Innovation Portfolio - Service Shares
	2022		0.00%	0.20%	13.28	13.38	5,513	73,434	-37.25%	-37.12%	0.00%
	2021		0.00%	0.20%	21.16	21.27	6,293	133,446	17.51%	17.74%	0.12%
	2020		0.00%	0.35%	70.35	70.35	6,721	126,022	50.20%	50.20%	0.00%
	2019		0.35%	0.90%	36.68	46.84	1,919	76,472	43.52%	44.31%	0.00%
	2018		0.35%	0.90%	25.56	32.46	3,205	86,969	0.01%	0.56%	0.00%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1
	2022		0.15%	0.15%	13.45	13.45	21,631	290,841	-17.73%	-17.73%	1.67%
	2021		0.15%	0.15%	16.34	16.34	21,453	350,586	9.34%	9.35%	0.73%
	2020		0.15%	0.15%	14.95	14.95	11,039	164,988	15.51%	15.52%	1.80%
	2019		0.15%	0.15%	12.94	12.94	10,157	131,410	16.70%	16.70%	2.23%
	2018		0.15%	0.15%	11.09	11.09	8,821	97,803	-6.20%	-6.20%	0.00%
LVIP Baron Growth Opportunities Fund - Service Class
	2022		0.00%	0.60%	13.29	49.04	39,415	820,668	-26.27%	-25.83%	0.00%
	2021		0.00%	0.90%	17.95	66.21	31,790	1,038,366	17.63%	18.72%	0.00%
	2020		0.00%	0.90%	16.49	66.79	27,737	892,923	32.85%	34.01%	0.00%
	2019		0.10%	0.90%	16.11	50.26	26,752	783,417	35.16%	36.34%	0.00%
	2018		0.10%	0.90%	11.84	37.19	27,038	631,039	-4.80%	-4.02%	0.00%
LVIP Baron Growth Opportunities Fund - Standard Class
	2022		0.20%	0.90%	13.40	46.53	22,193	437,600	-26.32%	-25.78%	0.00%
	2021		0.20%	0.90%	18.06	63.16	20,328	541,519	17.98%	18.85%	0.00%
	2020		0.20%	0.90%	21.87	53.53	19,768	443,381	33.24%	34.28%	0.00%
	2019		0.20%	0.90%	16.30	40.17	20,390	353,509	35.49%	36.46%	0.00%
	2018		0.20%	0.90%	11.95	29.65	21,651	274,790	-4.57%	-3.89%	0.00%
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
	2022		0.00%	0.60%	13.62	28.62	22,413	527,291	-2.87%	-2.28%	2.18%
	2021		0.00%	0.90%	14.05	29.34	26,789	634,406	21.97%	23.07%	2.18%
	2020		0.00%	0.90%	13.52	23.87	25,138	522,583	0.21%	0.97%	2.23%
	2019		0.15%	0.90%	13.39	23.64	24,514	512,379	17.52%	18.41%	1.90%
	2018		0.15%	0.90%	11.32	19.97	22,826	402,733	-8.75%	-8.04%	2.54%
LVIP BlackRock Global Allocation Fund - Standard Class
	2022	6/3/22	0.10%	0.90%	11.80	22.28	175,079	2,592,164	-5.43%	-4.99%	0.38%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class
	2022		0.15%	0.15%	12.76	12.76	1,263	16,127	-16.65%	-16.65%	1.43%
	2021		0.15%	0.15%	15.31	15.31	1,448	22,178	12.52%	12.52%	1.38%
	2020		0.15%	0.15%	13.61	13.61	1,272	17,313	1.83%	1.83%	1.96%
	2019		0.15%	0.15%	13.36	13.36	738	9,862	17.88%	17.88%	2.24%
	2018		0.15%	0.15%	11.34	11.34	422	4,786	-3.15%	-3.15%	2.33%
LVIP BlackRock Global Real Estate Fund - Standard Class
	2022		0.10%	0.90%	9.67	19.61	50,624	611,861	-29.28%	-28.71%	1.87%
	2021		0.10%	0.90%	14.56	27.52	38,066	674,894	26.87%	27.89%	6.34%
	2020		0.10%	0.90%	11.39	21.53	47,852	666,326	-3.09%	-2.31%	5.34%
	2019		0.10%	0.90%	11.89	22.05	51,343	768,893	23.80%	24.78%	3.39%
	2018		0.10%	0.90%	9.61	17.68	55,559	672,551	-9.16%	-8.43%	4.01%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
	2022		0.15%	0.60%	$10.69	$12.97	72,183	$875,556	-5.27%	-4.85%	8.73%
	2021		0.15%	0.60%	11.26	13.63	79,196	1,015,813	4.05%	4.52%	7.09%
	2020		0.15%	0.60%	10.79	13.04	69,122	851,777	4.65%	5.12%	0.17%
	2019		0.15%	0.60%	10.29	12.41	68,931	819,339	5.26%	5.73%	2.45%
	2018		0.15%	0.60%	9.75	11.73	59,459	680,535	-0.33%	0.13%	4.96%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class
	2022		0.15%	0.15%	13.56	13.56	1,407	19,087	-16.64%	-16.64%	1.27%
	2021		0.15%	0.15%	16.27	16.27	1,709	27,805	14.49%	14.49%	1.33%
	2020		0.15%	0.15%	14.21	14.21	1,577	22,419	3.19%	3.19%	1.54%
	2019		0.15%	0.15%	13.77	13.77	1,221	16,815	18.72%	18.72%	1.92%
	2018		0.15%	0.15%	11.60	11.60	702	8,148	-2.88%	-2.88%	1.96%
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
	2022		0.10%	0.90%	13.29	30.59	16,441	292,925	-27.39%	-26.81%	0.00%
	2021		0.10%	0.90%	18.18	45.60	14,034	420,301	29.69%	30.77%	0.00%
	2020		0.10%	0.90%	13.92	35.16	15,645	351,736	22.70%	23.74%	0.41%
	2019		0.10%	0.90%	14.06	28.65	13,834	264,370	18.85%	19.88%	0.69%
	2018		0.10%	0.90%	11.75	24.11	14,142	241,724	-5.17%	-4.42%	0.67%
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
	2022		0.15%	0.60%	12.44	27.40	5,773	122,906	-24.02%	-23.68%	0.00%
	2021		0.15%	0.60%	17.15	35.90	5,501	157,832	12.61%	13.12%	0.00%
	2020		0.15%	0.60%	15.17	31.74	5,892	152,699	26.96%	27.52%	0.00%
	2019		0.15%	0.60%	14.22	24.89	6,489	135,291	24.17%	24.73%	0.00%
	2018		0.15%	0.60%	11.40	19.95	7,202	124,159	-0.28%	0.21%	0.00%
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class
	2022		0.15%	0.15%	14.62	14.62	1,665	24,328	-17.57%	-17.57%	0.89%
	2021		0.15%	0.15%	17.73	17.73	1,751	31,045	21.86%	21.86%	0.56%
	2020		0.15%	0.15%	14.55	14.55	1,730	25,167	14.69%	14.69%	0.92%
	2019	5/24/19	0.15%	0.15%	12.69	12.69	1,846	23,420	12.44%	12.44%	1.53%
LVIP ClearBridge Large Cap Managed Volatility Fund - Standard Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.10%
	2018		0.15%	0.15%	10.81	10.81	1,708	18,463	-5.68%	-5.68%	1.01%
LVIP Delaware Bond Fund - Standard Class
	2022		0.00%	0.90%	9.68	18.14	377,392	4,470,116	-14.47%	-13.70%	3.15%
	2021		0.00%	0.90%	11.24	21.21	380,536	5,442,584	-2.68%	-1.80%	2.12%
	2020		0.00%	0.90%	12.05	23.73	326,627	4,889,639	8.88%	9.77%	2.37%
	2019		0.10%	0.90%	11.47	21.79	333,284	4,649,646	8.23%	9.09%	2.99%
	2018		0.10%	0.90%	10.53	20.13	358,011	4,596,666	-1.72%	-0.91%	3.20%
LVIP Delaware Diversified Floating Rate Fund - Standard Class
	2022		0.15%	0.60%	10.32	11.69	129,977	1,476,699	-0.50%	-0.05%	2.31%
	2021		0.15%	0.60%	10.54	11.69	139,633	1,590,431	-0.20%	0.25%	1.26%
	2020		0.15%	0.60%	10.87	11.66	119,629	1,363,964	0.76%	1.21%	1.61%
	2019		0.15%	0.60%	10.74	11.52	112,093	1,266,996	3.98%	4.45%	2.85%
	2018		0.15%	0.90%	10.32	11.03	103,478	1,120,123	-0.64%	0.12%	3.87%
LVIP Delaware Diversified Income Fund - Standard Class
	2022		0.00%	0.90%	9.86	18.48	262,438	3,364,833	-14.63%	-13.86%	3.36%
	2021		0.00%	0.90%	11.47	21.65	262,601	3,925,819	-2.18%	-1.40%	5.05%
	2020		0.10%	0.90%	12.20	22.13	235,607	3,587,349	10.04%	10.92%	2.62%
	2019		0.10%	0.90%	11.39	20.11	233,726	3,266,955	9.44%	10.31%	2.94%
	2018		0.10%	0.90%	10.33	18.38	249,026	3,219,921	-3.00%	-2.21%	2.95%
LVIP Delaware High Yield Fund - Standard Class
	2022		0.00%	0.90%	10.65	34.72	69,159	848,405	-12.20%	-11.41%	5.99%
	2021		0.00%	0.90%	12.05	39.55	75,639	1,081,050	3.98%	4.92%	9.70%
	2020		0.00%	0.90%	12.01	38.03	67,084	958,404	6.28%	7.13%	5.88%
	2019		0.10%	0.90%	12.05	35.78	67,123	922,681	15.39%	16.30%	6.88%
	2018		0.10%	0.90%	10.37	31.01	82,854	1,031,524	-5.33%	-4.54%	6.09%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class
	2022		0.10%	0.90%	$10.13	$13.45	130,023	$1,532,997	-4.98%	-4.22%	2.40%
	2021		0.10%	0.90%	10.59	14.04	143,567	1,777,275	-1.56%	-0.80%	1.81%
	2020		0.10%	0.90%	11.05	14.16	129,927	1,621,936	3.37%	4.16%	1.80%
	2019		0.10%	0.90%	10.90	13.59	123,884	1,516,974	4.26%	5.05%	2.71%
	2018		0.10%	0.90%	10.38	12.94	124,429	1,454,238	-0.66%	0.10%	2.71%
LVIP Delaware Mid Cap Value Fund - Standard Class
	2022		0.15%	0.60%	13.13	41.96	30,042	913,109	-9.42%	-9.01%	1.50%
	2021		0.15%	0.90%	14.43	46.11	31,713	1,074,838	30.72%	31.72%	1.36%
	2020		0.15%	0.90%	10.96	35.01	34,339	904,967	-0.40%	0.36%	3.01%
	2019		0.15%	0.90%	14.90	34.88	26,632	750,125	29.24%	30.23%	1.21%
	2018		0.15%	0.90%	11.44	26.78	25,797	562,278	-15.51%	-14.84%	1.49%
LVIP Delaware REIT Fund - Standard Class
	2022		0.00%	0.90%	10.39	38.91	94,096	1,462,292	-25.97%	-25.30%	3.12%
	2021		0.00%	0.90%	13.94	52.56	97,209	2,154,241	41.79%	43.07%	3.02%
	2020		0.00%	0.90%	11.11	42.63	103,544	1,643,128	-11.21%	-10.54%	1.93%
	2019		0.15%	0.90%	13.16	48.01	95,167	1,748,746	25.67%	26.62%	2.15%
	2018		0.15%	0.90%	10.40	38.20	113,941	1,672,631	-8.06%	-7.36%	2.10%
LVIP Delaware SMID Cap Core Fund - Standard Class
	2022		0.00%	0.90%	12.86	50.61	108,112	2,406,598	-14.50%	-13.73%	0.44%
	2021		0.00%	0.90%	14.94	67.70	108,373	3,049,129	22.07%	23.18%	0.96%
	2020		0.00%	0.90%	12.15	55.45	88,275	2,567,047	10.09%	10.92%	0.54%
	2019		0.15%	0.90%	14.47	50.37	84,389	2,314,831	28.47%	29.44%	0.54%
	2018		0.15%	0.90%	11.18	39.21	94,470	2,067,191	-12.91%	-12.25%	0.18%
LVIP Delaware Social Awareness Fund - Standard Class
	2022		0.00%	0.90%	14.04	50.62	30,165	618,120	-20.43%	-19.71%	1.16%
	2021		0.00%	0.90%	23.18	63.62	29,578	770,844	25.30%	26.51%	0.86%
	2020		0.15%	0.90%	18.37	50.77	24,366	596,716	18.61%	19.51%	1.35%
	2019		0.15%	0.90%	15.38	42.80	26,084	529,207	30.79%	31.78%	2.02%
	2018		0.15%	0.90%	11.67	32.73	27,624	443,249	-5.42%	-4.71%	1.33%
LVIP Delaware U.S. Growth Fund - Standard Class
	2022		0.00%	0.90%	13.95	47.79	75,345	2,156,661	-28.31%	-27.66%	0.00%
	2021		0.00%	0.90%	19.28	66.17	66,904	2,776,861	17.04%	18.10%	0.00%
	2020		0.00%	0.90%	21.51	56.11	65,469	2,346,895	42.84%	43.99%	0.00%
	2019		0.10%	0.90%	14.96	38.99	75,082	1,839,501	26.11%	27.13%	0.00%
	2018		0.10%	0.90%	11.78	30.69	76,848	1,484,368	-3.87%	-3.10%	0.00%
LVIP Delaware Value Fund - Standard Class
	2022		0.15%	0.90%	13.22	45.20	81,882	1,901,009	-4.14%	-3.41%	1.76%
	2021		0.15%	0.90%	13.83	47.15	82,947	2,209,762	21.32%	22.23%	5.75%
	2020		0.15%	0.90%	11.32	38.86	78,700	1,815,037	-0.49%	0.26%	2.06%
	2019		0.15%	0.90%	12.97	39.05	78,377	1,810,197	18.86%	19.79%	1.72%
	2018		0.15%	0.90%	12.20	32.85	81,937	1,610,497	-3.64%	-2.88%	1.68%
LVIP Delaware Wealth Builder Fund - Standard Class
	2022		0.00%	0.90%	11.36	22.02	14,265	189,615	-12.00%	-11.21%	2.27%
	2021		0.00%	0.90%	14.31	25.03	14,484	217,325	10.79%	11.56%	2.20%
	2020		0.20%	0.90%	12.84	22.59	12,993	175,432	4.67%	5.40%	1.71%
	2019		0.20%	0.90%	12.18	25.87	18,089	231,822	14.87%	15.67%	3.58%
	2018		0.20%	0.90%	10.53	22.52	13,834	153,879	-6.08%	-5.41%	3.06%
LVIP Dimensional International Core Equity Fund - Standard Class
	2022		0.15%	0.15%	12.33	12.33	5,894	72,669	-13.55%	-13.55%	3.59%
	2021		0.15%	0.15%	14.26	14.26	5,131	73,178	13.05%	13.06%	2.41%
	2020		0.15%	0.15%	12.61	12.62	4,568	57,630	6.70%	6.71%	1.90%
	2019		0.15%	0.15%	11.82	11.82	3,958	46,800	20.66%	20.68%	3.33%
	2018		0.15%	0.15%	9.79	9.80	2,937	28,773	-17.68%	-17.68%	2.33%
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
	2022		0.15%	0.60%	11.51	12.11	33,521	382,743	-11.68%	-11.28%	3.22%
	2021		0.15%	0.60%	13.03	13.65	32,552	427,117	14.68%	15.20%	3.01%
	2020		0.15%	0.60%	11.36	11.85	34,193	390,879	-6.98%	-6.56%	1.86%
	2019		0.15%	0.60%	12.21	12.68	29,082	357,428	16.11%	16.64%	2.55%
	2018		0.15%	0.60%	10.52	10.87	32,147	340,677	-16.59%	-16.21%	1.89%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
	2022		0.15%	0.35%	$14.67	$43.94	18,141	$400,319	-15.54%	-15.37%	1.39%
	2021		0.15%	0.35%	17.34	51.92	18,435	478,898	27.13%	27.36%	1.20%
	2020		0.15%	0.35%	13.62	40.76	18,557	377,256	16.00%	16.23%	1.90%
	2019		0.15%	0.60%	15.77	35.07	10,088	186,731	29.33%	29.93%	1.95%
	2018		0.15%	0.60%	12.14	27.00	7,553	122,293	-7.84%	-7.40%	1.41%
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
	2022		0.15%	0.20%	14.36	18.93	8,988	166,361	-14.08%	-14.04%	1.32%
	2021		0.15%	0.20%	16.72	22.02	8,521	182,436	27.51%	27.58%	1.16%
	2020		0.15%	0.20%	13.11	17.26	8,030	134,398	15.11%	15.17%	1.58%
	2019		0.15%	0.20%	14.99	14.99	6,579	96,925	28.63%	28.63%	1.35%
	2018		0.15%	0.60%	11.46	11.65	5,566	64,789	-10.17%	-9.77%	1.19%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class
	2022		0.15%	0.60%	16.57	25.01	40,656	852,831	-15.20%	-14.81%	1.06%
	2021		0.15%	0.60%	19.46	29.36	38,275	1,015,929	26.93%	27.50%	1.04%
	2020		0.15%	0.60%	15.27	23.02	39,967	840,964	14.61%	15.12%	1.17%
	2019		0.15%	0.60%	13.27	20.00	37,643	709,904	18.86%	19.40%	1.19%
	2018		0.15%	0.60%	11.12	16.75	39,319	625,754	-8.34%	-7.93%	1.00%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
	2022		0.15%	0.60%	11.79	21.30	10,636	172,298	-12.58%	-12.19%	1.49%
	2021		0.15%	0.60%	13.44	24.26	12,219	220,295	16.62%	17.14%	1.20%
	2020		0.15%	0.60%	11.48	20.71	12,478	190,755	11.99%	12.50%	1.15%
	2019		0.15%	0.60%	11.01	18.41	12,167	163,448	12.12%	12.63%	1.90%
	2018		0.15%	0.60%	9.78	16.34	13,210	156,183	-9.71%	-9.26%	1.36%
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
	2022		0.00%	0.90%	10.43	19.28	40,654	638,790	-16.15%	-15.40%	2.75%
	2021		0.00%	0.90%	13.87	23.00	38,074	718,543	6.67%	7.51%	3.55%
	2020		0.10%	0.90%	12.90	21.56	39,078	704,946	6.12%	6.94%	1.42%
	2019		0.10%	0.90%	12.07	20.32	120,803	1,728,425	13.98%	14.86%	2.68%
	2018		0.10%	0.90%	10.51	17.83	120,555	1,504,339	-5.31%	-4.57%	2.61%
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
	2022		0.00%	0.90%	10.37	18.90	193,929	2,440,530	-19.41%	-18.68%	2.52%
	2021		0.00%	0.90%	12.77	23.28	197,066	3,039,180	11.76%	12.60%	3.05%
	2020		0.15%	0.90%	11.35	20.67	217,197	2,956,572	4.91%	5.71%	2.13%
	2019		0.15%	0.90%	12.12	19.56	250,850	3,287,510	14.82%	15.68%	2.31%
	2018		0.10%	0.90%	10.48	16.91	258,485	2,945,887	-7.17%	-6.42%	2.23%
LVIP Global Income Fund - Standard Class
	2022		0.10%	0.60%	8.88	12.18	47,577	503,923	-15.64%	-15.22%	0.00%
	2021		0.10%	0.90%	10.95	14.36	45,378	592,380	-5.93%	-5.19%	3.14%
	2020		0.10%	0.90%	11.89	15.15	45,533	623,167	6.14%	6.67%	1.77%
	2019		0.10%	0.60%	11.16	14.20	37,528	484,537	6.10%	6.63%	3.13%
	2018		0.10%	0.60%	10.49	13.32	27,928	345,002	1.29%	1.79%	4.32%
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
	2022		0.00%	0.90%	10.43	18.78	235,366	3,167,779	-18.12%	-17.38%	2.68%
	2021		0.00%	0.90%	12.65	22.94	233,226	3,848,576	9.83%	10.68%	3.11%
	2020		0.15%	0.90%	11.44	20.89	238,043	3,555,782	5.15%	5.94%	2.10%
	2019		0.15%	0.90%	12.00	19.86	232,863	3,432,833	13.99%	14.85%	2.40%
	2018		0.15%	0.90%	10.45	17.43	240,951	3,228,330	-6.28%	-5.57%	2.31%
LVIP Government Money Market Fund - Standard Class
	2022		0.00%	0.60%	9.77	10.41	241,127	2,475,806	0.69%	1.30%	1.12%
	2021		0.00%	0.90%	9.70	10.35	316,406	3,198,439	-0.88%	0.02%	0.01%
	2020		0.00%	0.90%	9.76	10.64	271,903	2,791,026	-0.64%	0.13%	0.29%
	2019		0.15%	0.90%	9.79	10.70	329,110	3,360,717	0.87%	1.64%	1.78%
	2018		0.15%	0.90%	9.67	10.61	341,278	3,420,974	0.48%	1.24%	1.39%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Standard Class
	2018		0.15%	0.15%	11.06	11.06	30	330	-8.94%	-8.94%	2.27%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class
	2022		0.15%	0.15%	$16.18	$16.18	55	$885	-7.06%	-7.06%	1.96%
	2021		0.15%	0.15%	17.41	17.41	52	904	20.42%	20.42%	1.60%
	2020		0.15%	0.15%	14.46	14.46	48	690	7.16%	7.16%	1.85%
	2019	5/24/19	0.15%	0.15%	13.49	13.49	37	505	11.03%	11.03%	1.78%
LVIP JPMorgan High Yield Fund - Standard Class
	2022		0.15%	0.90%	10.50	17.86	71,433	982,119	-11.04%	-10.37%	5.55%
	2021		0.15%	0.90%	12.28	19.92	70,915	1,150,700	5.48%	6.27%	4.77%
	2020		0.15%	0.90%	11.56	18.74	60,970	967,531	4.61%	5.40%	4.37%
	2019		0.15%	0.90%	12.21	17.78	94,368	1,413,774	11.96%	12.81%	5.73%
	2018		0.15%	0.90%	10.82	15.76	90,415	1,212,222	-3.72%	-2.99%	5.80%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
	2022		0.10%	0.60%	12.35	28.20	8,527	190,358	-9.71%	-9.26%	1.36%
	2021		0.10%	0.60%	13.62	31.09	8,877	216,645	28.30%	28.97%	0.98%
	2020		0.10%	0.90%	10.57	24.12	10,806	198,178	1.03%	1.80%	1.34%
	2019		0.10%	0.90%	11.75	23.70	7,328	144,346	15.13%	15.99%	1.08%
	2018		0.10%	0.90%	10.13	20.43	9,977	154,254	-12.58%	-11.93%	1.55%
LVIP MFS International Growth Fund - Standard Class
	2022		0.10%	0.60%	12.34	23.51	70,206	1,349,279	-14.80%	-14.37%	1.07%
	2021		0.10%	0.90%	14.42	27.47	72,791	1,634,962	10.25%	11.13%	0.77%
	2020		0.10%	0.90%	12.99	24.73	65,604	1,318,599	13.51%	14.42%	0.86%
	2019		0.10%	0.90%	14.27	21.62	67,526	1,271,321	26.42%	27.44%	1.75%
	2018		0.10%	0.90%	11.21	16.97	58,629	905,136	-9.08%	-8.33%	1.27%
LVIP MFS Value Fund - Standard Class
	2022		0.10%	0.90%	13.91	39.10	256,550	5,985,190	-6.91%	-6.17%	1.80%
	2021		0.10%	0.90%	15.40	41.70	259,973	6,762,093	24.36%	25.39%	1.38%
	2020		0.10%	0.90%	12.30	33.28	269,924	5,661,954	2.75%	3.60%	1.97%
	2019		0.10%	0.90%	15.06	32.16	122,312	3,165,971	29.06%	29.79%	1.69%
	2018		0.10%	0.60%	11.62	24.80	131,600	2,677,469	-10.53%	-10.06%	1.78%
LVIP Mondrian International Value Fund - Standard Class
	2022		0.00%	0.90%	9.59	25.55	83,355	948,743	-11.56%	-10.76%	2.90%
	2021		0.00%	0.90%	10.77	28.89	81,780	1,077,241	10.27%	11.26%	3.36%
	2020		0.00%	0.90%	9.70	26.20	89,622	1,078,106	-5.82%	-5.09%	2.32%
	2019		0.10%	0.90%	11.34	27.82	86,214	1,158,747	17.19%	18.09%	3.55%
	2018		0.10%	0.90%	9.61	23.74	94,529	1,093,827	-12.28%	-11.60%	3.27%
LVIP SSGA Bond Index Fund - Standard Class
	2022		0.10%	0.60%	9.48	13.49	94,882	1,050,019	-13.96%	-13.53%	2.13%
	2021		0.10%	0.60%	11.57	15.60	95,678	1,228,456	-2.56%	-2.12%	2.44%
	2020		0.10%	0.90%	11.83	15.93	61,027	838,779	6.53%	7.32%	2.12%
	2019		0.10%	0.90%	11.32	14.85	65,727	843,539	7.27%	8.08%	2.97%
	2018		0.10%	0.90%	10.48	13.74	56,226	689,011	-1.22%	-0.47%	2.83%
LVIP SSGA Conservative Index Allocation Fund - Standard Class
	2022		0.15%	0.60%	11.12	16.84	19,173	268,195	-15.26%	-14.88%	2.67%
	2021		0.15%	0.60%	14.60	19.78	19,862	328,247	5.76%	6.21%	2.22%
	2020		0.15%	0.60%	13.75	18.62	17,840	282,093	11.56%	12.02%	2.11%
	2019		0.15%	0.60%	12.27	16.62	15,627	220,269	14.15%	14.66%	2.39%
	2018		0.15%	0.60%	10.70	14.50	16,143	199,413	-4.91%	-4.48%	2.33%
LVIP SSGA Conservative Structured Allocation Fund - Standard Class
	2022		0.15%	0.15%	12.21	16.54	6,200	88,041	-13.43%	-13.43%	3.85%
	2021		0.15%	0.60%	14.10	19.11	5,895	105,299	6.78%	7.27%	3.86%
	2020		0.15%	0.60%	13.14	17.81	5,483	90,884	9.02%	9.52%	2.17%
	2019		0.15%	0.60%	12.00	16.27	5,472	82,879	12.96%	13.48%	2.75%
	2018		0.15%	0.60%	10.58	14.33	5,546	74,099	-5.58%	-5.15%	2.95%
LVIP SSGA Developed International 150 Fund - Standard Class
	2022		0.15%	0.20%	10.98	16.85	15,166	175,308	-7.20%	-7.16%	7.82%
	2021		0.15%	0.60%	12.14	18.15	14,755	186,296	12.49%	12.99%	4.50%
	2020		0.15%	0.60%	10.75	16.06	13,858	159,198	-4.67%	-4.24%	1.28%
	2019		0.15%	0.60%	11.23	16.78	34,273	502,124	14.73%	15.25%	4.44%
	2018		0.15%	0.60%	9.75	15.84	32,733	418,241	-15.74%	-15.36%	4.28%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Emerging Markets 100 Fund - Standard Class
	2022		0.10%	0.60%	$9.15	$14.88	31,369	$365,309	-12.36%	-11.92%	10.39%
	2021		0.10%	0.60%	10.39	16.89	29,941	410,141	8.14%	8.65%	5.65%
	2020		0.10%	0.90%	9.57	15.54	31,557	405,520	1.73%	2.60%	3.77%
	2019		0.10%	0.90%	9.48	15.15	30,155	388,066	6.64%	7.50%	4.00%
	2018		0.10%	0.90%	8.84	14.09	25,249	303,137	-13.10%	-12.35%	4.64%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
	2022		0.00%	0.60%	11.26	18.40	51,186	713,626	-14.84%	-14.33%	3.99%
	2021		0.00%	0.60%	13.24	21.51	47,057	799,056	11.90%	12.58%	5.28%
	2020		0.00%	0.90%	12.48	19.14	44,798	676,913	6.06%	6.86%	1.99%
	2019		0.15%	0.90%	11.68	17.91	43,299	615,555	14.72%	15.58%	2.56%
	2018		0.15%	0.90%	10.11	15.50	58,012	705,307	-9.00%	-8.24%	2.90%
LVIP SSGA International Index Fund - Standard Class
	2022		0.15%	0.60%	10.43	17.58	102,402	1,433,248	-14.83%	-14.45%	4.53%
	2021		0.15%	0.90%	12.20	20.55	100,292	1,645,862	10.07%	10.89%	2.82%
	2020		0.15%	0.90%	11.01	18.53	86,122	1,271,644	6.88%	7.69%	3.38%
	2019		0.15%	0.90%	11.05	17.22	29,582	440,509	20.49%	21.40%	2.62%
	2018		0.15%	0.90%	9.17	14.22	23,641	305,246	-14.48%	-13.83%	2.74%
LVIP SSGA International Managed Volatility Fund - Standard Class
	2022		0.15%	0.60%	9.05	9.79	3,478	33,334	-17.33%	-16.95%	4.32%
	2021		0.15%	0.60%	10.94	11.79	3,374	38,544	10.10%	10.59%	2.31%
	2020		0.15%	0.60%	9.94	10.66	3,239	33,489	-1.57%	-1.12%	2.09%
	2019		0.15%	0.60%	10.10	10.78	3,037	31,843	18.08%	18.62%	2.53%
	2018		0.15%	0.60%	8.55	9.09	2,848	25,204	-12.72%	-12.33%	2.24%
LVIP SSGA Large Cap 100 Fund - Standard Class
	2022		0.15%	0.60%	13.84	45.12	26,243	773,009	-10.51%	-10.11%	2.87%
	2021		0.15%	0.60%	15.41	50.19	24,985	897,464	31.09%	31.68%	2.29%
	2020		0.15%	0.60%	11.71	38.12	23,646	670,306	2.37%	2.83%	2.37%
	2019		0.15%	0.60%	14.82	37.07	34,246	823,064	26.53%	27.10%	2.64%
	2018		0.15%	0.60%	11.66	29.17	35,058	702,976	-11.64%	-11.23%	2.63%
LVIP SSGA Moderate Index Allocation Fund - Standard Class
	2022		0.15%	0.60%	13.55	19.99	69,205	1,014,331	-15.92%	-15.54%	2.86%
	2021		0.15%	0.90%	16.04	23.67	53,744	1,190,708	9.40%	10.23%	2.26%
	2020		0.15%	0.90%	14.55	21.48	53,807	1,085,279	13.15%	13.66%	2.28%
	2019		0.15%	0.60%	12.80	18.89	49,631	884,073	17.53%	18.06%	2.34%
	2018		0.15%	0.60%	10.85	16.00	51,402	778,154	-6.83%	-6.41%	2.29%
LVIP SSGA Moderate Structured Allocation Fund - Standard Class
	2022		0.15%	0.60%	11.62	19.65	81,733	1,373,640	-13.67%	-13.28%	4.73%
	2021		0.15%	0.60%	15.27	22.66	75,396	1,536,247	11.48%	11.98%	5.06%
	2020		0.15%	0.60%	13.63	20.23	63,457	1,236,090	9.20%	9.69%	2.66%
	2019		0.15%	0.60%	12.43	18.45	57,168	1,036,815	15.87%	16.40%	2.95%
	2018		0.15%	0.60%	10.68	15.85	56,064	874,261	-7.68%	-7.26%	3.21%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
	2022		0.15%	0.60%	13.81	21.04	41,522	625,318	-16.38%	-16.01%	2.51%
	2021		0.15%	0.60%	16.45	25.05	41,303	762,954	10.70%	11.20%	2.29%
	2020		0.15%	0.60%	14.80	22.53	35,179	593,230	13.60%	14.11%	2.27%
	2019		0.15%	0.60%	12.98	19.74	41,443	641,812	19.01%	19.55%	2.36%
	2018		0.15%	0.60%	10.86	16.52	41,792	539,214	-7.98%	-7.56%	2.11%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class
	2022		0.15%	0.60%	11.79	20.88	63,538	1,027,753	-13.65%	-13.26%	5.04%
	2021		0.15%	0.60%	15.49	24.07	53,757	1,138,113	13.00%	13.51%	5.16%
	2020		0.15%	0.60%	13.64	21.20	53,228	1,015,825	8.62%	9.11%	2.05%
	2019		0.15%	0.60%	12.50	19.43	89,511	1,495,417	16.72%	17.25%	2.95%
	2018		0.15%	0.60%	10.66	16.57	89,365	1,271,053	-8.75%	-8.33%	3.44%
LVIP SSGA S&P 500 Index Fund - Standard Class
	2022		0.15%	0.90%	14.29	46.22	571,341	13,773,318	-19.04%	-18.43%	1.50%
	2021		0.15%	0.90%	18.33	56.66	531,634	16,931,400	27.27%	28.23%	1.32%
	2020		0.15%	0.90%	14.30	44.19	512,073	13,216,079	16.97%	17.86%	1.88%
	2019		0.15%	0.90%	14.51	37.49	294,715	6,781,200	30.02%	31.00%	1.80%
	2018		0.15%	0.90%	12.65	28.62	232,285	4,396,075	-5.51%	-4.79%	1.87%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Small-Cap Index Fund - Standard Class
	2022		0.15%	0.60%	$11.37	$33.72	89,411	$1,511,220	-21.26%	-20.90%	1.18%
	2021		0.15%	0.60%	14.38	42.63	87,833	1,904,471	13.87%	14.39%	0.94%
	2020		0.15%	0.90%	12.58	37.27	74,481	1,446,133	18.13%	19.02%	1.14%
	2019		0.15%	0.90%	14.01	31.31	39,531	790,036	23.91%	24.85%	1.03%
	2018		0.15%	0.90%	11.23	25.08	32,487	546,053	-12.16%	-11.50%	1.02%
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
	2022		0.15%	0.60%	12.66	36.36	73,509	1,397,569	-12.97%	-12.58%	3.53%
	2021		0.15%	0.60%	14.49	41.59	63,203	1,638,053	32.86%	33.46%	2.43%
	2020		0.15%	0.60%	10.86	31.16	69,694	1,343,929	5.35%	5.82%	3.13%
	2019		0.15%	0.60%	12.55	29.45	42,578	909,387	19.11%	19.65%	2.19%
	2018		0.15%	0.60%	10.51	24.61	35,494	670,779	-13.99%	-13.59%	3.21%
LVIP T. Rowe Price 2020 Fund - Standard Class
	2022		0.20%	0.20%	13.38	13.38	4,547	60,867	-15.35%	-15.35%	2.87%
	2021		0.20%	0.20%	15.81	15.81	4,970	78,577	10.01%	10.01%	2.90%
	2020		0.20%	0.20%	14.37	14.37	5,272	75,774	13.04%	13.04%	2.23%
	2019		0.20%	0.20%	12.71	12.71	6,132	77,972	18.69%	18.69%	2.45%
	2018		0.20%	0.20%	10.71	10.71	8,225	88,114	-5.77%	-5.77%	1.94%
LVIP T. Rowe Price 2030 Fund - Standard Class
	2022		0.00%	0.20%	12.12	13.82	12,367	162,091	-17.04%	-16.87%	2.07%
	2021		0.00%	0.20%	16.15	16.66	14,338	226,196	13.37%	13.37%	2.26%
	2020		0.20%	0.35%	14.24	20.39	13,072	213,002	14.84%	15.02%	2.16%
	2019		0.20%	0.35%	12.38	17.76	14,432	203,633	21.72%	21.91%	2.32%
	2018		0.20%	0.60%	10.16	13.14	17,058	199,059	-8.14%	-7.79%	1.92%
LVIP T. Rowe Price 2040 Fund - Standard Class
	2022		0.00%	0.20%	12.62	14.41	14,617	193,031	-17.91%	-17.74%	1.83%
	2021		0.00%	0.20%	16.97	17.55	14,165	228,230	16.70%	16.70%	2.65%
	2020		0.20%	0.35%	14.54	21.33	11,003	197,095	16.21%	16.39%	2.21%
	2019		0.20%	0.35%	12.49	18.35	10,826	165,514	24.01%	24.19%	2.31%
	2018		0.20%	0.35%	10.06	10.06	10,951	134,693	-8.89%	-8.89%	2.77%
LVIP T. Rowe Price Growth Stock Fund - Standard Class
	2022		0.15%	0.90%	11.05	43.21	58,769	1,370,024	-41.25%	-40.81%	0.00%
	2021		0.15%	0.90%	19.49	73.00	48,065	2,067,917	19.38%	20.29%	0.00%
	2020		0.15%	0.90%	16.21	60.69	44,934	1,681,164	35.25%	36.26%	0.00%
	2019		0.15%	0.90%	17.92	44.54	50,762	1,332,340	29.88%	30.86%	0.08%
	2018		0.15%	0.90%	13.70	34.03	47,218	957,752	-2.01%	-1.27%	0.20%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
	2022		0.00%	0.90%	12.93	58.37	48,939	1,180,837	-25.20%	-24.52%	0.02%
	2021		0.00%	0.90%	17.26	78.03	39,159	1,337,088	12.84%	13.85%	0.01%
	2020		0.00%	0.90%	16.59	57.03	36,207	1,138,259	30.91%	31.50%	0.00%
	2019		0.15%	0.60%	16.89	43.37	32,728	737,497	36.58%	37.19%	0.19%
	2018		0.15%	0.60%	12.32	31.61	27,133	497,121	-3.67%	-3.22%	0.44%
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
	2022		0.15%	0.15%	12.77	12.77	625	7,976	-20.25%	-20.25%	1.63%
	2021		0.15%	0.15%	16.01	16.01	487	7,795	15.20%	15.20%	2.83%
	2020		0.15%	0.15%	13.90	13.90	369	5,129	8.33%	8.33%	1.85%
	2019		0.15%	0.15%	12.83	12.83	241	3,098	17.00%	17.00%	1.63%
	2018		0.15%	0.15%	10.96	10.96	139	1,528	-4.79%	-4.79%	1.87%
LVIP Vanguard Bond Allocation Fund - Standard Class
	2022		0.15%	0.60%	9.35	11.10	127,054	1,264,146	-13.89%	-13.50%	2.04%
	2021		0.15%	0.60%	11.64	12.83	117,954	1,454,304	-1.88%	-1.43%	1.56%
	2020		0.15%	0.60%	11.81	13.02	100,287	1,256,246	5.05%	5.52%	1.83%
	2019		0.15%	0.60%	11.20	12.34	55,398	661,753	6.83%	7.32%	2.72%
	2018		0.15%	0.60%	10.43	11.50	48,885	548,414	-0.75%	-0.30%	2.23%
LVIP Vanguard Domestic Equity ETF Fund - Standard Class
	2022		0.15%	0.90%	19.61	31.94	44,829	1,111,833	-19.47%	-18.86%	1.30%
	2021		0.15%	0.90%	24.17	39.36	40,164	1,306,630	24.61%	25.55%	1.30%
	2020		0.15%	0.90%	19.25	31.35	36,711	977,117	18.75%	19.68%	1.38%
	2019		0.15%	0.90%	16.09	26.20	38,308	840,313	29.12%	30.13%	1.77%
	2018		0.15%	0.90%	12.37	20.14	29,802	530,683	-5.78%	-5.07%	1.56%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Vanguard International Equity ETF Fund - Standard Class
	2022		0.15%	0.60%	$10.12	$16.78	132,257	$1,600,367	-17.12%	-16.75%	2.61%
	2021		0.15%	0.60%	12.17	20.19	115,083	1,867,942	7.52%	8.00%	3.10%
	2020		0.15%	0.90%	11.27	18.74	99,125	1,534,413	9.90%	10.73%	2.63%
	2019		0.15%	0.90%	12.16	16.95	53,151	748,514	21.46%	22.02%	3.72%
	2018		0.15%	0.60%	9.99	13.92	33,783	393,474	-15.22%	-14.83%	2.36%
LVIP Wellington Capital Growth Fund - Standard Class
	2022		0.10%	0.60%	14.36	50.43	57,391	1,929,886	-33.73%	-33.39%	0.00%
	2021		0.10%	0.60%	21.59	75.76	46,682	2,577,907	16.42%	17.06%	0.00%
	2020		0.10%	0.60%	18.47	64.78	44,822	2,214,484	42.17%	42.96%	0.00%
	2019		0.10%	0.60%	19.84	45.36	40,977	1,425,256	40.54%	41.32%	0.00%
	2018		0.10%	0.60%	14.06	32.13	38,880	1,080,102	0.75%	1.28%	0.00%
LVIP Wellington SMID Cap Value Fund - Standard Class
	2022		0.10%	0.90%	12.94	36.39	27,429	738,533	-10.81%	-10.09%	0.77%
	2021		0.10%	0.90%	14.41	40.49	26,731	822,610	27.05%	28.07%	0.51%
	2020		0.10%	0.90%	11.26	31.63	27,103	653,043	0.86%	1.67%	0.99%
	2019		0.10%	0.90%	13.24	31.13	25,349	592,585	29.42%	30.46%	1.09%
	2018		0.10%	0.90%	10.16	23.87	20,858	401,513	-15.30%	-14.62%	0.71%
M Capital Appreciation Fund
	2022		0.20%	0.20%	13.92	13.92	713	9,922	-18.30%	-18.30%	0.00%
	2021		0.20%	0.20%	17.04	17.04	625	10,648	17.48%	17.48%	0.00%
	2020		0.20%	0.20%	14.50	14.50	677	9,820	17.49%	17.49%	0.00%
	2019		0.20%	0.20%	12.34	12.34	633	7,813	28.59%	28.59%	0.35%
	2018		0.20%	0.20%	9.60	9.60	574	5,514	-14.32%	-14.32%	0.31%
M International Equity Fund
	2022		0.20%	0.20%	11.67	11.67	1,348	15,729	-14.33%	-14.33%	2.97%
	2021		0.20%	0.20%	13.62	13.62	1,141	15,550	10.83%	10.83%	2.50%
	2020		0.20%	0.20%	12.29	12.29	1,154	14,187	8.68%	8.68%	1.79%
	2019		0.20%	0.20%	11.31	11.31	1,016	11,492	20.09%	20.09%	2.99%
	2018		0.20%	0.20%	9.42	9.42	904	8,515	-20.73%	-20.73%	1.54%
M Large Cap Growth Fund
	2022		0.20%	0.20%	19.27	19.27	742	14,297	-25.56%	-25.56%	0.00%
	2021		0.20%	0.20%	25.88	25.88	612	15,829	21.26%	21.26%	0.00%
	2020		0.20%	0.20%	21.35	21.35	595	12,698	28.63%	28.63%	0.00%
	2019		0.20%	0.20%	16.59	16.59	705	11,706	35.82%	35.82%	0.00%
	2018		0.20%	0.20%	12.22	12.22	733	8,954	-5.14%	-5.14%	0.00%
M Large Cap Value Fund
	2022		0.20%	0.20%	14.69	14.69	1,041	15,295	-1.65%	-1.65%	2.09%
	2021		0.20%	0.20%	14.94	14.94	1,074	16,038	29.75%	29.75%	1.62%
	2020		0.20%	0.20%	11.51	11.51	1,169	13,453	-3.36%	-3.36%	2.17%
	2019		0.20%	0.20%	11.91	11.91	957	11,396	21.27%	21.27%	1.87%
	2018		0.20%	0.20%	9.82	9.82	874	8,580	-12.25%	-12.25%	1.46%
MFS® VIT Growth Series - Initial Class
	2022		0.00%	0.90%	12.97	52.57	60,055	1,577,499	-32.25%	-31.63%	0.00%
	2021		0.00%	0.90%	19.01	93.51	52,047	2,208,951	22.20%	23.53%	0.00%
	2020		0.00%	0.90%	25.73	76.38	41,370	1,786,350	30.67%	31.84%	0.00%
	2019		0.10%	0.90%	19.55	58.45	39,745	1,567,217	36.89%	38.11%	0.00%
	2018		0.10%	0.90%	14.18	42.69	41,634	1,214,542	1.52%	2.55%	0.09%
MFS® VIT Total Return Series - Initial Class
	2022		0.00%	0.90%	12.44	29.75	133,594	2,484,136	-10.39%	-9.58%	1.70%
	2021		0.00%	0.90%	13.79	33.20	139,921	2,862,807	13.09%	14.12%	1.82%
	2020		0.00%	0.90%	12.57	29.36	124,233	2,419,608	8.83%	9.76%	2.31%
	2019		0.10%	0.90%	12.37	26.98	125,124	2,326,804	19.30%	20.35%	2.39%
	2018		0.10%	0.90%	11.12	22.61	130,891	2,005,116	-6.46%	-5.71%	2.29%
MFS® VIT Utilities Series - Initial Class
	2022		0.00%	0.90%	13.46	48.15	115,786	2,755,078	-0.15%	0.76%	2.36%
	2021		0.00%	0.90%	13.39	77.80	122,824	3,169,604	13.07%	14.09%	1.75%
	2020		0.00%	0.90%	13.23	68.81	112,682	2,724,856	4.95%	5.84%	2.50%
	2019		0.10%	0.90%	13.37	65.56	104,430	2,615,102	23.95%	25.02%	4.01%
	2018		0.10%	0.90%	10.71	52.89	121,662	2,337,407	0.15%	0.96%	1.11%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS® VIT II Core Equity Portfolio - Initial Class
	2022		0.20%	0.35%	$21.85	$34.71	788	$21,032	-17.56%	-17.44%	0.34%
	2021		0.20%	0.35%	26.47	42.10	668	22,974	24.85%	25.08%	0.46%
	2020		0.20%	0.35%	33.18	33.71	587	15,777	18.27%	18.30%	0.54%
	2019		0.35%	0.35%	28.05	28.49	1,193	33,906	32.69%	32.74%	0.85%
	2018		0.35%	0.35%	21.14	21.47	1,101	23,582	-4.17%	-4.16%	0.72%
Neuberger Berman AMT Large Cap Value Portfolio - I Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.02%
	2018		0.35%	0.35%	20.68	20.68	5,399	111,632	-1.39%	-1.39%	1.20%
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class
	2022		0.00%	0.90%	12.63	52.65	52,098	937,689	-29.37%	-28.73%	0.00%
	2021		0.00%	0.90%	17.76	74.55	61,826	1,637,469	11.98%	12.99%	0.00%
	2020		0.00%	0.90%	21.13	66.57	54,117	1,495,180	38.73%	39.70%	0.00%
	2019		0.20%	0.90%	15.12	47.99	56,914	1,196,364	31.56%	32.48%	0.00%
	2018		0.20%	0.90%	11.42	36.48	68,157	1,109,189	-7.24%	-6.59%	0.00%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	2022		0.00%	0.35%	12.26	23.91	19,733	320,520	-10.07%	-9.75%	0.58%
	2021		0.00%	0.90%	13.58	45.07	22,736	424,628	31.61%	32.79%	0.62%
	2020		0.00%	0.90%	11.18	34.25	25,753	360,786	-3.49%	-2.81%	1.33%
	2019		0.20%	0.90%	11.50	35.49	22,713	328,211	15.70%	16.51%	0.71%
	2018		0.20%	0.90%	9.87	30.67	31,291	419,318	-16.04%	-15.44%	0.65%
Neuberger Berman AMT Sustainable Equity Portfolio - I Class
	2022		0.00%	0.00%	13.88	13.88	10,971	152,250	-18.45%	-18.45%	0.44%
	2021		0.00%	0.00%	17.02	17.02	11,094	188,802	23.48%	23.48%	0.38%
	2020		0.35%	0.35%	30.14	30.14	5,167	155,722	19.14%	19.14%	0.62%
	2019	4/30/19	0.35%	0.35%	25.30	25.30	5,278	133,507	9.15%	9.15%	0.41%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class
	2022		0.10%	0.90%	8.69	15.33	41,158	493,301	7.64%	8.51%	20.92%
	2021		0.10%	0.90%	8.03	12.49	52,841	559,797	32.15%	33.22%	4.23%
	2020		0.10%	0.90%	6.04	9.38	71,227	560,357	0.44%	1.21%	6.45%
	2019		0.10%	0.90%	5.98	8.83	85,243	639,206	10.77%	11.28%	4.49%
	2018		0.10%	0.90%	5.39	7.94	81,833	551,888	-14.90%	-14.22%	2.08%
Putnam VT Global Health Care Fund - Class IB
	2022		0.20%	0.35%	16.42	37.92	8,090	143,539	-5.01%	-4.86%	0.43%
	2021		0.20%	0.90%	36.50	54.58	6,971	186,353	18.33%	18.98%	1.03%
	2020		0.35%	0.90%	30.67	46.13	3,894	140,921	15.24%	15.87%	0.49%
	2019		0.35%	0.90%	26.47	40.03	3,972	124,613	29.12%	29.84%	0.00%
	2018		0.35%	0.90%	20.39	31.00	3,342	82,561	-1.48%	-0.94%	0.95%
Putnam VT Large Cap Value Fund - Class IB
	2022		0.20%	0.20%	15.05	15.05	3,112	46,853	-3.32%	-3.32%	1.46%
	2021		0.20%	0.35%	31.73	31.73	1,794	48,945	26.86%	26.86%	1.19%
	2020		0.35%	0.90%	25.01	28.94	1,519	38,844	4.85%	5.43%	1.69%
	2019		0.35%	0.90%	23.72	27.60	1,532	37,197	29.23%	29.95%	1.98%
	2018		0.35%	0.90%	18.26	21.36	1,547	28,947	-9.30%	-8.81%	0.69%
Templeton Foreign VIP Fund - Class 1
	2022		0.55%	0.55%	13.99	13.99	21,455	300,163	-7.89%	-7.89%	3.34%
	2021		0.55%	0.55%	15.19	15.19	22,406	340,338	3.86%	3.86%	2.03%
	2020		0.55%	0.55%	14.62	14.62	22,171	324,242	-1.46%	-1.46%	3.54%
	2019		0.55%	0.55%	14.84	14.84	20,592	305,605	12.22%	12.22%	1.93%
	2018		0.55%	0.55%	13.23	13.23	19,120	252,870	-15.73%	-15.73%	2.84%
Templeton Foreign VIP Fund - Class 2
	2022		0.00%	0.20%	10.22	10.29	7,417	76,290	-7.79%	-7.61%	3.07%
	2021		0.00%	0.35%	11.08	15.09	7,525	84,502	3.79%	4.16%	1.84%
	2020		0.00%	0.35%	14.54	14.54	5,460	76,661	-1.50%	-1.50%	3.34%
	2019		0.35%	0.90%	14.76	16.89	5,218	77,901	11.52%	12.14%	1.72%
	2018		0.35%	0.90%	13.16	15.15	5,385	71,687	-16.21%	-15.74%	2.35%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Templeton Global Bond VIP Fund - Class 1
	2022		0.15%	0.90%	$8.53	$16.90	104,821	$955,158	-5.70%	-4.99%	0.00%
	2021		0.15%	0.90%	8.98	17.92	134,186	1,282,055	-5.48%	-4.77%	0.00%
	2020		0.15%	0.90%	9.65	18.96	123,770	1,241,812	-5.92%	-5.22%	8.17%
	2019		0.15%	0.90%	10.23	20.16	111,922	1,192,715	1.33%	2.10%	7.00%
	2018		0.15%	0.90%	10.06	19.89	117,059	1,244,513	1.30%	2.06%	0.00%
Templeton Growth VIP Fund - Class 1
	2022		0.20%	0.90%	10.82	22.56	23,797	310,558	-12.12%	-11.50%	0.51%
	2021		0.20%	0.90%	12.22	25.67	23,905	365,510	4.32%	5.05%	1.30%
	2020		0.20%	0.90%	11.89	24.61	23,116	359,732	5.04%	5.77%	3.23%
	2019		0.20%	0.90%	11.24	23.43	25,057	383,481	14.40%	15.20%	3.03%
	2018		0.20%	0.90%	9.76	20.48	24,360	325,900	-15.38%	-14.78%	2.23%
Templeton Growth VIP Fund - Class 2
	2022		0.00%	0.00%	10.79	10.79	2,811	30,341	-11.50%	-11.50%	0.16%
	2021		0.00%	0.00%	12.20	12.20	2,744	33,471	4.87%	4.87%	1.09%
	2020		0.00%	0.35%	19.84	19.84	1,898	30,521	5.43%	5.43%	2.91%
	2019		0.35%	0.35%	18.82	18.82	1,423	26,776	14.75%	14.75%	2.95%
	2018		0.35%	0.35%	16.40	16.40	1,647	26,999	-15.15%	-15.15%	2.13%
TOPS® Moderate Growth ETF Portfolio - Class 2 Shares
	2021	5/3/21	0.15%	0.15%	13.67	13.67	1,366	18,678	4.40%	4.40%	1.34%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received; thereby, a succeeding commencement date is disclosed. In the scenario where a subaccount commenced operations during the year, the total returns may not bear proportion to the fee rate range if multiple fee rates commenced during the year.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts that existed for the entire year. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values for only those subaccounts that existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2022:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Growth and Income Portfolio - Class A	$180,879	$139,502
AB VPS International Value Portfolio - Class A	86,295	49,417
AB VPS Large Cap Growth Portfolio - Class A	66,890	5,909
AB VPS Small/Mid Cap Value Portfolio - Class A	811,935	483,957
AB VPS Sustainable Global Thematic Portfolio - Class A	191,985	41,779
American Century VP Balanced Fund - Class I	67,929	16,393
American Century VP Inflation Protection Fund - Class I	91,366	144,002
American Funds Global Growth Fund - Class 2	588,619	177,283
American Funds Global Small Capitalization Fund - Class 2	1,668,791	67,927
American Funds Growth Fund - Class 2	2,404,508	1,094,140
American Funds Growth-Income Fund - Class 2	1,174,516	1,215,170
American Funds International Fund - Class 2	1,543,582	276,534
BlackRock Global Allocation V.I. Fund - Class I	117,697	2,781,990
ClearBridge Variable Mid Cap Portfolio - Class I	68,930	28,326
Delaware VIP® Emerging Markets Series - Standard Class	396,845	169,815
Delaware VIP® Small Cap Value Series - Standard Class	322,125	312,526
DWS Alternative Asset Allocation VIP Portfolio - Class A	40,782	41,634
DWS Equity 500 Index VIP Portfolio - Class A	308,487	297,099
DWS Small Cap Index VIP Portfolio - Class A	185,899	27,098
Fidelity® VIP Asset Manager Portfolio - Initial Class	23,612	24,619
Fidelity® VIP Contrafund® Portfolio - Service Class	547,272	401,014
Fidelity® VIP Equity-Income Portfolio - Initial Class	12,051	24,779
Fidelity® VIP Equity-Income Portfolio - Service Class	24,701	82,301
Fidelity® VIP Growth Opportunities Portfolio - Service Class	106,406	10,581
Fidelity® VIP Growth Portfolio - Service Class	506,636	288,115
Fidelity® VIP High Income Portfolio - Service Class	12,332	3,846
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	27,098	24,346
Fidelity® VIP Mid Cap Portfolio - Service Class	258,479	325,080
Fidelity® VIP Overseas Portfolio - Service Class	59,358	10,418
Franklin Income VIP Fund - Class 1	489,704	548,245
Franklin Mutual Shares VIP Fund - Class 1	303,846	238,645
Franklin Small-Mid Cap Growth VIP Fund - Class 1	321,497	35,008
Invesco V.I. American Franchise Fund - Series I Shares	352,406	49,020
Invesco V.I. Core Equity Fund - Series I Shares	233,709	196,558
Invesco V.I. Core Plus Bond Fund - Series I Shares	22,790	27,684
Invesco V.I. EQV International Equity Fund - Series I Shares	170,312	97,697
Janus Henderson Balanced Portfolio - Institutional Shares	15,968	13,644
Janus Henderson Balanced Portfolio - Service Shares	19,319	25,601
Janus Henderson Enterprise Portfolio - Service Shares	43,147	45,996
Janus Henderson Global Research Portfolio - Institutional Shares	78,393	73,418
Janus Henderson Global Research Portfolio - Service Shares	14,123	24,428
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	21,000	16,757
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	42,141	16,835
LVIP Baron Growth Opportunities Fund - Service Class	181,128	64,582
LVIP Baron Growth Opportunities Fund - Standard Class	79,436	7,803
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	97,160	128,565
LVIP BlackRock Global Allocation Fund - Standard Class	2,948,682	135,662
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	5,032	6,571
LVIP BlackRock Global Real Estate Fund - Standard Class	179,996	22,279
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	118,049	128,854
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	6,375	9,624
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	65,210	36,060
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	30,852	16,344
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	2,953	1,652
LVIP Delaware Bond Fund - Standard Class	332,901	424,550
LVIP Delaware Diversified Floating Rate Fund - Standard Class	113,137	191,209
LVIP Delaware Diversified Income Fund - Standard Class	367,193	262,520

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Delaware High Yield Fund - Standard Class	$76,838	$135,068
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	97,910	229,507
LVIP Delaware Mid Cap Value Fund - Standard Class	75,849	100,721
LVIP Delaware REIT Fund - Standard Class	165,789	291,051
LVIP Delaware SMID Cap Core Fund - Standard Class	145,707	284,369
LVIP Delaware Social Awareness Fund - Standard Class	98,892	20,275
LVIP Delaware U.S. Growth Fund - Standard Class	680,684	64,249
LVIP Delaware Value Fund - Standard Class	211,795	271,655
LVIP Delaware Wealth Builder Fund - Standard Class	18,538	6,938
LVIP Dimensional International Core Equity Fund - Standard Class	15,707	4,221
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	59,500	44,994
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	43,840	24,257
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	24,867	5,577
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	90,164	62,863
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	22,226	32,151
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	122,776	24,117
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	389,691	130,392
LVIP Global Income Fund - Standard Class	46,837	46,557
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	511,751	163,521
LVIP Government Money Market Fund - Standard Class	860,419	1,583,038
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	165	31
LVIP JPMorgan High Yield Fund - Standard Class	100,053	92,844
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	43,161	22,515
LVIP MFS International Growth Fund - Standard Class	163,355	102,238
LVIP MFS Value Fund - Standard Class	541,191	530,534
LVIP Mondrian International Value Fund - Standard Class	140,705	135,997
LVIP SSGA Bond Index Fund - Standard Class	76,661	65,753
LVIP SSGA Conservative Index Allocation Fund - Standard Class	16,442	15,761
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	8,840	5,704
LVIP SSGA Developed International 150 Fund - Standard Class	24,317	9,801
LVIP SSGA Emerging Markets 100 Fund - Standard Class	67,098	27,042
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	98,382	23,149
LVIP SSGA International Index Fund - Standard Class	136,905	51,281
LVIP SSGA International Managed Volatility Fund - Standard Class	4,976	2,280
LVIP SSGA Large Cap 100 Fund - Standard Class	89,527	51,035
LVIP SSGA Moderate Index Allocation Fund - Standard Class	97,946	40,172
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	201,660	40,991
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	70,940	56,920
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	151,871	26,409
LVIP SSGA S&P 500 Index Fund - Standard Class	2,045,816	598,171
LVIP SSGA Small-Cap Index Fund - Standard Class	331,604	125,550
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	169,190	104,880
LVIP T. Rowe Price 2020 Fund - Standard Class	8,720	7,092
LVIP T. Rowe Price 2030 Fund - Standard Class	17,856	31,039
LVIP T. Rowe Price 2040 Fund - Standard Class	19,823	2,916
LVIP T. Rowe Price Growth Stock Fund - Standard Class	477,115	49,064
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	375,123	57,227
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	2,865	340
LVIP Vanguard Bond Allocation Fund - Standard Class	136,147	70,547
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	119,688	46,802
LVIP Vanguard International Equity ETF Fund - Standard Class	141,970	58,790
LVIP Wellington Capital Growth Fund - Standard Class	788,683	186,406
LVIP Wellington SMID Cap Value Fund - Standard Class	127,351	39,716
M Capital Appreciation Fund	2,345	314
M International Equity Fund	2,968	232
M Large Cap Growth Fund	4,125	226
M Large Cap Value Fund	2,154	1,740
MFS® VIT Growth Series - Initial Class	321,729	45,607
MFS® VIT Total Return Series - Initial Class	417,131	257,824
MFS® VIT Utilities Series - Initial Class	233,049	496,866
MFS® VIT II Core Equity Portfolio - Initial Class	5,459	774

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	$287,039	$345,917
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	59,024	75,079
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	16,784	2,699
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	172,527	191,812
Putnam VT Global Health Care Fund - Class IB	32,729	49,891
Putnam VT Large Cap Value Fund - Class IB	4,728	640
Templeton Foreign VIP Fund - Class 1	30,155	35,099
Templeton Foreign VIP Fund - Class 2	6,621	6,126
Templeton Global Bond VIP Fund - Class 1	69,632	336,295
Templeton Growth VIP Fund - Class 1	12,244	24,909
Templeton Growth VIP Fund - Class 2	3,388	2,565
TOPS® Moderate Growth ETF Portfolio - Class 2 Shares	—	18,502

5. Investments

The following is a summary of investments owned at December 31, 2022:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Growth and Income Portfolio - Class A	28,855	$29.00	$836,781	$829,485
AB VPS International Value Portfolio - Class A	44,685	12.95	578,677	613,955
AB VPS Large Cap Growth Portfolio - Class A	4,743	58.90	279,345	318,970
AB VPS Small/Mid Cap Value Portfolio - Class A	173,736	16.62	2,887,489	3,145,285
AB VPS Sustainable Global Thematic Portfolio - Class A	28,478	30.42	866,312	978,785
American Century VP Balanced Fund - Class I	34,514	6.70	231,245	267,965
American Century VP Inflation Protection Fund - Class I	56,779	9.40	533,718	593,892
American Funds Global Growth Fund - Class 2	95,474	29.79	2,844,158	3,061,278
American Funds Global Small Capitalization Fund - Class 2	210,696	15.30	3,223,654	4,562,943
American Funds Growth Fund - Class 2	125,269	75.40	9,445,285	10,967,962
American Funds Growth-Income Fund - Class 2	166,406	49.46	8,230,428	8,249,239
American Funds International Fund - Class 2	423,788	15.23	6,454,294	7,900,358
ClearBridge Variable Mid Cap Portfolio - Class I	21,882	20.36	445,524	545,433
Delaware VIP® Emerging Markets Series - Standard Class	110,622	19.70	2,179,245	2,515,548
Delaware VIP® Small Cap Value Series - Standard Class	64,705	37.06	2,397,964	2,349,599
DWS Alternative Asset Allocation VIP Portfolio - Class A	22,483	12.99	292,050	297,606
DWS Equity 500 Index VIP Portfolio - Class A	143,405	22.97	3,294,021	3,256,199
DWS Small Cap Index VIP Portfolio - Class A	60,610	12.12	734,592	872,781
Fidelity® VIP Asset Manager Portfolio - Initial Class	3,282	14.32	47,001	51,041
Fidelity® VIP Contrafund® Portfolio - Service Class	116,742	37.63	4,393,015	4,706,730
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,948	23.56	93,008	91,660
Fidelity® VIP Equity-Income Portfolio - Service Class	10,771	23.38	251,816	255,524
Fidelity® VIP Growth Opportunities Portfolio - Service Class	6,546	40.87	267,541	444,099
Fidelity® VIP Growth Portfolio - Service Class	30,703	70.98	2,179,271	2,409,800
Fidelity® VIP High Income Portfolio - Service Class	18,611	4.37	81,328	96,357
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	8,609	10.80	92,981	111,963
Fidelity® VIP Mid Cap Portfolio - Service Class	75,738	32.25	2,442,561	2,578,287
Fidelity® VIP Overseas Portfolio - Service Class	20,559	21.58	443,653	449,321
Franklin Income VIP Fund - Class 1	346,329	15.39	5,329,998	5,451,059
Franklin Mutual Shares VIP Fund - Class 1	121,667	15.53	1,889,487	2,190,995
Franklin Small-Mid Cap Growth VIP Fund - Class 1	62,679	13.42	841,146	1,241,682
Invesco V.I. American Franchise Fund - Series I Shares	24,122	42.84	1,033,407	1,499,841
Invesco V.I. Core Equity Fund - Series I Shares	45,852	24.55	1,125,669	1,450,135
Invesco V.I. Core Plus Bond Fund - Series I Shares	10,374	5.56	57,677	66,267
Invesco V.I. EQV International Equity Fund - Series I Shares	20,711	28.94	599,390	746,387
Janus Henderson Balanced Portfolio - Institutional Shares	5,983	40.01	239,380	276,325
Janus Henderson Balanced Portfolio - Service Shares	6,713	42.47	285,117	308,613
Janus Henderson Enterprise Portfolio - Service Shares	2,895	62.78	181,723	207,862
Janus Henderson Global Research Portfolio - Institutional Shares	9,090	50.02	454,674	580,179
Janus Henderson Global Research Portfolio - Service Shares	1,410	48.41	68,277	83,027
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	7,054	10.41	73,434	116,200

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	18,584	$15.65	$290,842	$338,574
LVIP Baron Growth Opportunities Fund - Service Class	13,224	62.06	820,672	832,941
LVIP Baron Growth Opportunities Fund - Standard Class	6,735	64.98	437,603	362,195
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	25,601	20.60	527,295	520,083
LVIP BlackRock Global Allocation Fund - Standard Class	249,368	10.40	2,592,182	2,794,384
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	1,501	10.75	16,127	18,096
LVIP BlackRock Global Real Estate Fund - Standard Class	89,519	6.84	611,865	765,056
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	98,223	8.91	875,561	1,008,104
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	1,676	11.39	19,087	20,880
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	8,651	33.86	292,927	328,844
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	7,374	16.67	122,907	112,550
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	1,834	13.26	24,328	23,912
LVIP Delaware Bond Fund - Standard Class	391,089	11.43	4,470,142	5,344,417
LVIP Delaware Diversified Floating Rate Fund - Standard Class	152,537	9.68	1,476,709	1,533,140
LVIP Delaware Diversified Income Fund - Standard Class	385,171	8.74	3,364,851	4,001,031
LVIP Delaware High Yield Fund - Standard Class	211,415	4.01	848,410	1,029,666
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	167,122	9.17	1,533,006	1,647,327
LVIP Delaware Mid Cap Value Fund - Standard Class	22,921	39.84	913,114	822,452
LVIP Delaware REIT Fund - Standard Class	121,041	12.08	1,462,300	1,611,496
LVIP Delaware SMID Cap Core Fund - Standard Class	102,869	23.40	2,406,613	2,518,664
LVIP Delaware Social Awareness Fund - Standard Class	16,134	38.31	618,124	680,019
LVIP Delaware U.S. Growth Fund - Standard Class	302,861	7.12	2,156,672	3,020,293
LVIP Delaware Value Fund - Standard Class	73,161	25.98	1,901,021	2,019,689
LVIP Delaware Wealth Builder Fund - Standard Class	18,006	10.53	189,616	233,120
LVIP Dimensional International Core Equity Fund - Standard Class	6,812	10.67	72,669	72,180
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	42,717	8.96	382,748	394,374
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	10,924	36.65	400,321	370,930
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	10,049	16.56	166,362	133,597
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	44,136	19.32	852,840	684,707
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	4,569	37.71	172,300	159,596
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	57,117	11.18	638,793	767,870
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	218,335	11.18	2,440,547	2,993,852
LVIP Global Income Fund - Standard Class	54,461	9.25	503,925	595,353
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	272,640	11.62	3,167,801	3,829,947
LVIP Government Money Market Fund - Standard Class	247,582	10.00	2,475,820	2,475,825
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	73	12.05	885	848
LVIP JPMorgan High Yield Fund - Standard Class	107,465	9.14	982,125	1,124,359
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	10,915	17.44	190,359	180,711
LVIP MFS International Growth Fund - Standard Class	76,080	17.74	1,349,286	1,363,017
LVIP MFS Value Fund - Standard Class	117,764	50.82	5,985,221	4,672,357
LVIP Mondrian International Value Fund - Standard Class	66,472	14.27	948,749	1,047,785
LVIP SSGA Bond Index Fund - Standard Class	107,452	9.77	1,050,026	1,241,209
LVIP SSGA Conservative Index Allocation Fund - Standard Class	21,667	12.38	268,196	278,638
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	8,486	10.38	88,041	101,969
LVIP SSGA Developed International 150 Fund - Standard Class	24,845	7.06	175,309	199,933
LVIP SSGA Emerging Markets 100 Fund - Standard Class	53,028	6.89	365,312	426,406
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	70,973	10.06	713,631	839,961
LVIP SSGA International Index Fund - Standard Class	156,162	9.18	1,433,257	1,412,691
LVIP SSGA International Managed Volatility Fund - Standard Class	4,016	8.30	33,334	35,273
LVIP SSGA Large Cap 100 Fund - Standard Class	64,714	11.95	773,013	850,020
LVIP SSGA Moderate Index Allocation Fund - Standard Class	69,709	14.55	1,014,340	1,010,132
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	120,728	11.38	1,373,648	1,547,492
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	41,156	15.19	625,321	624,601
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	86,388	11.90	1,027,762	1,124,078
LVIP SSGA S&P 500 Index Fund - Standard Class	630,390	21.85	13,773,397	12,607,680
LVIP SSGA Small-Cap Index Fund - Standard Class	55,279	27.34	1,511,229	1,637,186
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	130,664	10.70	1,397,577	1,555,941
LVIP T. Rowe Price 2020 Fund - Standard Class	7,179	8.48	60,867	78,759
LVIP T. Rowe Price 2030 Fund - Standard Class	16,209	10.00	162,092	191,312
LVIP T. Rowe Price 2040 Fund - Standard Class	19,177	10.07	193,031	225,565
LVIP T. Rowe Price Growth Stock Fund - Standard Class	39,232	34.92	1,370,031	1,846,672

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	49,659	$23.78	$1,180,843	$1,399,543
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	797	10.01	7,976	9,250
LVIP Vanguard Bond Allocation Fund - Standard Class	140,759	8.98	1,264,153	1,414,869
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	43,068	25.82	1,111,839	892,780
LVIP Vanguard International Equity ETF Fund - Standard Class	153,044	10.46	1,600,376	1,689,969
LVIP Wellington Capital Growth Fund - Standard Class	45,811	42.13	1,929,895	2,428,857
LVIP Wellington SMID Cap Value Fund - Standard Class	29,828	24.76	738,537	732,044
M Capital Appreciation Fund	469	21.14	9,922	11,969
M International Equity Fund	1,304	12.06	15,729	16,354
M Large Cap Growth Fund	617	23.19	14,297	18,120
M Large Cap Value Fund	1,081	14.15	15,295	14,082
MFS® VIT Growth Series - Initial Class	32,851	48.02	1,577,510	1,881,091
MFS® VIT Total Return Series - Initial Class	110,456	22.49	2,484,148	2,685,988
MFS® VIT Utilities Series - Initial Class	75,856	36.32	2,755,092	2,462,606
MFS® VIT II Core Equity Portfolio - Initial Class	886	23.73	21,032	24,111
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	41,601	22.54	937,695	1,252,994
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	21,087	15.20	320,522	334,690
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	5,681	26.80	152,250	197,214
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	71,597	6.89	493,304	543,090
Putnam VT Global Health Care Fund - Class IB	8,850	16.22	143,540	137,699
Putnam VT Large Cap Value Fund - Class IB	1,731	27.07	46,853	45,760
Templeton Foreign VIP Fund - Class 1	24,129	12.44	300,168	327,020
Templeton Foreign VIP Fund - Class 2	6,269	12.17	76,290	85,909
Templeton Global Bond VIP Fund - Class 1	72,636	13.15	955,163	1,150,577
Templeton Growth VIP Fund - Class 1	29,662	10.47	310,561	359,746
Templeton Growth VIP Fund - Class 2	2,963	10.24	30,341	33,316

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2022, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Growth and Income Portfolio - Class A	5,993	(5,984)	9
AB VPS International Value Portfolio - Class A	5,383	(4,163)	1,220
AB VPS Large Cap Growth Portfolio - Class A	3,396	(124)	3,272
AB VPS Small/Mid Cap Value Portfolio - Class A	23,755	(25,646)	(1,891)
AB VPS Sustainable Global Thematic Portfolio - Class A	4,185	(1,760)	2,425
American Century VP Balanced Fund - Class I	1,934	(1,058)	876
American Century VP Inflation Protection Fund - Class I	5,082	(11,733)	(6,651)
American Funds Global Growth Fund - Class 2	13,310	(8,708)	4,602
American Funds Global Small Capitalization Fund - Class 2	31,642	(3,529)	28,113
American Funds Growth Fund - Class 2	86,738	(50,993)	35,745
American Funds Growth-Income Fund - Class 2	43,267	(49,180)	(5,913)
American Funds International Fund - Class 2	44,838	(19,395)	25,443
BlackRock Global Allocation V.I. Fund - Class I	8,414	(175,853)	(167,439)
ClearBridge Variable Mid Cap Portfolio - Class I	2,485	(1,604)	881
Delaware VIP® Emerging Markets Series - Standard Class	24,808	(12,251)	12,557
Delaware VIP® Small Cap Value Series - Standard Class	30,025	(16,942)	13,083
DWS Alternative Asset Allocation VIP Portfolio - Class A	1,309	(2,735)	(1,426)
DWS Equity 500 Index VIP Portfolio - Class A	27,899	(11,195)	16,704
DWS Small Cap Index VIP Portfolio - Class A	9,030	(1,287)	7,743
Fidelity® VIP Asset Manager Portfolio - Initial Class	943	(1,185)	(242)
Fidelity® VIP Contrafund® Portfolio - Service Class	31,666	(18,120)	13,546
Fidelity® VIP Equity-Income Portfolio - Initial Class	223	(752)	(529)
Fidelity® VIP Equity-Income Portfolio - Service Class	2,952	(4,182)	(1,230)
Fidelity® VIP Growth Opportunities Portfolio - Service Class	3,313	(680)	2,633
Fidelity® VIP Growth Portfolio - Service Class	24,078	(7,927)	16,151
Fidelity® VIP High Income Portfolio - Service Class	2,355	(353)	2,002
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,472	(1,798)	(326)

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Mid Cap Portfolio - Service Class	7,697	(15,607)	(7,910)
Fidelity® VIP Overseas Portfolio - Service Class	5,238	(594)	4,644
Franklin Income VIP Fund - Class 1	6,821	(24,325)	(17,504)
Franklin Mutual Shares VIP Fund - Class 1	4,376	(10,437)	(6,061)
Franklin Small-Mid Cap Growth VIP Fund - Class 1	7,085	(1,647)	5,438
Invesco V.I. American Franchise Fund - Series I Shares	5,998	(1,828)	4,170
Invesco V.I. Core Equity Fund - Series I Shares	7,357	(13,386)	(6,029)
Invesco V.I. Core Plus Bond Fund - Series I Shares	1,487	(1,824)	(337)
Invesco V.I. EQV International Equity Fund - Series I Shares	7,738	(7,874)	(136)
Janus Henderson Balanced Portfolio - Institutional Shares	743	(1,047)	(304)
Janus Henderson Balanced Portfolio - Service Shares	2,167	(1,470)	697
Janus Henderson Enterprise Portfolio - Service Shares	1,747	(1,789)	(42)
Janus Henderson Global Research Portfolio - Institutional Shares	2,822	(5,765)	(2,943)
Janus Henderson Global Research Portfolio - Service Shares	464	(1,505)	(1,041)
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	306	(1,086)	(780)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	1,345	(1,167)	178
LVIP Baron Growth Opportunities Fund - Service Class	9,990	(2,365)	7,625
LVIP Baron Growth Opportunities Fund - Standard Class	2,228	(363)	1,865
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	1,546	(5,922)	(4,376)
LVIP BlackRock Global Allocation Fund - Standard Class	183,682	(8,603)	175,079
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	306	(491)	(185)
LVIP BlackRock Global Real Estate Fund - Standard Class	14,193	(1,635)	12,558
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	3,030	(10,043)	(7,013)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	381	(683)	(302)
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	4,038	(1,631)	2,407
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	917	(645)	272
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	30	(116)	(86)
LVIP Delaware Bond Fund - Standard Class	27,650	(30,794)	(3,144)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	7,190	(16,846)	(9,656)
LVIP Delaware Diversified Income Fund - Standard Class	20,441	(20,604)	(163)
LVIP Delaware High Yield Fund - Standard Class	3,836	(10,316)	(6,480)
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	5,227	(18,771)	(13,544)
LVIP Delaware Mid Cap Value Fund - Standard Class	1,417	(3,088)	(1,671)
LVIP Delaware REIT Fund - Standard Class	12,556	(15,669)	(3,113)
LVIP Delaware SMID Cap Core Fund - Standard Class	14,440	(14,701)	(261)
LVIP Delaware Social Awareness Fund - Standard Class	1,386	(799)	587
LVIP Delaware U.S. Growth Fund - Standard Class	10,067	(1,626)	8,441
LVIP Delaware Value Fund - Standard Class	10,987	(12,052)	(1,065)
LVIP Delaware Wealth Builder Fund - Standard Class	251	(470)	(219)
LVIP Dimensional International Core Equity Fund - Standard Class	1,098	(335)	763
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	4,383	(3,414)	969
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	862	(1,156)	(294)
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	781	(314)	467
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	5,063	(2,682)	2,381
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	652	(2,235)	(1,583)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	4,380	(1,800)	2,580
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	6,472	(9,609)	(3,137)
LVIP Global Income Fund - Standard Class	5,748	(3,549)	2,199
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	12,791	(10,651)	2,140
LVIP Government Money Market Fund - Standard Class	83,935	(159,214)	(75,279)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	5	(2)	3
LVIP JPMorgan High Yield Fund - Standard Class	6,536	(6,018)	518
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	974	(1,324)	(350)
LVIP MFS International Growth Fund - Standard Class	3,934	(6,519)	(2,585)
LVIP MFS Value Fund - Standard Class	15,804	(19,227)	(3,423)
LVIP Mondrian International Value Fund - Standard Class	12,713	(11,138)	1,575
LVIP SSGA Bond Index Fund - Standard Class	4,696	(5,492)	(796)
LVIP SSGA Conservative Index Allocation Fund - Standard Class	299	(988)	(689)
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	643	(338)	305
LVIP SSGA Developed International 150 Fund - Standard Class	1,089	(678)	411
LVIP SSGA Emerging Markets 100 Fund - Standard Class	3,522	(2,094)	1,428
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	5,721	(1,592)	4,129

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP SSGA International Index Fund - Standard Class	5,500	(3,390)	2,110
LVIP SSGA International Managed Volatility Fund - Standard Class	364	(260)	104
LVIP SSGA Large Cap 100 Fund - Standard Class	2,737	(1,479)	1,258
LVIP SSGA Moderate Index Allocation Fund - Standard Class	17,333	(1,872)	15,461
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	8,537	(2,200)	6,337
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	3,148	(2,929)	219
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	11,169	(1,388)	9,781
LVIP SSGA S&P 500 Index Fund - Standard Class	61,828	(22,121)	39,707
LVIP SSGA Small-Cap Index Fund - Standard Class	8,106	(6,528)	1,578
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	15,163	(4,857)	10,306
LVIP T. Rowe Price 2020 Fund - Standard Class	94	(517)	(423)
LVIP T. Rowe Price 2030 Fund - Standard Class	341	(2,312)	(1,971)
LVIP T. Rowe Price 2040 Fund - Standard Class	637	(185)	452
LVIP T. Rowe Price Growth Stock Fund - Standard Class	12,598	(1,894)	10,704
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	11,948	(2,168)	9,780
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	162	(24)	138
LVIP Vanguard Bond Allocation Fund - Standard Class	11,427	(2,327)	9,100
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	6,257	(1,592)	4,665
LVIP Vanguard International Equity ETF Fund - Standard Class	21,932	(4,758)	17,174
LVIP Wellington Capital Growth Fund - Standard Class	16,751	(6,042)	10,709
LVIP Wellington SMID Cap Value Fund - Standard Class	2,339	(1,641)	698
M Capital Appreciation Fund	109	(21)	88
M International Equity Fund	224	(17)	207
M Large Cap Growth Fund	140	(10)	130
M Large Cap Value Fund	85	(118)	(33)
MFS® VIT Growth Series - Initial Class	9,434	(1,426)	8,008
MFS® VIT Total Return Series - Initial Class	8,138	(14,465)	(6,327)
MFS® VIT Utilities Series - Initial Class	12,084	(19,122)	(7,038)
MFS® VIT II Core Equity Portfolio - Initial Class	143	(23)	120
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	7,523	(17,251)	(9,728)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,060	(4,063)	(3,003)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	64	(187)	(123)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	4,371	(16,054)	(11,683)
Putnam VT Global Health Care Fund - Class IB	3,539	(2,420)	1,119
Putnam VT Large Cap Value Fund - Class IB	1,342	(24)	1,318
Templeton Foreign VIP Fund - Class 1	1,485	(2,436)	(951)
Templeton Foreign VIP Fund - Class 2	473	(581)	(108)
Templeton Global Bond VIP Fund - Class 1	7,812	(37,177)	(29,365)
Templeton Growth VIP Fund - Class 1	1,491	(1,599)	(108)
Templeton Growth VIP Fund - Class 2	305	(238)	67
TOPS® Moderate Growth ETF Portfolio - Class 2 Shares	—	(1,366)	(1,366)

The change in units outstanding for the year ended December 31, 2021, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Growth and Income Portfolio - Class A	3,199	(3,683)	(484)
AB VPS International Value Portfolio - Class A	5,291	(3,325)	1,966
AB VPS Large Cap Growth Portfolio - Class A	1,869	(3,017)	(1,148)
AB VPS Small/Mid Cap Value Portfolio - Class A	18,229	(25,451)	(7,222)
AB VPS Sustainable Global Thematic Portfolio - Class A	5,721	(3,859)	1,862
American Century VP Balanced Fund - Class I	2,137	(1,009)	1,128
American Century VP Inflation Protection Fund - Class I	9,806	(13,019)	(3,213)
American Funds Global Growth Fund - Class 2	23,618	(7,703)	15,915
American Funds Global Small Capitalization Fund - Class 2	18,803	(16,243)	2,560
American Funds Growth Fund - Class 2	53,124	(25,423)	27,701
American Funds Growth-Income Fund - Class 2	37,630	(16,649)	20,981
American Funds International Fund - Class 2	59,967	(17,132)	42,835
BlackRock Global Allocation V.I. Fund - Class I	23,552	(9,542)	14,010
ClearBridge Variable Mid Cap Portfolio - Class I	15,004	(2,007)	12,997
Delaware VIP® Emerging Markets Series - Standard Class	27,323	(8,107)	19,216

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP® Small Cap Value Series - Standard Class	16,168	(23,083)	(6,915)
DWS Alternative Asset Allocation VIP Portfolio - Class A	2,531	(901)	1,630
DWS Equity 500 Index VIP Portfolio - Class A	16,411	(12,907)	3,504
DWS Small Cap Index VIP Portfolio - Class A	5,491	(5,046)	445
Fidelity® VIP Asset Manager Portfolio - Initial Class	887	(1,271)	(384)
Fidelity® VIP Contrafund® Portfolio - Service Class	28,510	(16,830)	11,680
Fidelity® VIP Equity-Income Portfolio - Initial Class	975	(927)	48
Fidelity® VIP Equity-Income Portfolio - Service Class	3,176	(399)	2,777
Fidelity® VIP Growth Opportunities Portfolio - Service Class	3,537	(1,611)	1,926
Fidelity® VIP Growth Portfolio - Service Class	8,406	(5,146)	3,260
Fidelity® VIP High Income Portfolio - Service Class	1,641	(133)	1,508
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,058	(1,534)	524
Fidelity® VIP Mid Cap Portfolio - Service Class	4,609	(13,748)	(9,139)
Fidelity® VIP Overseas Portfolio - Service Class	2,627	(5,092)	(2,465)
Franklin Income VIP Fund - Class 1	18,381	(13,180)	5,201
Franklin Mutual Shares VIP Fund - Class 1	5,352	(10,121)	(4,769)
Franklin Small-Mid Cap Growth VIP Fund - Class 1	6,726	(2,019)	4,707
Invesco V.I. American Franchise Fund - Series I Shares	13,230	(1,527)	11,703
Invesco V.I. Core Equity Fund - Series I Shares	25,008	(2,911)	22,097
Invesco V.I. Core Plus Bond Fund - Series I Shares	1,398	(1,713)	(315)
Invesco V.I. EQV International Equity Fund - Series I Shares	5,622	(2,034)	3,588
Janus Henderson Balanced Portfolio - Institutional Shares	10,040	(339)	9,701
Janus Henderson Balanced Portfolio - Service Shares	5,504	(1,176)	4,328
Janus Henderson Enterprise Portfolio - Service Shares	1,350	(234)	1,116
Janus Henderson Global Research Portfolio - Institutional Shares	10,972	(978)	9,994
Janus Henderson Global Research Portfolio - Service Shares	1,149	(257)	892
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	297	(725)	(428)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	11,314	(900)	10,414
LVIP Baron Growth Opportunities Fund - Service Class	7,784	(3,731)	4,053
LVIP Baron Growth Opportunities Fund - Standard Class	1,195	(635)	560
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	4,014	(2,363)	1,651
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	286	(110)	176
LVIP BlackRock Global Real Estate Fund - Standard Class	3,463	(13,249)	(9,786)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	12,196	(2,122)	10,074
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	280	(148)	132
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	466	(2,077)	(1,611)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	274	(665)	(391)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	127	(106)	21
LVIP Delaware Bond Fund - Standard Class	61,117	(7,208)	53,909
LVIP Delaware Diversified Floating Rate Fund - Standard Class	25,441	(5,437)	20,004
LVIP Delaware Diversified Income Fund - Standard Class	40,162	(13,168)	26,994
LVIP Delaware High Yield Fund - Standard Class	10,618	(2,063)	8,555
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	21,492	(7,852)	13,640
LVIP Delaware Mid Cap Value Fund - Standard Class	2,027	(4,653)	(2,626)
LVIP Delaware REIT Fund - Standard Class	11,442	(17,777)	(6,335)
LVIP Delaware SMID Cap Core Fund - Standard Class	25,595	(5,497)	20,098
LVIP Delaware Social Awareness Fund - Standard Class	7,452	(2,240)	5,212
LVIP Delaware U.S. Growth Fund - Standard Class	4,894	(3,459)	1,435
LVIP Delaware Value Fund - Standard Class	8,537	(4,290)	4,247
LVIP Delaware Wealth Builder Fund - Standard Class	1,604	(113)	1,491
LVIP Dimensional International Core Equity Fund - Standard Class	842	(279)	563
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	2,170	(3,811)	(1,641)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	1,018	(1,140)	(122)
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	754	(263)	491
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	2,470	(4,162)	(1,692)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	783	(1,042)	(259)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	3,676	(4,680)	(1,004)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	7,259	(27,390)	(20,131)
LVIP Global Income Fund - Standard Class	11,145	(11,300)	(155)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	10,271	(15,088)	(4,817)
LVIP Government Money Market Fund - Standard Class	359,224	(314,721)	44,503
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	5	(1)	4

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP JPMorgan High Yield Fund - Standard Class	10,816	(871)	9,945
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	1,446	(3,375)	(1,929)
LVIP MFS International Growth Fund - Standard Class	10,937	(3,750)	7,187
LVIP MFS Value Fund - Standard Class	9,471	(19,422)	(9,951)
LVIP Mondrian International Value Fund - Standard Class	10,756	(18,598)	(7,842)
LVIP SSGA Bond Index Fund - Standard Class	43,027	(8,376)	34,651
LVIP SSGA Conservative Index Allocation Fund - Standard Class	2,742	(720)	2,022
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	665	(253)	412
LVIP SSGA Developed International 150 Fund - Standard Class	1,447	(550)	897
LVIP SSGA Emerging Markets 100 Fund - Standard Class	3,236	(4,852)	(1,616)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	3,803	(1,544)	2,259
LVIP SSGA International Index Fund - Standard Class	16,504	(2,334)	14,170
LVIP SSGA International Managed Volatility Fund - Standard Class	303	(168)	135
LVIP SSGA Large Cap 100 Fund - Standard Class	3,058	(1,719)	1,339
LVIP SSGA Moderate Index Allocation Fund - Standard Class	3,839	(3,902)	(63)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	13,963	(2,024)	11,939
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	7,066	(942)	6,124
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	4,854	(4,325)	529
LVIP SSGA S&P 500 Index Fund - Standard Class	64,121	(44,560)	19,561
LVIP SSGA Small-Cap Index Fund - Standard Class	20,459	(7,107)	13,352
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	6,492	(12,983)	(6,491)
LVIP T. Rowe Price 2020 Fund - Standard Class	93	(395)	(302)
LVIP T. Rowe Price 2030 Fund - Standard Class	2,781	(1,515)	1,266
LVIP T. Rowe Price 2040 Fund - Standard Class	3,311	(149)	3,162
LVIP T. Rowe Price Growth Stock Fund - Standard Class	4,973	(1,842)	3,131
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	5,413	(2,461)	2,952
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	151	(33)	118
LVIP Vanguard Bond Allocation Fund - Standard Class	20,068	(2,401)	17,667
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	5,016	(1,563)	3,453
LVIP Vanguard International Equity ETF Fund - Standard Class	19,959	(4,001)	15,958
LVIP Wellington Capital Growth Fund - Standard Class	6,707	(4,847)	1,860
LVIP Wellington SMID Cap Value Fund - Standard Class	1,473	(1,845)	(372)
M Capital Appreciation Fund	69	(121)	(52)
M International Equity Fund	85	(98)	(13)
M Large Cap Growth Fund	92	(75)	17
M Large Cap Value Fund	60	(155)	(95)
MFS® VIT Growth Series - Initial Class	13,532	(2,855)	10,677
MFS® VIT Total Return Series - Initial Class	19,850	(4,162)	15,688
MFS® VIT Utilities Series - Initial Class	19,215	(9,073)	10,142
MFS® VIT II Core Equity Portfolio - Initial Class	101	(20)	81
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	11,514	(3,805)	7,709
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	2,480	(5,497)	(3,017)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	5,986	(59)	5,927
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	2,155	(20,541)	(18,386)
Putnam VT Global Health Care Fund - Class IB	3,203	(126)	3,077
Putnam VT Large Cap Value Fund - Class IB	287	(12)	275
Templeton Foreign VIP Fund - Class 1	2,884	(2,649)	235
Templeton Foreign VIP Fund - Class 2	2,364	(299)	2,065
Templeton Global Bond VIP Fund - Class 1	21,454	(11,038)	10,416
Templeton Growth VIP Fund - Class 1	2,867	(2,078)	789
Templeton Growth VIP Fund - Class 2	965	(119)	846
TOPS® Moderate Growth ETF Portfolio - Class 2 Shares	1,366	—	1,366

7. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of Lincoln Life & Annuity Company of New York
and

Contract Owners of Lincoln Life & Annuity Flexible Premium Variable Life Account M

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Lincoln Life & Annuity Flexible Premium Variable Life Account M ("Variable Account"), as of December 31, 2022, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young LLP

We have served as the Variable Account's Auditor since 1999.
Philadelphia, Pennsylvania
April 5, 2023

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Growth and Income Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
AB VPS International Value Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
AB VPS Large Cap Growth Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
AB VPS Small/Mid Cap Value Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
AB VPS Sustainable Global Thematic Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Century VP Balanced Fund - Class I	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Century VP Inflation Protection Fund - Class I	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Global Growth Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Growth Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Growth-Income Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds International Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
BlackRock Global Allocation V.I. Fund - Class I	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2022	For the period from January 1, 2022 through the date when the fund ceased to be available as an investment option to Variable Account contract owners	For the year ended December 31, 2021 and the period from January 1, 2022 through the date when the fund ceased to be available as an investment option to Variable Account contract owners
ClearBridge Variable Mid Cap Portfolio - Class I	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Delaware VIP® Emerging Markets Series - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Delaware VIP® Small Cap Value Series - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
DWS Alternative Asset Allocation VIP Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
DWS Equity 500 Index VIP Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
DWS Small Cap Index VIP Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Asset Manager Portfolio - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Contrafund® Portfolio - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Equity-Income Portfolio - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Equity-Income Portfolio - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Fidelity® VIP Growth Opportunities Portfolio - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Growth Portfolio - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP High Income Portfolio - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Mid Cap Portfolio - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Overseas Portfolio - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Franklin Income VIP Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Franklin Mutual Shares VIP Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Franklin Small-Mid Cap Growth VIP Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. Core Plus Bond Fund - Series I Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. EQV International Equity Fund - Series I Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Janus Henderson Balanced Portfolio - Institutional Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Janus Henderson Global Research Portfolio - Institutional Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Baron Growth Opportunities Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP BlackRock Global Allocation Fund - Standard Class	As of December 31, 2022	For the period from June 3, 2022 through December 31, 2022	For the period from June 3, 2022 (commencement of operations) through December 31, 2022
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP BlackRock Global Real Estate Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Bond Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Diversified Floating Rate Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Diversified Income Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware High Yield Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Mid Cap Value Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware REIT Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware SMID Cap Core Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Social Awareness Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware U.S. Growth Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Value Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Wealth Builder Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Dimensional International Core Equity Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Global Income Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Government Money Market Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP JPMorgan High Yield Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP MFS International Growth Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP MFS Value Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Conservative Index Allocation Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Developed International 150 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Emerging Markets 100 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA International Index Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA International Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Large Cap 100 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Moderate Index Allocation Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Small-Cap Index Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP T. Rowe Price 2020 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP T. Rowe Price 2030 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP T. Rowe Price 2040 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP T. Rowe Price Growth Stock Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Vanguard Bond Allocation Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Vanguard International Equity ETF Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Wellington Capital Growth Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Wellington SMID Cap Value Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
M Capital Appreciation Fund	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
M International Equity Fund	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
M Large Cap Growth Fund	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
M Large Cap Value Fund	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
MFS® VIT Growth Series - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
MFS® VIT Total Return Series - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
MFS® VIT Utilities Series - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
MFS® VIT II Core Equity Portfolio - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Putnam VT Global Health Care Fund - Class IB	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Putnam VT Large Cap Value Fund - Class IB	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Templeton Foreign VIP Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Templeton Foreign VIP Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Templeton Global Bond VIP Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Templeton Growth VIP Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Templeton Growth VIP Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
TOPS® Moderate Growth ETF Portfolio - Class 2 Shares	Available fund with no money invested at December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 3, 2021 (commencement of operations) through December 31, 2021